UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22519
First Trust Exchange-Traded AlphaDEX® Fund II
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Asia Pacific
ex-Japan AlphaDEX® Fund
FPA | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Asia Pacific ex-Japan AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FPA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$48	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$123,824,391
Total number of portfolio holdings	101
Portfolio turnover rate	71%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Samsung Electro-Mechanics Co., Ltd.	6.9%
Kingboard Laminates Holdings Ltd.	5.4%
Kingboard Holdings Ltd.	4.7%
SK Square Co., Ltd.	3.7%
SK hynix, Inc.	3.4%
LG Innotek Co., Ltd.	2.6%
SK, Inc.	2.1%
Samsung Electronics Co., Ltd.	2.0%
Samsung Life Insurance Co., Ltd.	2.0%
Doosan Co., Ltd.	1.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FPA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)

First Trust Europe AlphaDEX® Fund
FEP | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Europe AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Europe AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$505,300,892
Total number of portfolio holdings	204
Portfolio turnover rate	51%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Prysmian S.p.A.	1.2%
Glanbia PLC	1.1%
Deutsche Lufthansa AG	1.1%
HOCHTIEF AG	1.0%
Aberdeen Group PLC	1.0%
Acciona S.A.	1.0%
ACS Actividades de Construccion y Servicios S.A.	1.0%
JD Sports Fashion PLC	1.0%
Aurubis AG	1.0%
British Land (The) Co. PLC	0.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® EuropeTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Europe AlphaDEX® Fund (FEP)

First Trust Latin America AlphaDEX® Fund
FLN | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Latin America AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FLN. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Latin America AlphaDEX® Fund	$42	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$34,573,477
Total number of portfolio holdings	51
Portfolio turnover rate	42%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Eneva S.A.	3.8%
Coca-Cola Femsa S.A.B. de C.V.	3.8%
Fibra Uno Administracion S.A. de C.V.	3.7%
Cia Paranaense de Energia - Copel	3.4%
Vibra Energia S.A.	3.3%
Credicorp Ltd.	3.2%
Enel Chile S.A.	3.2%
Ultrapar Participacoes S.A.	3.2%
Cia Energetica de Minas Gerais	3.0%
Cemex S.A.B. de C.V., Series CPO	2.9%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FLN to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Latin AmericaTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Latin America AlphaDEX® Fund (FLN)

First Trust China AlphaDEX® Fund
FCA | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust China AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FCA. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust China AlphaDEX® Fund	$39	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$34,461,460
Total number of portfolio holdings	51
Portfolio turnover rate	34%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Yangtze Optical Fibre & Cable Joint Stock Ltd., Co., Class H	14.1%
Inner Mongolia Yitai Coal Co., Ltd., Class B	4.0%
JD Logistics, Inc.	3.7%
PetroChina Co., Ltd., Class H	3.6%
COSCO SHIPPING Holdings Co., Ltd., Class H	3.4%
Qingdao Port International Co., Ltd., Class H	3.2%
Dongfang Electric Corp., Ltd., Class H	3.0%
China National Building Material Co., Ltd., Class H	3.0%
China Coal Energy Co., Ltd., Class H	2.8%
China Life Insurance Co., Ltd., Class H	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FCA to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® ChinaTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust China AlphaDEX® Fund (FCA)

First Trust Japan AlphaDEX® Fund
FJP | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Japan AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FJP. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Japan AlphaDEX® Fund	$42	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$253,827,254
Total number of portfolio holdings	102
Portfolio turnover rate	34%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Mitsui Kinzoku Co.	3.4%
NGK Insulators Ltd.	3.1%
Ibiden Co., Ltd.	3.0%
Fujikura Ltd.	2.4%
Resonac Holdings Corp.	2.3%
Sumitomo Electric Industries Ltd.	2.1%
Kandenko Co., Ltd.	1.9%
Advantest Corp.	1.9%
Kokusai Electric Corp.	1.7%
Tokyo Ohka Kogyo Co., Ltd.	1.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FJP to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® JapanTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Japan AlphaDEX® Fund (FJP)

First Trust Developed Markets
ex-US AlphaDEX® Fund
FDT | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Developed Markets ex-US AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US AlphaDEX® Fund	$44	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$1,315,158,001
Total number of portfolio holdings	303
Portfolio turnover rate	52%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Samsung Electro-Mechanics Co., Ltd.	2.1%
Kingboard Laminates Holdings Ltd.	2.1%
Kingboard Holdings Ltd.	1.8%
SK Square Co., Ltd.	1.4%
LG Innotek Co., Ltd.	1.3%
SK hynix, Inc.	1.3%
SK, Inc.	0.8%
SoftBank Group Corp.	0.8%
Furukawa Electric Co., Ltd.	0.8%
Samsung Electronics Co., Ltd.	0.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Developed Markets Ex-USTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)

First Trust Emerging Markets
AlphaDEX® Fund
FEM | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Emerging Markets AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets AlphaDEX® Fund	$43	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$747,031,083
Total number of portfolio holdings	159
Portfolio turnover rate	61%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Kinsus Interconnect Technology Corp.	2.9%
Innolux Corp.	2.4%
Unimicron Technology Corp.	2.0%
Destek Finans Faktoring A/S	1.9%
Nan Ya Printed Circuit Board Corp.	1.9%
Elite Material Co., Ltd.	1.7%
Accton Technology Corp.	1.7%
Eva Airways Corp.	1.4%
Asia Vital Components Co., Ltd.	1.3%
Weichai Power Co., Ltd., Class H	1.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Emerging MarketsTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Emerging Markets AlphaDEX® Fund (FEM)

First Trust Germany AlphaDEX® Fund
FGM | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Germany AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FGM. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Germany AlphaDEX® Fund	$40	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$98,214,709
Total number of portfolio holdings	41
Portfolio turnover rate	37%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
HOCHTIEF AG	6.1%
Aurubis AG	5.9%
Nordex SE	5.2%
Deutsche Lufthansa AG	4.8%
Bayer AG	4.2%
Schaeffler AG	4.1%
DHL Group	3.7%
thyssenkrupp AG	3.6%
LEG Immobilien SE	3.6%
Aroundtown S.A.	3.6%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FGM to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® GermanyTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Germany AlphaDEX® Fund (FGM)

First Trust United Kingdom
AlphaDEX® Fund
FKU | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust United Kingdom AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FKU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust United Kingdom AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$36,723,685
Total number of portfolio holdings	76
Portfolio turnover rate	40%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Beazley PLC	3.3%
Balfour Beatty PLC	2.6%
Lion Finance Group PLC	2.6%
Standard Chartered PLC	2.4%
IG Group Holdings PLC	2.4%
easyJet PLC	2.3%
Shell PLC	2.3%
Barclays PLC	2.3%
Tritax Big Box REIT PLC	2.3%
Glencore PLC	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FKU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® United KingdomTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust United Kingdom AlphaDEX® Fund (FKU)

First Trust India NIFTY 50
Equal Weight ETF
NFTY | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust India NIFTY 50 Equal Weight ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/NFTY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust India NIFTY 50 Equal Weight ETF	$38	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$132,098,718
Total number of portfolio holdings	50
Portfolio turnover rate	9%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Maruti Suzuki India Ltd.	2.1%
Max Healthcare Institute Ltd.	2.1%
Eternal Ltd.	2.1%
InterGlobe Aviation Ltd.	2.1%
Shriram Finance Ltd.	2.1%
Dr. Reddy's Laboratories Ltd.	2.1%
Cipla Ltd.	2.0%
Titan Co., Ltd.	2.0%
Nestle India Ltd.	2.0%
Bajaj Finance Ltd.	2.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/NFTY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.
First Trust India NIFTY 50 Equal Weight ETF (NFTY)

First Trust Switzerland AlphaDEX® Fund
FSZ | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Switzerland AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FSZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Switzerland AlphaDEX® Fund	$40	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$36,873,303
Total number of portfolio holdings	41
Portfolio turnover rate	37%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Sandoz Group AG	5.0%
SFS Group AG	4.9%
Galderma Group AG	4.5%
VAT Group AG	4.4%
SIG Group AG	3.8%
Holcim AG	3.7%
Avolta AG	3.7%
UBS Group AG	3.5%
Swisscom AG	3.5%
Bucher Industries AG	3.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FSZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® SwitzerlandTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Switzerland AlphaDEX® Fund (FSZ)

First Trust Developed Markets
ex-US Small Cap AlphaDEX® Fund
FDTS | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FDTS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	$42	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$13,047,785
Total number of portfolio holdings	407
Portfolio turnover rate	70%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Shinsegae, Inc.	1.0%
Jeju Semiconductor Corp.	0.9%
GigaVis Co., Ltd.	0.8%
PSK, Inc.	0.8%
TSE Co., Ltd.	0.7%
Daeduck Electronics Co., Ltd.	0.6%
TES Co., Ltd.	0.6%
Tsugami Corp.	0.6%
Fuji Corp.	0.6%
Korea Circuit Co., Ltd.	0.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FDTS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)

First Trust Emerging Markets
Small Cap AlphaDEX® Fund
FEMS | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Emerging Markets Small Cap AlphaDEX® Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEMS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Emerging Markets Small Cap AlphaDEX® Fund	$41	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$251,797,729
Total number of portfolio holdings	206
Portfolio turnover rate	69%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
ITEQ Corp.	2.0%
Holy Stone Enterprise Co., Ltd.	2.0%
Katilimevim Tasarruf Finansman A/S	1.7%
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S	1.6%
Topoint Technology Co., Ltd.	1.5%
Kaori Heat Treatment Co., Ltd.	1.5%
ChipMOS Technologies, Inc.	1.2%
AmTRAN Technology Co., Ltd.	1.1%
Thaifoods Group PCL	1.0%
Pell Bio-Med Technology Co., Ltd.	1.0%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEMS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® Emerging Markets Small CapTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)

First Trust Eurozone AlphaDEX® ETF
FEUZ | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | June 30, 2026
This semi-annual shareholder report contains important information about the First Trust Eurozone AlphaDEX® ETF (the “Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FEUZ. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Eurozone AlphaDEX® ETF	$42	0.80%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of June 30, 2026)
Fund net assets	$136,063,647
Total number of portfolio holdings	153
Portfolio turnover rate	46%
WHAT DID THE FUND INVEST IN? (As of June 30, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Prysmian S.p.A.	1.5%
Glanbia PLC	1.5%
Deutsche Lufthansa AG	1.4%
HOCHTIEF AG	1.4%
Acciona S.A.	1.3%
ASML Holding N.V.	1.3%
ACS Actividades de Construccion y Servicios S.A.	1.3%
Aurubis AG	1.2%
ArcelorMittal S.A.	1.2%
Schaeffler AG	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FEUZ to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq AlphaDEX® EurozoneTM Index (the “Index”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Eurozone AlphaDEX® ETF (FEUZ)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded AlphaDEX® Fund II (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Financial Statements and Other Information
For the Six Months Ended June 30, 2026

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust China AlphaDEX® Fund (FCA)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust United Kingdom AlphaDEX® Fund (FKU)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Eurozone AlphaDEX® ETF (FEUZ)

AlphaDEX® is a registered trademark of First Trust Portfolios L.P.

Table of Contents
First Trust Exchange-Traded AlphaDEX® Fund II
Semi-Annual Financial Statements and Other Information
June 30, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Australia — 9.5%
91,880	Fortescue Ltd. (AUD)	$1,218,188
411,939	GPT Group (The) (AUD)	1,391,801
24,605	Lynas Rare Earths Ltd. (AUD) (c)	307,656
22,913	Northern Star Resources Ltd. (AUD)	300,619
181,174	Perseus Mining Ltd. (AUD)	602,090
11,957	Ramsay Health Care Ltd. (AUD)	364,084
58,607	Santos Ltd. (AUD)	292,556
281,037	Scentre Group (AUD)	751,061
22,811	Sonic Healthcare Ltd. (AUD)	328,656
108,243	Stockland (AUD)	305,763
797,475	Vicinity Ltd. (AUD)	1,424,496
57,739	Washington H Soul Pattinson & Co., Ltd. (AUD)	1,844,869
201,738	Whitehaven Coal Ltd. (AUD)	1,065,705
53,243	Woodside Energy Group Ltd. (AUD)	1,039,897
12,812	Woolworths Group Ltd. (AUD)	355,081
56,275	Yancoal Australia Ltd. (AUD)	213,901
		11,806,423
	Bermuda — 3.1%
700,791	China Gas Holdings Ltd. (HKD)	462,854
263,232	China Resources Gas Group Ltd. (HKD)	492,038
41,072	Hongkong Land Holdings Ltd.	292,433
1,400,319	Kunlun Energy Co., Ltd. (HKD)	1,148,059
89,914	Orient Overseas International Ltd. (HKD) (d)	1,398,663
		3,794,047
	Cayman Islands — 17.9%
1,252,744	Bosideng International Holdings Ltd. (HKD)	683,648
262,642	China Resources Land Ltd. (HKD)	1,004,643
1,503,322	China State Construction International Holdings Ltd. (HKD)	1,336,014
56,312	CK Asset Holdings Ltd. (HKD)	317,214
126,331	CK Hutchison Holdings Ltd. (HKD)	1,067,141
733,183	FIT Hon Teng Ltd. (HKD) (c) (e) (f)	664,673
238,990	Geely Automobile Holdings Ltd. (HKD)	513,764
383,170	Kingboard Holdings Ltd. (HKD)	5,760,118
525,964	Kingboard Laminates Holdings Ltd. (HKD)	6,649,283
231,702	Minth Group Ltd. (HKD)	780,528
73,279	SITC International Holdings Co., Ltd. (HKD)	293,196
Shares	Description	Value

	Cayman Islands (Continued)
32,900	Trip.com Group Ltd. (HKD) (c)	$1,307,132
543,080	Want Want China Holdings Ltd. (HKD)	234,741
732,690	WH Group Ltd. (HKD) (e) (f)	774,463
767,845	Xinyi Glass Holdings Ltd. (HKD) (d)	835,120
		22,221,678
	Hong Kong — 6.3%
335,106	Beijing Enterprises Holdings Ltd. (HKD)	1,148,517
683,586	China Merchants Port Holdings Co., Ltd. (HKD)	1,075,559
216,728	China Overseas Land & Investment Ltd. (HKD)	333,264
2,377,991	China Power International Development Ltd. (HKD)	830,782
686,817	China Resources Power Holdings Co., Ltd. (HKD)	1,481,725
489,352	China Taiping Insurance Holdings Co., Ltd. (HKD)	1,124,352
71,440	Galaxy Entertainment Group Ltd. (HKD)	267,985
641,364	Guangdong Investment Ltd. (HKD)	634,589
19,550	Sun Hung Kai Properties Ltd. (HKD)	279,932
58,750	Swire Pacific Ltd., Class A (HKD)	612,006
		7,788,711
	Singapore — 5.2%
97,243	BOC Aviation Ltd. (HKD) (e) (f)	1,007,414
50,100	City Developments Ltd. (SGD)	300,890
610,700	Genting Singapore Ltd. (SGD) (d)	287,944
624,600	Mapletree Pan Asia Commercial Trust (SGD)	622,790
62,300	Sembcorp Industries Ltd. (SGD)	305,782
249,900	Singapore Airlines Ltd. (SGD)	1,483,464
76,700	Singapore Technologies Engineering Ltd. (SGD)	615,971
85,500	UOL Group Ltd. (SGD)	629,148
214,000	Wilmar International Ltd. (SGD)	597,132
218,300	Yangzijiang Shipbuilding Holdings Ltd. (SGD)	577,071
		6,427,606
	South Korea — 57.6%
5,807	APR Corp. (KRW)	1,444,910
5,976	DB Insurance Co., Ltd. (KRW)	516,483
2,384	Doosan Co., Ltd. (KRW)	2,288,135
10,662	Doosan Enerbility Co., Ltd. (KRW) (c)	597,342
10,525	Ecopro Co., Ltd. (KRW)	724,175
See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
1,948	Hanmi Semiconductor Co., Ltd. (KRW)	$322,508
1,569	Hanwha Aerospace Co., Ltd. (KRW)	1,007,652
22,845	Hanwha Corp. (KRW)	1,470,113
21,444	Hanwha Systems Co., Ltd. (KRW)	1,010,400
10,238	HD Hyundai Co., Ltd. (KRW)	1,318,325
125,033	HMM Co., Ltd. (KRW)	1,501,881
997	Hyosung Heavy Industries Corp. (KRW)	2,212,409
17,218	Hyundai Engineering & Construction Co., Ltd. (KRW)	1,269,151
9,433	Hyundai Glovis Co., Ltd. (KRW)	1,114,815
6,473	Hyundai Mobis Co., Ltd. (KRW)	2,089,008
5,492	Hyundai Motor Co. (KRW)	1,754,689
6,897	KB Financial Group, Inc. (KRW)	707,818
16,851	Kia Corp. (KRW)	1,500,960
3,577	KIWOOM Securities Co., Ltd. (KRW)	791,913
58,750	Korea Electric Power Corp. (KRW)	1,403,053
12,085	Korea Investment Holdings Co., Ltd. (KRW)	1,723,866
1,032	Korea Zinc Co., Ltd. (KRW)	719,396
62,340	Korean Air Lines Co., Ltd. (KRW)	1,108,544
15,553	LEENO Industrial, Inc. (KRW)	843,253
13,903	LG Electronics, Inc. (KRW)	1,821,667
5,000	LG Innotek Co., Ltd. (KRW)	3,165,946
3,205	LIG Defense&Aerospace Co., Ltd. (KRW)	1,487,378
9,556	LS Corp. (KRW)	2,254,385
13,633	LS Electric Co., Ltd. (KRW)	2,094,271
7,945	Mirae Asset Securities Co., Ltd. (KRW)	219,227
2,942	POSCO Holdings, Inc. (KRW)	601,958
20,535	Posco International Corp. (KRW)	651,452
1,770	Sam Chun Dang Pharm Co., Ltd. (KRW)	258,194
27,416	Samsung E&A Co., Ltd (KRW)	842,317
6,004	Samsung Electro-Mechanics Co., Ltd. (KRW)	8,463,652
11,709	Samsung Electronics Co., Ltd. (KRW)	2,524,241
9,300	Samsung Life Insurance Co., Ltd. (KRW)	2,407,087
9,782	Samsung SDS Co., Ltd. (KRW)	1,204,677
Shares	Description	Value

	South Korea (Continued)
11,159	Shinhan Financial Group Co., Ltd. (KRW)	$690,010
2,424	SK hynix, Inc. (KRW)	4,146,131
4,198	SK Square Co., Ltd. (KRW)	4,598,209
4,877	SK, Inc. (KRW)	2,625,326
13,942	S-Oil Corp. (KRW)	957,483
45,810	Woori Financial Group, Inc. (KRW)	857,478
		71,311,888
	Total Common Stocks	123,350,353
	(Cost $97,592,840)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.2%
$1,466,138	Toronto-Dominion Bank (The), 3.64% (g), dated 06/30/26, due 07/01/26, with a maturity value of $1,466,286. Collateralized by U.S. Treasury Securities, interest rates of 2.25% to 3.63%, due 08/31/27 to 11/15/27. The value of the collateral including accrued interest is $1,495,461. (h)	1,466,138
	(Cost $1,466,138)

	Total Investments — 100.8%	124,816,491
	(Cost $99,058,978)
	Net Other Assets and Liabilities — (0.8)%	(992,100)
	Net Assets — 100.0%	$123,824,391

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $1,292,919 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,466,138.

See Notes to Financial Statements

First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of June 30, 2026.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
HKD	– Hong Kong Dollar
KRW	– South Korean Won
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
KRW	57.1%
HKD	27.7
AUD	9.5
SGD	4.3
USD	1.4
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$123,350,353	$123,350,353	$—	$—
Repurchase Agreements	1,466,138	—	1,466,138	—
Total Investments	$124,816,491	$123,350,353	$1,466,138	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,292,919
Non-cash Collateral(2)	(1,292,919)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,466,138
Non-cash Collateral(4)	(1,466,138)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Austria — 2.3%
5,356	BAWAG Group AG (EUR) (c) (d)	$1,072,791
22,392	OMV AG (EUR)	1,411,013
19,077	Raiffeisen Bank International AG (EUR)	1,217,380
138,540	UNIQA Insurance Group AG (EUR)	2,792,328
45,187	Vienna Insurance Group AG Wiener Versicherung Gruppe (EUR)	3,325,003
36,680	voestalpine AG (EUR)	1,711,622
		11,530,137
	Belgium — 2.5%
2,641	Ackermans & Van Haaren N.V. (EUR)	862,429
11,001	Ageas S.A./N.V. (EUR)	879,879
76,475	Colruyt Group N.V. (EUR)	3,142,186
15,046	Deme Group N.V. (EUR)	3,008,512
2,683	UCB S.A. (EUR)	803,183
171,477	Umicore S.A. (EUR)	3,965,602
		12,661,791
	Bermuda — 0.4%
80,218	Hiscox Ltd. (GBP)	1,965,308
	Denmark — 4.5%
1,614	A.P. Moller - Maersk A/S, Class B (DKK)	3,834,134
3,385	DSV A/S (DKK)	801,535
519,607	H. Lundbeck A/S (DKK)	3,374,211
88,373	ISS A/S (DKK)	3,615,084
24,934	NKT A/S (DKK) (e)	3,720,099
22,447	Novo Nordisk A/S, Class B (DKK)	1,079,517
22,848	Pandora A/S (DKK)	2,621,618
136,289	Vestas Wind Systems A/S (DKK)	3,845,964
		22,892,162
	Finland — 2.2%
47,057	Metso Oyj (EUR)	817,261
99,266	Neste Oyj (EUR)	3,248,375
204,127	Nokia Oyj (EUR)	2,695,027
275,658	Stora Enso Oyj, Class R (EUR)	2,937,370
43,748	Wartsila Oyj Abp (EUR)	1,668,542
		11,366,575
	France — 11.3%
18,913	Amundi S.A. (EUR) (c) (d)	1,814,153
23,795	Arkema S.A. (EUR)	1,499,422
42,114	Bouygues S.A. (EUR)	2,348,702
27,607	Capgemini SE (EUR)	2,774,579
43,610	Carrefour S.A. (EUR)	809,715
39,602	Cie de Saint-Gobain S.A. (EUR)	3,581,918
Shares	Description	Value

	France (Continued)
95,050	Cie Generale des Etablissements Michelin S.C.A. (EUR)	$3,665,377
54,136	Covivio S.A. (EUR)	3,315,459
43,542	Credit Agricole S.A. (EUR)	875,367
15,866	Eiffage S.A. (EUR)	2,340,380
114,270	Elis S.A. (EUR)	3,538,296
101,276	Engie S.A. (EUR)	3,192,647
10,241	Gaztransport Et Technigaz S.A. (EUR)	2,175,276
17,298	Ipsen S.A. (EUR)	3,336,269
106,975	Klepierre S.A. (EUR)	4,471,144
78,486	Orange S.A. (EUR)	1,480,132
32,402	Pernod Ricard S.A. (EUR)	2,364,250
19,583	Publicis Groupe S.A. (EUR)	1,934,582
20,842	Rexel S.A. (EUR)	909,932
8,385	Sanofi S.A. (EUR)	719,317
45,394	SCOR SE (EUR)	1,646,259
22,462	Societe Generale S.A. (EUR)	1,985,700
62,914	Sodexo S.A. (EUR)	3,640,990
25,718	TotalEnergies SE (EUR)	1,999,081
31,891	Vallourec SACA (EUR) (e)	746,625
		57,165,572
	Germany — 14.2%
23,121	Aurubis AG (EUR) (f)	4,786,935
52,834	Bayer AG (EUR)	2,922,411
44,463	Bayerische Motoren Werke AG (EUR)	2,908,994
481,950	Deutsche Lufthansa AG (EUR)	5,512,248
31,000	DHL Group (EUR)	1,880,827
73,167	E.ON SE (EUR)	1,506,896
82,820	Evonik Industries AG (EUR)	1,502,721
9,348	Fraport AG Frankfurt Airport Services Worldwide (EUR)	778,110
89,917	Fresenius Medical Care AG (EUR)	4,068,457
38,322	FUCHS SE (Preference Shares) (EUR)	1,674,398
3,889	Heidelberg Materials AG (EUR)	741,629
31,386	Henkel AG & Co. KGaA (Preference Shares) (EUR)	2,637,256
9,060	HOCHTIEF AG (EUR)	5,248,423
46,803	KION Group AG (EUR)	2,073,300
61,820	LEG Immobilien SE (EUR)	3,902,599
52,959	Mercedes-Benz Group AG (EUR)	2,657,632
12,893	Merck KGaA (EUR)	2,163,319
76,155	Nordex SE (EUR) (e)	4,020,065
24,051	RWE AG (EUR)	1,555,950
393,266	Schaeffler AG (EUR)	3,810,438
14,628	Siemens Energy AG (EUR)	2,771,164
280,971	thyssenkrupp AG (EUR)	3,340,383
75,613	United Internet AG (EUR)	1,987,088
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
32,112	Volkswagen AG (Preference Shares) (EUR)	$2,572,042
160,859	Vonovia SE (EUR)	3,968,174
8,248	Wacker Chemie AG (EUR) (e)	856,654
		71,848,113
	Greece — 2.6%
218,809	Alpha Bank S.A. (EUR)	987,791
127,504	Hellenic Telecommunications Organization S.A. (EUR)	2,830,670
91,026	Motor Oil Hellas Corinth Refineries S.A. (EUR)	3,991,748
99,287	Piraeus Bank S.A. (EUR)	1,030,987
154,482	Public Power Corp. S.A. (EUR)	4,059,742
		12,900,938
	Ireland — 1.9%
204,609	Glanbia PLC (EUR)	5,718,391
58,117	Ryanair Holdings PLC, ADR	3,763,076
		9,481,467
	Italy — 8.0%
1,142,707	A2A S.p.A. (EUR)	2,950,774
93,392	Banca Monte dei Paschi di Siena S.p.A. (EUR)	1,159,290
80,504	Buzzi S.p.A. (EUR)	4,119,943
47,770	Credito Emiliano S.p.A. (EUR)	928,437
47,266	Danieli & C Officine Meccaniche S.p.A. (EUR)	3,637,300
23,136	De’ Longhi S.p.A (EUR)	981,800
111,649	Eni S.p.A. (EUR)	2,630,487
349,256	Hera S.p.A. (EUR)	1,457,362
23,901	Leonardo S.p.A. (EUR)	1,281,484
28,014	Lottomatica Group S.p.A. (EUR)	777,811
208,608	Maire S.p.A. (EUR)	3,413,239
469,934	Pirelli & C S.p.A. (EUR) (c) (d)	3,551,889
35,110	Prysmian S.p.A. (EUR)	5,859,021
886,079	Saipem S.p.A. (EUR) (f)	4,463,805
35,329	SOL S.p.A. (EUR)	2,349,346
34,952	Unipol Assicurazioni S.p.A. (EUR)	974,838
		40,536,826
	Jersey — 0.7%
535,849	Glencore PLC (GBP)	3,651,981
	Luxembourg — 1.8%
63,287	ArcelorMittal S.A. (EUR)	3,810,815
183,985	InPost S.A. (EUR) (e)	3,239,498
81,602	Tenaris S.A. (EUR)	2,257,295
		9,307,608
	Netherlands — 5.3%
14,098	Akzo Nobel N.V. (EUR)	955,868
2,178	ASM International N.V. (EUR)	2,489,818
Shares	Description	Value

	Netherlands (Continued)
1,859	ASML Holding N.V. (EUR)	$3,656,401
11,721	ASR Nederland N.V. (EUR)	884,432
170,948	Brembo N.V. (EUR)	2,000,123
68,863	Koninklijke Ahold Delhaize N.V. (EUR)	2,771,201
73,947	Koninklijke Vopak N.V. (EUR)	3,856,194
88,972	Prosus N.V. (EUR)	3,862,027
93,271	Randstad N.V. (EUR) (f)	2,686,657
100,177	SBM Offshore N.V. (EUR)	3,472,772
		26,635,493
	Norway — 4.4%
21,559	Aker BP ASA (NOK)	660,372
92,589	Equinor ASA (NOK)	2,932,429
70,901	Mowi ASA (NOK)	1,309,360
379,751	Norsk Hydro ASA (NOK)	3,445,132
195,173	Orkla ASA (NOK)	2,054,556
36,983	SpareBank 1 Sor-Norge ASA (NOK)	722,585
44,664	Storebrand ASA (NOK)	838,367
770,171	Var Energi ASA (NOK)	3,204,864
319,577	Wallenius Wilhelmsen ASA (NOK)	4,239,073
69,015	Yara International ASA (NOK)	3,035,726
		22,442,464
	Portugal — 0.8%
459,860	EDP S.A. (EUR)	2,407,014
66,028	Galp Energia SGPS S.A. (EUR)	1,406,641
		3,813,655
	Spain — 6.5%
15,566	Acciona S.A. (EUR) (f)	4,930,182
33,093	ACS Actividades de Construccion y Servicios S.A. (EUR)	4,866,395
151,999	EDP Renewables S.A. (EUR)	2,460,953
121,404	Enagas S.A. (EUR) (f)	2,352,619
57,674	Endesa S.A. (EUR) (f)	2,628,015
154,895	Grifols S.A. (EUR) (f)	1,585,762
44,049	Indra Sistemas S.A. (EUR)	2,411,824
693,020	International Consolidated Airlines Group S.A. (GBP)	4,389,461
21,501	Logista Integral S.A. (EUR)	828,889
149,487	Merlin Properties Socimi S.A. (EUR)	2,620,122
140,694	Repsol S.A. (EUR) (f)	3,538,248
		32,612,470
	Sweden — 6.9%
70,998	Axfood AB (SEK)	1,884,718
62,700	Boliden AB (SEK)	3,535,801
94,030	Essity AB, Class B (SEK)	2,660,014
39,029	Evolution AB (SEK) (c) (d) (e)	2,677,512
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Sweden (Continued)
444,267	Fastighets AB Balder, Class B (SEK) (e)	$2,369,705
82,217	Industrivarden AB, Class C (SEK)	4,510,918
107,442	Investor AB, Class B (SEK)	4,460,521
42,932	L E Lundbergforetagen AB, Class B (SEK)	2,472,840
1	Norion Bank AB (SEK) (e)	6
24,662	Saab AB, Class B (SEK)	1,278,837
21,302	Sandvik AB (SEK)	878,544
414,555	SSAB AB, Class B (SEK)	3,829,878
38,823	Swedish Orphan Biovitrum AB (SEK) (e)	1,849,792
71,621	Telefonaktiebolaget LM Ericsson, Class B (SEK)	798,838
727,502	Volvo Car AB, Class B (SEK) (e) (f)	1,412,786
		34,620,710
	Switzerland — 3.1%
9,013	Accelleron Industries AG (CHF)	925,840
13,589	Avolta AG (CHF)	908,176
1,855	Barry Callebaut AG (CHF)	2,573,583
28,547	Coca-Cola HBC AG (GBP)	1,863,020
1,513	Emmi AG (CHF)	1,649,694
20,803	Sandoz Group AG (CHF)	1,882,569
2,889	Swisscom AG (CHF)	2,229,321
3,982	VAT Group AG (CHF) (c) (d)	3,480,308
		15,512,511
	United Kingdom — 19.6%
124,291	3i Group PLC (GBP)	4,098,574
1,596,537	Aberdeen Group PLC (GBP)	5,044,438
81,363	Allfunds Group PLC (EUR)	781,836
33,318	Anglogold Ashanti PLC (ZAR)	2,700,894
36,432	Antofagasta PLC (GBP)	1,846,028
161,483	Associated British Foods PLC (GBP)	4,254,006
55,095	BAE Systems PLC (GBP)	1,347,613
400,824	Balfour Beatty PLC (GBP)	4,612,275
399,832	BP PLC (GBP)	2,477,305
13,865	British American Tobacco PLC (GBP)	860,160
852,624	British Land (The) Co. PLC (GBP)	4,677,676
287,908	BT Group PLC (GBP)	725,985
1,425,989	Centrica PLC (GBP)	3,231,642
10,160	Diploma PLC (GBP)	960,894
67,943	Endeavour Mining PLC (GBP)	3,338,164
114,619	Evraz PLC (GBP) (e) (g) (h) (i)	0
36,686	Fresnillo PLC (GBP)	1,333,833
58,725	GSK PLC (GBP)	1,543,119
Shares	Description	Value

	United Kingdom (Continued)
1,010,750	Harbour Energy PLC (GBP)	$2,882,533
159,486	ICG PLC (GBP)	3,573,092
357,549	J Sainsbury PLC (GBP)	1,516,722
4,288,462	JD Sports Fashion PLC (GBP)	4,819,251
854,187	Kingfisher PLC (GBP)	3,208,767
19,592	Lion Finance Group PLC (GBP)	2,944,426
668,432	M&G PLC (GBP)	2,980,897
83,069	Metlen Energy & Metals PLC (EUR) (f)	3,912,368
215,521	Mondi PLC (GBP)	1,955,981
183,724	Pearson PLC (GBP)	2,914,668
170,158	Persimmon PLC (GBP)	2,369,920
11,911	Reckitt Benckiser Group PLC (GBP)	775,908
34,911	Rio Tinto PLC (GBP)	3,298,043
19,613	Severn Trent PLC (GBP)	769,025
50,743	Shell PLC (GBP)	1,974,150
46,709	SSE PLC (GBP)	1,509,280
178,643	Standard Life PLC (GBP)	1,973,890
384,303	Tesco PLC (GBP)	2,338,269
1,286,721	Tritax Big Box REIT PLC (GBP)	2,754,736
46,087	United Utilities Group PLC (GBP)	800,221
2,674,517	Vodafone Group PLC (GBP)	3,533,432
79,187	Whitbread PLC (GBP)	2,511,456
		99,151,477
	United States — 0.4%
15,427	Autoliv, Inc., SDR (SEK)	1,810,571
	Total Common Stocks	501,907,829
	(Cost $442,083,744)
RIGHTS (a) (b) — 0.0%
	Spain — 0.0%
33,093	ACS Actividades de Construccion y Servicios S.A., expiring 07/23/26 (EUR) (e) (g)	69,461
	(Cost $70,551)
MONEY MARKET FUNDS — 0.1%
370,884	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (j)	370,884
	(Cost $370,884)

See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.0%
$25,531,292	RBC Dominion Securities, Inc., 3.64% (j), dated 06/30/26, due 07/01/26, with a maturity value of $25,533,874. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/06/26 to 11/15/55. The value of the collateral including accrued interest is $26,041,918. (k)	$25,531,292
	(Cost $25,531,292)

	Total Investments — 104.5%	527,879,466
	(Cost $468,056,471)
	Net Other Assets and Liabilities — (4.5)%	(22,578,574)
	Net Assets — 100.0%	$505,300,892

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $24,352,063 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $25,531,292.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $0 or 0.0% of net assets.

(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of June 30, 2026.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
NOK	– Norwegian Krone
SDR	– Swedish Depositary Receipt
SEK	– Swedish Krona
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
EUR	56.2%
GBP	19.6
SEK	6.9
USD	5.6
DKK	4.3
NOK	4.3
CHF	2.6
ZAR	0.5
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
United Kingdom	$99,151,477	$99,151,477	$—	$— **
Other Country Categories*	402,756,352	402,756,352	—	—
Rights*	69,461	69,461	—	—
Money Market Funds	370,884	370,884	—	—
Repurchase Agreements	25,531,292	—	25,531,292	—
Total Investments	$527,879,466	$502,348,174	$25,531,292	$— **

*	See Portfolio of Investments for country breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Europe AlphaDEX® Fund (FEP)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$24,352,063
Non-cash Collateral(2)	(24,352,063)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$25,531,292
Non-cash Collateral(4)	(25,531,292)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.2%
	Bermuda — 3.1%
2,787	Credicorp Ltd.	$1,085,759
	Brazil — 53.3%
21,074	Axia Energia S.A. (BRL)	221,995
201,215	B3 S.A. - Brasil Bolsa Balcao (BRL)	566,347
193,133	Banco Bradesco S.A. (Preference Shares) (BRL)	677,161
87,697	Banco BTG Pactual S.A. (BRL)	918,879
53,657	Banco do Brasil S.A. (BRL)	206,945
40,278	Banco Santander Brasil S.A. (BRL)	209,103
70,906	BB Seguridade Participacoes S.A. (BRL)	538,014
38,994	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (BRL)	223,889
489,342	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	1,030,383
399,910	Cia Paranaense de Energia - Copel (BRL)	1,163,560
251,451	Eneva S.A. (BRL) (c)	1,301,507
30,270	Equatorial S.A. (BRL)	228,331
129,908	Gerdau S.A. (Preference Shares) (BRL)	522,924
113,535	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	927,669
353,111	Itausa S.A. (Preference Shares) (BRL)	915,217
78,807	Localiza Rent a Car S.A. (BRL)	634,144
234,179	Motiva Infraestrutura de Mobilidade S.A. (BRL)	663,212
126,785	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	928,360
48,866	Porto Seguro S.A. (BRL)	500,937
93,198	PRIO S.A. (BRL) (c)	941,494
52,449	Raia Drogasil S.A. (BRL)	170,790
118,894	Suzano S.A. (BRL)	915,490
119,730	Telefonica Brasil S.A. (BRL)	787,407
134,828	TIM S.A. (BRL)	571,197
214,854	Ultrapar Participacoes S.A. (BRL)	1,084,613
29,925	Vale S.A. (BRL)	451,458
195,149	Vibra Energia S.A. (BRL)	1,129,923
		18,430,949
	Chile — 13.3%
11,033	Banco de Credito e Inversiones S.A. (CLP)	724,819
5,754,006	Banco Santander Chile (CLP)	471,197
137,916	Empresas Copec S.A. (CLP)	860,288
12,346,686	Enel Chile S.A. (CLP)	1,084,729
Shares	Description	Value

	Chile (Continued)
116,755	Falabella S.A. (CLP)	$728,923
9,674,096	Latam Airlines Group S.A. (CLP)	281,315
5,888	Sociedad Quimica y Minera de Chile S.A., Class B (Preference Shares) (CLP)	437,146
		4,588,417
	Colombia — 2.3%
12,809	Grupo Cibest S.A. (Preference Shares) (COP)	253,316
61,758	Interconexion Electrica S.A. ESP (COP)	532,985
		786,301
	Mexico — 27.2%
748,694	America Movil S.A.B. de C.V., Series B (MXN)	969,717
829,939	Cemex S.A.B. de C.V., Series CPO (MXN)	996,639
122,032	Coca-Cola Femsa S.A.B. de C.V. (MXN)	1,290,207
730,855	Fibra Uno Administracion S.A. de C.V. (MXN)	1,252,536
43,530	Fomento Economico Mexicano S.A.B. de C.V., Series UBD (MXN)	554,969
12,974	Gruma S.A.B. de C.V., Class B (MXN)	208,430
121,476	Grupo Comercial Chedraui S.A. de C.V. (MXN)	621,915
64,350	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	679,175
283,310	Grupo Financiero Inbursa S.A.B. de C.V., Class O (MXN)	673,302
44,433	Grupo Mexico S.A.B. de C.V., Series B (MXN)	503,697
5,352	Industrias Penoles S.A.B. de C.V. (MXN)	233,906
108,951	Prologis Property Mexico S.A. de C.V. (MXN)	472,313
58,850	Promotora y Operadora de Infraestructura S.A.B. de C.V. (MXN)	934,768
		9,391,574
	Total Common Stocks	34,283,000
	(Cost $30,886,441)
See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
4,847	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (d)	$4,847
	(Cost $4,847)

	Total Investments — 99.2%	34,287,847
	(Cost $30,891,288)
	Net Other Assets and Liabilities — 0.8%	285,630
	Net Assets — 100.0%	$34,573,477

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
COP	– Colombian Peso
MXN	– Mexican Peso
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
BRL	53.7%
MXN	27.4
CLP	13.4
USD	3.2
COP	2.3
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$34,283,000	$34,283,000	$—	$—
Money Market Funds	4,847	4,847	—	—
Total Investments	$34,287,847	$34,287,847	$—	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 97.8%
	Air Freight & Logistics — 4.1%
180,384	J&T Global Express Ltd. (HKD) (b)	$192,279
825,327	JD Logistics, Inc. (HKD) (b) (c) (d)	1,236,488
		1,428,767
	Automobiles — 0.3%
460,545	Guangzhou Automobile Group Co., Ltd., Class H (HKD) (b) (e)	122,141
	Banks — 6.4%
583,845	Bank of Communications Co., Ltd., Class H (HKD)	501,745
490,107	China Construction Bank Corp., Class H (HKD)	504,302
1,035,448	China Everbright Bank Co., Ltd., Class H (HKD) (e)	386,832
959,490	China Minsheng Banking Corp., Ltd., Class H (HKD)	384,146
748,353	China Zheshang Bank Co., Ltd., Class H (HKD)	202,287
307,075	Chongqing Rural Commercial Bank Co., Ltd., Class H (HKD)	226,307
		2,205,619
	Broadline Retail — 0.6%
16,896	JD.com, Inc., Class A (HKD)	213,816
	Communications Equipment — 13.8%
146,094	Yangtze Optical Fibre & Cable Joint Stock Ltd., Co., Class H (HKD) (c) (d)	4,757,506
	Construction Materials — 5.0%
341,217	Anhui Conch Cement Co., Ltd., Class H (HKD)	729,609
1,472,541	China National Building Material Co., Ltd., Class H (HKD)	1,002,616
		1,732,225
	Diversified Telecommunication Services — 2.6%
815,376	China Tower Corp., Ltd., Class H (HKD) (c) (d)	915,925
Shares	Description	Value

	Electrical Equipment — 5.2%
377,041	Dongfang Electric Corp., Ltd., Class H (HKD) (e)	$1,024,948
562,332	Goldwind Science & Technology Co., Ltd., Class H (HKD)	754,284
		1,779,232
	Energy Equipment & Services — 1.9%
809,000	China Oilfield Services Ltd., Class H (HKD)	644,695
	Food Products — 0.5%
464,167	China Feihe Ltd. (HKD) (c) (d)	165,714
	Gas Utilities — 0.4%
27,196	ENN Energy Holdings Ltd. (HKD)	140,300
	Health Care Providers & Services — 3.1%
331,329	Shanghai Pharmaceuticals Holding Co., Ltd., Class H (HKD)	481,604
290,894	Sinopharm Group Co., Ltd., Class H (HKD)	590,108
		1,071,712
	Independent Power and Renewable Electricity Producers — 1.9%
1,390,237	Huadian Power International Corp., Ltd., Class H (HKD)	661,186
	Insurance — 14.2%
274,896	China Life Insurance Co., Ltd., Class H (HKD)	934,447
160,601	China Pacific Insurance Group Co., Ltd., Class H (HKD)	550,432
4,488,109	China Reinsurance Group Corp., Class H (HKD)	635,203
138,747	New China Life Insurance Co., Ltd., Class H (HKD)	814,135
558,227	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD)	333,818
346,044	PICC Property & Casualty Co., Ltd., Class H (HKD)	631,830
86,791	Ping An Insurance Group Co. of China Ltd., Class H (HKD)	564,932
971,578	Sunshine Insurance Group Co., Ltd., Class H (HKD)	421,195
		4,885,992
	Marine Transportation — 3.3%
685,334	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD)	1,136,856
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Metals & Mining — 11.8%
773,895	Aluminum Corp. of China Ltd., Class H (HKD)	$736,117
288,885	China Hongqiao Group Ltd. (HKD)	738,894
294,249	CMOC Group Ltd., Class H (HKD)	569,525
220,307	Jiangxi Copper Co., Ltd., Class H (HKD)	868,548
163,452	Shandong Gold Mining Co., Ltd., Class H (HKD) (c) (d)	348,043
122,577	Zhaojin Mining Industry Co., Ltd., Class H (HKD)	256,162
158,816	Zijin Mining Group Co., Ltd., Class H (HKD)	554,844
		4,072,133
	Oil, Gas & Consumable Fuels — 11.4%
757,929	China Coal Energy Co., Ltd., Class H (HKD)	951,899
807,247	China Petroleum & Chemical Corp., Class H (HKD)	411,711
507,386	Inner Mongolia Yitai Coal Co., Ltd., Class B	1,338,992
1,124,701	PetroChina Co., Ltd., Class H (HKD)	1,216,071
		3,918,673
	Passenger Airlines — 3.7%
266,039	Air China Ltd., Class H (HKD) (b)	143,826
1,767,936	China Eastern Airlines Corp., Ltd., Class H (HKD) (b)	712,327
971,884	China Southern Airlines Co., Ltd., Class H (HKD) (b) (e)	420,088
		1,276,241
	Real Estate Management & Development — 1.0%
440,359	Longfor Group Holdings Ltd. (HKD) (c) (d) (e)	335,764
	Semiconductors & Semiconductor Equipment — 1.1%
24,034	InnoScience Suzhou Technology Holding Co., Ltd., Class H (HKD) (b)	198,270
42,052	Shanghai Fudan Microelectronics Group Co., Ltd., Class H (HKD) (e)	166,538
		364,808
Shares	Description	Value

	Transportation Infrastructure — 5.5%
1,353,750	Qingdao Port International Co., Ltd., Class H (HKD) (c) (d)	$1,087,439
1,052,533	Zhejiang Expressway Co., Ltd., Class H (HKD)	795,823
		1,883,262
	Total Common Stocks	33,712,567
	(Cost $41,219,960)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.6%
$1,580,446	Toronto-Dominion Bank (The), 3.64% (f), dated 06/30/26, due 07/01/26, with a maturity value of $1,580,606. Collateralized by U.S. Treasury Securities, interest rates of 2.25% to 3.63%, due 08/31/27 to 11/15/27. The value of the collateral including accrued interest is $1,612,055. (g)	1,580,446
	(Cost $1,580,446)

	Total Investments — 102.4%	35,293,013
	(Cost $42,800,406)
	Net Other Assets and Liabilities — (2.4)%	(831,553)
	Net Assets — 100.0%	$34,461,460

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $1,481,573 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,580,446.

(f)	Rate shown reflects yield as of June 30, 2026.
(g)	This security serves as collateral for securities on loan.

See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
HKD	– Hong Kong Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
HKD	91.7%
USD	8.3
Total	100.0%

Country Allocation†	% of Net Assets
China	89.0%
Cayman Islands	8.8
Canada	4.6
Total Investments	102.4
Net Other Assets and Liabilities	(2.4)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$33,712,567	$33,712,567	$—	$—
Repurchase Agreements	1,580,446	—	1,580,446	—
Total Investments	$35,293,013	$33,712,567	$1,580,446	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,481,573
Non-cash Collateral(2)	(1,481,573)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,580,446
Non-cash Collateral(4)	(1,580,446)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.7%
	Air Freight & Logistics — 0.8%
68,800	NIPPON EXPRESS HOLDINGS, Inc. (JPY) (b)	$2,134,304
	Automobile Components — 5.1%
197,100	Aisin Corp. (JPY)	2,650,507
53,500	Denso Corp. (JPY)	617,276
16,600	Niterra Co., Ltd. (JPY)	1,092,918
292,000	Sumitomo Electric Industries Ltd. (JPY)	5,256,521
76,600	Yokohama Rubber (The) Co., Ltd. (JPY)	3,412,244
		13,029,466
	Automobiles — 4.5%
300,700	Honda Motor Co., Ltd. (JPY)	2,737,083
141,900	Isuzu Motors Ltd. (JPY)	1,876,785
284,000	Mazda Motor Corp. (JPY)	1,901,252
169,900	Subaru Corp. (JPY)	2,497,377
148,300	Suzuki Motor Corp. (JPY)	1,783,577
34,400	Toyota Motor Corp. (JPY)	576,524
		11,372,598
	Banks — 3.3%
135,900	Hachijuni Nagano Bank Ltd. (JPY)	1,996,354
222,400	Mebuki Financial Group, Inc. (JPY)	1,931,356
94,900	Shizuoka Financial Group, Inc. (JPY)	1,765,568
24,300	Sumitomo Mitsui Trust Group, Inc. (JPY)	905,225
178,600	Yokohama Financial Group, Inc. (JPY)	1,903,038
		8,501,541
	Beverages — 0.8%
140,800	Asahi Group Holdings Ltd. (JPY) (b)	1,340,499
24,500	Suntory Beverage & Food Ltd. (JPY)	677,613
		2,018,112
	Building Products — 1.1%
66,700	AGC, Inc. (JPY) (b)	2,857,194
	Capital Markets — 0.4%
68,300	SBI Holdings, Inc. (JPY)	1,108,544
	Chemicals — 8.7%
332,600	Asahi Kasei Corp. (JPY)	3,663,622
504,500	Mitsubishi Chemical Group Corp. (JPY)	3,501,512
57,800	Mitsui Chemicals, Inc. (JPY)	758,248
53,100	Resonac Holdings Corp. (JPY)	5,780,436
Shares	Description	Value

	Chemicals (Continued)
1,036,400	Sumitomo Chemical Co., Ltd. (JPY)	$3,273,111
59,700	Tokyo Ohka Kogyo Co., Ltd. (JPY)	4,156,364
49,000	Tosoh Corp. (JPY)	882,087
		22,015,380
	Commercial Services & Supplies — 0.3%
24,900	TOPPAN Holdings, Inc. (JPY)	781,786
	Construction & Engineering — 8.1%
99,000	Kajima Corp. (JPY)	3,575,313
114,800	Kandenko Co., Ltd. (JPY)	4,746,060
67,900	Kinden Corp. (JPY)	3,318,265
106,000	Obayashi Corp. (JPY)	2,123,325
216,200	Shimizu Corp. (JPY)	3,390,030
39,000	Taisei Corp. (JPY)	3,418,002
		20,570,995
	Consumer Staples Distribution & Retail — 0.9%
139,900	Aeon Co., Ltd. (JPY)	1,153,823
80,200	Tsuruha Holdings, Inc. (JPY)	1,015,109
		2,168,932
	Electric Utilities — 4.1%
191,600	Chubu Electric Power Co., Inc. (JPY)	3,605,867
235,100	Kansai Electric Power (The) Co., Inc. (JPY) (b)	3,304,659
343,700	Kyushu Electric Power Co., Inc. (JPY)	3,471,984
		10,382,510
	Electrical Equipment — 3.8%
9,600	Fuji Electric Co., Ltd. (JPY)	797,958
159,000	Fujikura Ltd. (JPY)	6,100,077
75,500	Mitsubishi Electric Corp. (JPY)	2,728,485
		9,626,520
	Electronic Equipment, Instruments & Components — 3.0%
51,600	Ibiden Co., Ltd. (JPY)	7,557,760
	Energy Equipment & Services — 1.1%
48,400	Modec, Inc. (JPY)	2,763,886
	Financial Services — 1.6%
176,000	Mitsubishi HC Capital, Inc. (JPY)	1,422,332
25,400	ORIX Corp. (JPY)	960,574
113,800	Tokyo Century Corp. (JPY)	1,744,147
		4,127,053
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Gas Utilities — 1.7%
63,900	Osaka Gas Co., Ltd. (JPY)	$2,144,213
55,700	Tokyo Gas Co., Ltd. (JPY)	2,096,865
		4,241,078
	Ground Transportation — 2.5%
133,100	Central Japan Railway Co. (JPY)	2,839,718
29,200	Hankyu Hanshin Holdings, Inc. (JPY)	767,197
80,500	Seibu Holdings, Inc. (JPY) (b)	1,570,937
73,900	West Japan Railway Co. (JPY)	1,238,522
		6,416,374
	Household Durables — 4.3%
148,500	Haseko Corp. (JPY)	2,597,003
50,000	Open House Group Co., Ltd. (JPY)	2,606,784
114,100	Panasonic Holdings Corp. (JPY)	3,159,250
33,000	Sekisui House Ltd. (JPY)	686,405
215,800	Sumitomo Forestry Co., Ltd. (JPY) (b)	1,792,416
		10,841,858
	Industrial Conglomerates — 0.3%
44,000	Sekisui Chemical Co., Ltd. (JPY)	701,288
	Insurance — 0.9%
73,500	Japan Post Insurance Co., Ltd. (JPY)	690,044
43,100	Sompo Holdings, Inc. (JPY)	1,653,543
		2,343,587
	Machinery — 5.6%
31,400	Ebara Corp. (JPY)	1,208,145
49,700	Hitachi Construction Machinery Co., Ltd. (JPY)	1,605,977
69,200	Komatsu Ltd. (JPY)	2,673,603
52,200	Kubota Corp. (JPY)	862,161
172,300	NGK Insulators Ltd. (JPY)	7,981,571
		14,331,457
	Marine Transportation — 4.6%
264,600	Kawasaki Kisen Kaisha Ltd. (JPY) (b)	4,043,980
122,500	Mitsui OSK Lines Ltd. (JPY) (b)	3,927,504
113,700	Nippon Yusen KK (JPY)	3,647,463
		11,618,947
	Metals & Mining — 6.8%
231,100	JFE Holdings, Inc. (JPY) (b)	2,217,264
278,800	Kobe Steel Ltd. (JPY)	3,210,757
Shares	Description	Value

	Metals & Mining (Continued)
32,800	Mitsui Kinzoku Co. (JPY)	$8,583,536
72,700	Sumitomo Metal Mining Co., Ltd. (JPY)	3,339,563
		17,351,120
	Oil, Gas & Consumable Fuels — 2.1%
208,500	ENEOS Holdings, Inc. (JPY)	1,534,946
184,700	Inpex Corp. (JPY)	3,708,881
		5,243,827
	Paper & Forest Products — 0.5%
268,400	Oji Holdings Corp. (JPY)	1,312,988
	Passenger Airlines — 2.2%
116,200	ANA Holdings, Inc. (JPY) (b)	2,121,108
198,800	Japan Airlines Co., Ltd. (JPY)	3,484,609
		5,605,717
	Pharmaceuticals — 2.8%
165,600	Astellas Pharma, Inc. (JPY)	2,215,197
39,100	Otsuka Holdings Co., Ltd. (JPY)	2,598,330
249,000	Sumitomo Pharma Co., Ltd. (JPY) (c)	2,298,650
		7,112,177
	Real Estate Management & Development — 2.1%
22,100	Daiwa House Industry Co., Ltd. (JPY)	600,361
60,400	Mitsubishi Estate Co., Ltd. (JPY)	1,539,764
64,900	Mitsui Fudosan Co., Ltd. (JPY)	598,328
323,100	Tokyu Fudosan Holdings Corp. (JPY)	2,576,335
		5,314,788
	Semiconductors & Semiconductor Equipment — 4.8%
23,700	Advantest Corp. (JPY)	4,713,909
62,900	Kokusai Electric Corp. (JPY)	4,199,265
15,000	SCREEN Holdings Co., Ltd. (JPY)	1,642,578
3,200	Tokyo Electron Ltd. (JPY)	1,518,374
		12,074,126
	Technology Hardware, Storage & Peripherals — 4.6%
147,900	Brother Industries Ltd. (JPY)	3,339,223
69,000	FUJIFILM Holdings Corp. (JPY)	1,478,071
336,000	Ricoh Co., Ltd. (JPY)	2,905,477
232,900	Seiko Epson Corp. (JPY)	3,863,165
		11,585,936
	Trading Companies & Distributors — 5.5%
106,100	Marubeni Corp. (JPY)	3,060,420
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors (Continued)
49,600	Mitsui & Co., Ltd. (JPY)	$1,371,821
94,800	Sojitz Corp. (JPY)	3,014,919
256,200	Sumitomo Corp. (JPY)	2,440,750
109,300	Toyota Tsusho Corp. (JPY)	4,018,546
		13,906,456
	Wireless Telecommunication Services — 0.8%
52,500	SoftBank Group Corp. (JPY)	1,925,382
	Total Common Stocks	252,943,687
	(Cost $199,451,894)
MONEY MARKET FUNDS — 0.3%
715,124	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (d)	715,124
	(Cost $715,124)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 7.1%
$18,070,382	RBC Dominion Securities, Inc., 3.64% (d), dated 06/30/26, due 07/01/26, with a maturity value of $18,072,209. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/06/26 to 11/15/55. The value of the collateral including accrued interest is $18,431,790. (e)	18,070,382
	(Cost $18,070,382)

	Total Investments — 107.1%	271,729,193
	(Cost $218,237,400)
	Net Other Assets and Liabilities — (7.1)%	(17,901,939)
	Net Assets — 100.0%	$253,827,254

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $16,964,297 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $18,070,382.

(c)	Non-income producing security.
(d)	Rate shown reflects yield as of June 30, 2026.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
JPY	– Japanese Yen
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
JPY	93.1%
USD	6.9
Total	100.0%

Country Allocation†	% of Net Assets
Japan	99.7%
United States	7.4
Total Investments	107.1
Net Other Assets and Liabilities	(7.1)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$252,943,687	$252,943,687	$—	$—
Money Market Funds	715,124	715,124	—	—
Repurchase Agreements	18,070,382	—	18,070,382	—
Total Investments	$271,729,193	$253,658,811	$18,070,382	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in
See Notes to Financial Statements

First Trust Japan AlphaDEX® Fund (FJP)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$16,964,297
Non-cash Collateral(2)	(16,964,297)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$18,070,382
Non-cash Collateral(4)	(18,070,382)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Australia — 3.0%
375,694	Fortescue Ltd. (AUD)	$4,981,127
1,684,406	GPT Group (The) (AUD)	5,691,033
100,612	Lynas Rare Earths Ltd. (AUD) (c)	1,258,033
370,405	Perseus Mining Ltd. (AUD)	1,230,956
48,901	Ramsay Health Care Ltd. (AUD)	1,489,010
1,149,149	Scentre Group (AUD)	3,071,059
4,076,040	Vicinity Ltd. (AUD)	7,280,860
236,087	Washington H Soul Pattinson & Co., Ltd. (AUD)	7,543,421
618,678	Whitehaven Coal Ltd. (AUD)	3,268,239
217,698	Woodside Energy Group Ltd. (AUD)	4,251,890
		40,065,628
	Belgium — 0.5%
62,508	Colruyt Group N.V. (EUR)	2,568,313
12,298	Deme Group N.V. (EUR)	2,459,038
70,084	Umicore S.A. (EUR)	1,620,773
		6,648,124
	Bermuda — 0.9%
1,432,574	China Gas Holdings Ltd. (HKD)	946,178
538,290	China Resources Gas Group Ltd. (HKD)	1,006,182
5,722,463	Kunlun Energy Co., Ltd. (HKD)	4,691,590
368,357	Orient Overseas International Ltd. (HKD)	5,730,003
		12,373,953
	Canada — 5.7%
188,941	ARC Resources Ltd. (CAD)	3,969,992
81,487	AtkinsRealis Group, Inc. (CAD)	5,060,726
865,489	B2Gold Corp. (CAD)	3,246,537
259,730	BCE, Inc. (CAD)	5,594,748
7,410	Bombardier, Inc., Class B (CAD) (c)	1,706,090
18,232	BRP, Inc. (CAD)	1,113,653
53,736	Canadian Natural Resources Ltd. (CAD)	2,126,328
49,386	Cenovus Energy, Inc. (CAD)	1,225,379
74,450	DPM Metals, Inc. (CAD)	2,417,886
76,337	Eldorado Gold Corp. (CAD)	2,375,826
1,537	Fairfax Financial Holdings Ltd. (CAD)	2,528,060
42,361	Finning International, Inc. (CAD)	2,992,226
244,572	First Majestic Silver Corp. (CAD)	4,152,508
278,793	IAMGOLD Corp. (CAD) (c)	4,424,911
42,870	Kinross Gold Corp. (CAD)	1,015,036
17,362	Nutrien Ltd. (CAD)	1,093,809
166,282	OceanaGold Corp. (CAD)	4,168,042
Shares	Description	Value

	Canada (Continued)
53,881	Onex Corp. (CAD)	$4,029,345
235,264	Open Text Corp. (CAD)	5,207,077
244,519	Orla Mining Ltd. (CAD)	2,391,312
170,401	Rogers Communications, Inc., Class B (CAD)	5,543,664
41,953	Saputo, Inc. (CAD)	1,215,180
133,870	SSR Mining, Inc. (CAD) (c)	3,785,078
19,817	Suncor Energy, Inc. (CAD)	1,066,129
232,266	Whitecap Resources, Inc. (CAD)	2,412,324
		74,861,866
	Cayman Islands — 6.1%
2,561,596	Bosideng International Holdings Ltd. (HKD)	1,397,914
715,066	China Resources Land Ltd. (HKD)	2,735,228
4,918,806	China State Construction International Holdings Ltd. (HKD) (d)	4,371,380
343,792	CK Hutchison Holdings Ltd. (HKD)	2,904,074
1,499,332	FIT Hon Teng Ltd. (HKD) (c) (e) (f)	1,359,232
978,861	Geely Automobile Holdings Ltd. (HKD)	2,104,286
1,565,756	Kingboard Holdings Ltd. (HKD)	23,537,698
2,150,356	Kingboard Laminates Holdings Ltd. (HKD)	27,184,990
947,272	Minth Group Ltd. (HKD)	3,191,050
134,512	Trip.com Group Ltd. (HKD) (c)	5,344,223
2,995,148	WH Group Ltd. (HKD) (e) (f)	3,165,912
3,139,073	Xinyi Glass Holdings Ltd. (HKD) (d)	3,414,102
		80,710,089
	Denmark — 1.3%
2,112	A.P. Moller - Maersk A/S, Class B (DKK)	5,017,156
424,722	H. Lundbeck A/S (DKK)	2,758,049
72,234	ISS A/S (DKK)	2,954,884
10,189	NKT A/S (DKK) (c)	1,520,177
178,243	Vestas Wind Systems A/S (DKK)	5,029,871
		17,280,137
	Finland — 0.5%
81,140	Neste Oyj (EUR)	2,655,221
337,979	Stora Enso Oyj, Class R (EUR)	3,601,454
		6,256,675
	France — 2.0%
33,848	Capgemini SE (EUR)	3,401,817
32,371	Cie de Saint-Gobain S.A. (EUR)	2,927,889
77,693	Cie Generale des Etablissements Michelin S.C.A. (EUR)	2,996,045
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	France (Continued)
66,375	Covivio S.A. (EUR)	$4,065,014
93,404	Elis S.A. (EUR)	2,892,194
41,391	Engie S.A. (EUR)	1,304,819
7,068	Ipsen S.A. (EUR)	1,363,207
139,904	Klepierre S.A. (EUR)	5,847,450
25,713	Sodexo S.A. (EUR)	1,488,075
		26,286,510
	Germany — 4.8%
37,798	Aurubis AG (EUR) (d)	7,825,637
58,150	Bayerische Motoren Werke AG (EUR)	3,804,466
630,307	Deutsche Lufthansa AG (EUR)	7,209,064
88,197	Fresenius Medical Care AG (EUR)	3,990,632
14,811	HOCHTIEF AG (EUR)	8,579,955
25,504	KION Group AG (EUR)	1,129,788
101,062	LEG Immobilien SE (EUR)	6,379,885
64,932	Mercedes-Benz Group AG (EUR)	3,258,471
99,598	Nordex SE (EUR) (c)	5,257,573
321,452	Schaeffler AG (EUR)	3,114,617
153,107	thyssenkrupp AG (EUR)	1,820,245
41,202	United Internet AG (EUR)	1,082,777
39,373	Volkswagen AG (Preference Shares) (EUR)	3,153,619
262,969	Vonovia SE (EUR)	6,487,089
		63,093,818
	Greece — 0.6%
69,479	Hellenic Telecommunications Organization S.A. (EUR)	1,542,478
148,809	Motor Oil Hellas Corinth Refineries S.A. (EUR)	6,525,697
		8,068,175
	Hong Kong — 2.1%
1,370,313	Beijing Enterprises Holdings Ltd. (HKD)	4,696,509
2,799,693	China Merchants Port Holdings Co., Ltd. (HKD)	4,405,058
6,483,537	China Power International Development Ltd. (HKD)	2,265,107
2,244,559	China Resources Power Holdings Co., Ltd. (HKD)	4,842,364
2,500,848	China Taiping Insurance Holdings Co., Ltd. (HKD)	5,746,034
2,620,316	Guangdong Investment Ltd. (HKD)	2,592,635
360,272	Swire Pacific Ltd., Class A (HKD)	3,753,001
		28,300,708
Shares	Description	Value

	Ireland — 0.4%
133,795	Glanbia PLC (EUR)	$3,739,289
23,753	Ryanair Holdings PLC, ADR	1,538,007
		5,277,296
	Israel — 4.2%
11,685	Delek Group Ltd. (ILS)	2,983,438
3,128	Elbit Systems Ltd. (ILS)	2,375,550
59,129	Enlight Renewable Energy Ltd. (ILS) (c)	5,225,709
118,476	Harel Insurance Investments & Financial Services Ltd. (ILS)	6,234,636
32,963	Mega Or Holdings Ltd. (ILS)	6,646,101
45,465	Menora Mivtachim Holdings Ltd. (ILS)	6,826,205
1,000,071	Migdal Insurance & Financial Holding Ltd. (ILS) (c)	5,565,192
40,576	Next Vision Stabilized Systems Ltd. (ILS)	3,280,604
35,677	NICE Ltd. (ILS) (c)	3,208,214
99,403	Phoenix Financial Ltd. (ILS)	5,498,172
89,550	Strauss Group Ltd. (ILS)	3,460,608
15,316	Tower Semiconductor Ltd. (ILS) (c)	3,934,187
		55,238,616
	Italy — 2.4%
934,039	A2A S.p.A. (EUR)	2,411,938
131,605	Buzzi S.p.A. (EUR)	6,735,132
38,635	Danieli & C Officine Meccaniche S.p.A. (EUR)	2,973,112
91,261	Eni S.p.A. (EUR)	2,150,139
576,182	Pirelli & C S.p.A. (EUR) (e) (f)	4,354,941
34,437	Prysmian S.p.A. (EUR)	5,746,714
1,448,546	Saipem S.p.A. (EUR) (d)	7,297,348
		31,669,324
	Japan — 28.3%
113,400	AGC, Inc. (JPY) (d)	4,857,659
479,300	Aisin Corp. (JPY)	6,445,398
296,600	ANA Holdings, Inc. (JPY) (d)	5,414,120
131,200	Asahi Group Holdings Ltd. (JPY) (d)	1,249,101
413,300	Asahi Kasei Corp. (JPY)	4,552,540
247,600	Astellas Pharma, Inc. (JPY)	3,312,094
254,500	Bridgestone Corp. (JPY) (d)	5,337,464
361,900	Brother Industries Ltd. (JPY)	8,170,823
254,400	Central Japan Railway Co. (JPY)	5,427,680
322,100	Chubu Electric Power Co., Inc. (JPY)	6,061,847
84,500	Daiwa House Industry Co., Ltd. (JPY)	2,295,498
320,000	Denso Corp. (JPY)	3,692,118
97,600	Ebara Corp. (JPY)	3,755,254
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
192,000	Electric Power Development Co., Ltd. (JPY)	$4,324,266
294,900	ENEOS Holdings, Inc. (JPY)	2,171,010
134,500	Food & Life Cos., Ltd. (JPY)	4,038,433
210,300	FUJIFILM Holdings Corp. (JPY)	4,504,904
203,200	Fujikura Ltd. (JPY)	7,795,821
70,700	Fukuoka Financial Group, Inc. (JPY)	2,972,883
360,900	Furukawa Electric Co., Ltd. (JPY)	10,498,828
201,500	Gunma Bank (The) Ltd. (JPY)	2,903,003
107,900	Hachijuni Nagano Bank Ltd. (JPY)	1,585,037
142,400	Hokuhoku Financial Group, Inc. (JPY)	5,846,812
496,000	Honda Motor Co., Ltd. (JPY)	4,514,776
28,200	Ibiden Co., Ltd. (JPY)	4,130,404
269,800	Idemitsu Kosan Co., Ltd. (JPY)	1,987,886
133,400	Inpex Corp. (JPY)	2,678,748
374,200	Isuzu Motors Ltd. (JPY)	4,949,212
406,200	Japan Airlines Co., Ltd. (JPY)	7,119,961
82,600	Japan Post Bank Co., Ltd. (JPY)	1,556,037
228,900	JFE Holdings, Inc. (JPY) (d)	2,196,156
105,600	Kajima Corp. (JPY)	3,813,667
141,800	Kandenko Co., Ltd. (JPY)	5,862,293
402,000	Kansai Electric Power (The) Co., Inc. (JPY) (d)	5,650,672
358,800	Kawasaki Heavy Industries Ltd. (JPY)	6,449,110
157,600	Kawasaki Kisen Kaisha Ltd. (JPY)	2,408,660
550,000	Kobe Steel Ltd. (JPY)	6,333,989
85,200	Koito Manufacturing Co., Ltd. (JPY)	1,335,941
28,400	Kurita Water Industries Ltd. (JPY)	1,598,379
51,200	Kyoto Financial Group, Inc. (JPY)	1,415,128
459,700	Kyushu Electric Power Co., Inc. (JPY)	4,643,791
185,100	Marubeni Corp. (JPY)	5,339,149
348,300	Mebuki Financial Group, Inc. (JPY)	3,024,691
462,500	Mitsubishi Chemical Group Corp. (JPY)	3,210,008
156,500	Mitsubishi Corp. (JPY)	4,184,049
148,300	Mitsubishi HC Capital, Inc. (JPY)	1,198,476
69,600	Mitsui & Co., Ltd. (JPY)	1,924,974
29,600	Mitsui Kinzoku Co. (JPY)	7,746,118
128,100	Mitsui OSK Lines Ltd. (JPY) (d)	4,107,047
Shares	Description	Value

	Japan (Continued)
71,000	Modec, Inc. (JPY)	$4,054,460
103,200	MS&AD Insurance Group Holdings, Inc. (JPY)	2,691,153
208,900	NGK Insulators Ltd. (JPY)	9,677,018
65,700	Nippon Television Holdings, Inc. (JPY)	1,129,178
180,000	Nippon Yusen KK (JPY)	5,774,347
221,400	Obayashi Corp. (JPY)	4,434,944
62,300	Open House Group Co., Ltd. (JPY)	3,248,053
45,200	ORIX Corp. (JPY)	1,709,369
97,600	Osaka Gas Co., Ltd. (JPY)	3,275,043
19,000	Otsuka Holdings Co., Ltd. (JPY)	1,262,616
80,400	Panasonic Holdings Corp. (JPY)	2,226,150
63,500	Resonac Holdings Corp. (JPY)	6,912,574
633,100	Ricoh Co., Ltd. (JPY)	5,474,575
68,000	Rohm Co., Ltd. (JPY)	2,251,681
62,300	Ryohin Keikaku Co., Ltd. (JPY)	1,356,005
142,600	Seibu Holdings, Inc. (JPY) (d)	2,782,803
325,200	Seiko Epson Corp. (JPY)	5,394,166
118,000	Sekisui House Ltd. (JPY)	2,454,417
224,900	Shimizu Corp. (JPY)	3,526,446
292,200	SoftBank Group Corp. (JPY)	10,716,127
169,700	Sojitz Corp. (JPY)	5,396,960
103,800	Sompo Holdings, Inc. (JPY)	3,982,314
251,100	Subaru Corp. (JPY)	3,690,944
1,248,500	Sumitomo Chemical Co., Ltd. (JPY)	3,942,955
143,900	Sumitomo Corp. (JPY)	1,370,898
496,200	Sumitomo Electric Industries Ltd. (JPY)	8,932,485
592,100	Sumitomo Forestry Co., Ltd. (JPY) (d)	4,917,931
117,300	Sumitomo Metal Mining Co., Ltd. (JPY)	5,388,319
200,200	Sumitomo Pharma Co., Ltd. (JPY) (c)	1,848,152
92,600	Suntory Beverage & Food Ltd. (JPY)	2,561,101
554,200	Suzuki Motor Corp. (JPY)	6,665,261
25,900	Taisei Corp. (JPY)	2,269,904
206,200	Tokyo Century Corp. (JPY)	3,160,309
140,100	Tokyo Gas Co., Ltd. (JPY)	5,274,160
84,600	Tokyo Ohka Kogyo Co., Ltd. (JPY)	5,889,923
157,000	Tokyu Fudosan Holdings Corp. (JPY)	1,251,887
50,700	TOPPAN Holdings, Inc. (JPY)	1,591,829
174,600	Toyota Tsusho Corp. (JPY)	6,419,378
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
133,000	West Japan Railway Co. (JPY)	$2,229,005
178,400	Yokohama Rubber (The) Co., Ltd. (JPY)	7,947,054
		371,673,809
	Jersey — 0.5%
875,999	Glencore PLC (GBP)	5,970,212
	Luxembourg — 0.6%
77,594	ArcelorMittal S.A. (EUR)	4,672,308
150,388	InPost S.A. (EUR) (c)	2,647,942
		7,320,250
	Netherlands — 1.5%
1,015	ASML Holding N.V. (EUR)	1,996,368
96,710	Koninklijke Vopak N.V. (EUR)	5,043,241
116,359	Prosus N.V. (EUR)	5,050,821
50,827	Randstad N.V. (EUR) (d)	1,464,064
163,766	SBM Offshore N.V. (EUR)	5,677,171
		19,231,665
	Norway — 2.0%
151,363	Equinor ASA (NOK)	4,793,888
496,647	Norsk Hydro ASA (NOK)	4,505,622
106,354	Orkla ASA (NOK)	1,119,572
1,007,252	Var Energi ASA (NOK)	4,191,414
522,440	Wallenius Wilhelmsen ASA (NOK)	6,929,976
112,824	Yara International ASA (NOK)	4,962,729
		26,503,201
	Singapore — 1.3%
397,769	BOC Aviation Ltd. (HKD) (e) (f)	4,120,789
1,277,100	Mapletree Pan Asia Commercial Trust (SGD)	1,273,399
1,021,700	Singapore Airlines Ltd. (SGD)	6,065,048
156,800	Singapore Technologies Engineering Ltd. (SGD)	1,259,248
174,500	UOL Group Ltd. (SGD)	1,284,050
875,500	Wilmar International Ltd. (SGD)	2,442,941
445,900	Yangzijiang Shipbuilding Holdings Ltd. (SGD)	1,178,727
		17,624,202
	South Korea — 21.0%
23,753	APR Corp. (KRW)	5,910,270
24,432	DB Insurance Co., Ltd. (KRW)	2,111,563
9,753	Doosan Co., Ltd. (KRW)	9,360,815
21,799	Doosan Enerbility Co., Ltd. (KRW) (c)	1,221,296
43,036	Ecopro Co., Ltd. (KRW)	2,961,103
18,772	Hana Financial Group, Inc. (KRW)	1,388,544
4,806	Hanwha Aerospace Co., Ltd. (KRW)	3,086,536
Shares	Description	Value

	South Korea (Continued)
93,423	Hanwha Corp. (KRW)	$6,011,924
70,153	Hanwha Systems Co., Ltd. (KRW)	3,305,473
41,865	HD Hyundai Co., Ltd. (KRW)	5,390,865
2,406	HD Hyundai Electric Co., Ltd. (KRW)	1,509,477
511,274	HMM Co., Ltd. (KRW)	6,141,360
3,261	Hyosung Heavy Industries Corp. (KRW)	7,236,376
56,328	Hyundai Engineering & Construction Co., Ltd. (KRW)	4,151,977
48,218	Hyundai Glovis Co., Ltd. (KRW)	5,698,519
26,471	Hyundai Mobis Co., Ltd. (KRW)	8,542,890
22,458	Hyundai Motor Co. (KRW)	7,175,311
42,307	KB Financial Group, Inc. (KRW)	4,341,840
68,908	Kia Corp. (KRW)	6,137,807
9,751	KIWOOM Securities Co., Ltd. (KRW)	2,158,777
240,230	Korea Electric Power Corp. (KRW)	5,737,114
49,412	Korea Investment Holdings Co., Ltd. (KRW)	7,048,378
5,628	Korea Zinc Co., Ltd. (KRW)	3,923,217
169,948	Korean Air Lines Co., Ltd. (KRW)	3,022,053
63,594	LEENO Industrial, Inc. (KRW)	3,447,942
37,902	LG Electronics, Inc. (KRW)	4,966,182
27,274	LG Innotek Co., Ltd. (KRW)	17,269,602
9,825	LIG Defense&Aerospace Co., Ltd. (KRW)	4,559,591
39,085	LS Corp. (KRW)	9,220,659
41,809	LS Electric Co., Ltd. (KRW)	6,422,605
83,963	Posco International Corp. (KRW)	2,663,643
3,841	Rainbow Robotics (KRW) (c)	1,286,697
4,827	Sam Chun Dang Pharm Co., Ltd. (KRW)	704,126
56,052	Samsung E&A Co., Ltd (KRW)	1,722,117
19,642	Samsung Electro-Mechanics Co., Ltd. (KRW)	27,688,716
47,873	Samsung Electronics Co., Ltd. (KRW)	10,320,520
38,026	Samsung Life Insurance Co., Ltd. (KRW)	9,842,139
39,996	Samsung SDS Co., Ltd. (KRW)	4,925,603
68,454	Shinhan Financial Group Co., Ltd. (KRW)	4,232,810
9,917	SK hynix, Inc. (KRW)	16,962,532
17,157	SK Square Co., Ltd. (KRW)	18,792,635
19,944	SK, Inc. (KRW)	10,736,007
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
57,012	S-Oil Corp. (KRW)	$3,915,366
187,313	Woori Financial Group, Inc. (KRW)	3,506,149
		276,759,126
	Spain — 2.1%
20,358	Acciona S.A. (EUR) (d)	6,447,941
54,099	ACS Actividades de Construccion y Servicios S.A. (EUR)	7,955,372
849,704	International Consolidated Airlines Group S.A. (GBP)	5,381,868
81,459	Merlin Properties Socimi S.A. (EUR)	1,427,766
230,004	Repsol S.A. (EUR) (d)	5,784,264
		26,997,211
	Sweden — 2.0%
51,249	Boliden AB (SEK)	2,890,052
21,268	Evolution AB (SEK) (c) (e) (f)	1,459,051
242,092	Fastighets AB Balder, Class B (SEK) (c) (d)	1,291,311
134,406	Industrivarden AB, Class C (SEK)	7,374,320
175,644	Investor AB, Class B (SEK)	7,291,970
46,789	L E Lundbergforetagen AB, Class B (SEK)	2,694,999
338,854	SSAB AB, Class B (SEK)	3,130,512
		26,132,215
	Switzerland — 0.2%
1,514	Barry Callebaut AG (CHF)	2,100,488
	United Kingdom — 5.6%
203,189	3i Group PLC (GBP)	6,700,286
1,565,995	Aberdeen Group PLC (GBP)	4,947,937
27,233	Anglogold Ashanti PLC (ZAR)	2,207,619
211,192	Associated British Foods PLC (GBP)	5,563,508
393,154	Balfour Beatty PLC (GBP)	4,524,017
490,231	BP PLC (GBP)	3,037,405
1,115,085	British Land (The) Co. PLC (GBP)	6,117,592
1,864,948	Centrica PLC (GBP)	4,226,430
88,858	Endeavour Mining PLC (GBP)	4,365,757
1,652,358	Harbour Energy PLC (GBP)	4,712,318
130,362	ICG PLC (GBP)	2,920,604
7,010,712	JD Sports Fashion PLC (GBP)	7,878,437
698,206	Kingfisher PLC (GBP)	2,622,822
33,948	Metlen Energy & Metals PLC (EUR) (d)	1,598,876
100,117	Pearson PLC (GBP)	1,588,294
92,722	Persimmon PLC (GBP)	1,291,410
27,652	Shell PLC (GBP)	1,075,798
Shares	Description	Value

	United Kingdom (Continued)
1,402,339	Tritax Big Box REIT PLC (GBP)	$3,002,262
4,372,256	Vodafone Group PLC (GBP)	5,776,396
		74,157,768
	Total Common Stocks	1,310,601,066
	(Cost $1,125,569,786)
RIGHTS (a) (b) — 0.0%
	Spain — 0.0%
53,520	ACS Actividades de Construccion y Servicios S.A., expiring 07/23/26 (EUR) (c) (g)	112,336
	(Cost $114,100)
MONEY MARKET FUNDS — 0.0%
359,178	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (h)	359,178
	(Cost $359,178)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.2%
$54,586,589	Bank of America Corp., 3.64% (h), dated 06/30/26, due 07/01/26, with a maturity value of $54,592,108. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.38%, due 11/30/29 to 11/15/42. The value of the collateral including accrued interest is $55,678,323. (i)	54,586,589
	(Cost $54,586,589)

	Total Investments — 103.8%	1,365,659,169
	(Cost $1,180,629,653)
	Net Other Assets and Liabilities — (3.8)%	(50,501,168)
	Net Assets — 100.0%	$1,315,158,001

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $51,816,241 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $54,586,589.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	Rate shown reflects yield as of June 30, 2026.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
JPY	27.2%
KRW	20.3
EUR	14.3
HKD	9.2
GBP	6.0
CAD	5.5
USD	4.1
ILS	4.0
AUD	2.9
NOK	1.9
SEK	1.9
DKK	1.3
SGD	1.0
ZAR	0.2
CHF	0.2
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,310,601,066	$1,310,601,066	$—	$—
Rights*	112,336	112,336	—	—
Money Market Funds	359,178	359,178	—	—
Repurchase Agreements	54,586,589	—	54,586,589	—
Total Investments	$1,365,659,169	$1,311,072,580	$54,586,589	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

See Notes to Financial Statements

First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$51,816,241
Non-cash Collateral(2)	(51,816,241)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$54,586,589
Non-cash Collateral(4)	(54,586,589)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.2%
	Bermuda — 0.2%
4,514	Credicorp Ltd.	$1,758,564
	Brazil — 8.4%
831,542	Banco Bradesco S.A. (Preference Shares) (BRL)	2,915,544
283,193	Banco BTG Pactual S.A. (BRL)	2,967,264
1,896,195	Cia Energetica de Minas Gerais (Preference Shares) (BRL)	3,992,724
1,549,641	Cia Paranaense de Energia - Copel (BRL)	4,508,767
1,623,945	Eneva S.A. (BRL) (c)	8,405,519
549,940	Itau Unibanco Holding S.A. (Preference Shares) (BRL)	4,493,437
1,140,258	Itausa S.A. (Preference Shares) (BRL)	2,955,398
339,298	Localiza Rent a Car S.A. (BRL)	2,730,263
818,811	Petroleo Brasileiro S.A. - Petrobras (Preference Shares) (BRL)	5,995,594
240,757	PRIO S.A. (BRL) (c)	2,432,148
767,846	Suzano S.A. (BRL)	5,912,457
193,322	Telefonica Brasil S.A. (BRL)	1,271,387
1,387,603	Ultrapar Participacoes S.A. (BRL)	7,004,811
1,260,341	Vibra Energia S.A. (BRL)	7,297,444
		62,882,757
	Cayman Islands — 5.1%
2,643,029	3SBio, Inc. (HKD) (d) (e)	5,691,905
722,809	AAC Technologies Holdings, Inc. (HKD)	3,935,297
84,132	Bizlink Holding, Inc. (TWD)	5,057,454
188,850	ENN Energy Holdings Ltd. (HKD)	974,247
2,629,999	JD Logistics, Inc. (HKD) (c) (d) (e)	3,940,212
530,452	Kuaishou Technology (HKD) (d) (e)	2,813,620
4,331,544	Sany Heavy Equipment International Holdings Co., Ltd. (HKD)	3,667,219
511,611	Shenzhou International Group Holdings Ltd. (HKD)	2,567,563
223,854	Sunny Optical Technology Group Co., Ltd. (HKD)	1,741,088
2,663,215	Wanguo Gold Group Ltd. (HKD) (f)	2,641,873
236,311	Zhen Ding Technology Holding Ltd. (TWD)	4,673,330
		37,703,808
Shares	Description	Value

	Chile — 1.4%
890,701	Empresas Copec S.A. (CLP)	$5,555,983
59,804,072	Enel Chile S.A. (CLP)	5,254,136
		10,810,119
	China — 14.9%
1,693,278	Anhui Conch Cement Co., Ltd., Class H (HKD)	3,620,657
868,428	Chifeng Jilong Gold Mining Group Ltd., Class H (HKD) (f)	2,544,544
9,348,847	China Energy Engineering Corp., Ltd., Class H (HKD) (f)	1,323,144
2,514,431	China National Building Material Co., Ltd., Class H (HKD)	1,712,013
2,650,474	China Oilfield Services Ltd., Class H (HKD)	2,112,174
2,665,986	China Petroleum & Chemical Corp., Class H (HKD)	1,359,703
5,924,374	China Railway Group Ltd., Class H (HKD)	2,500,326
24,421,867	China Reinsurance Group Corp., Class H (HKD)	3,456,431
4,482,129	China Tower Corp., Ltd., Class H (HKD) (d) (e)	5,034,848
1,332,904	COSCO SHIPPING Energy Transportation Co., Ltd., Class H (HKD) (f)	2,350,429
4,015,441	COSCO SHIPPING Holdings Co., Ltd., Class H (HKD) (f)	6,660,957
14,303,102	Datang International Power Generation Co., Ltd., Class H (HKD) (f)	4,376,910
1,759,875	Dongfang Electric Corp., Ltd., Class H (HKD) (f)	4,784,043
1,675,972	Goldwind Science & Technology Co., Ltd., Class H (HKD)	2,248,064
577,603	Haier Smart Home Co., Ltd., Class H (HKD)	1,471,469
2,876,363	Harbin Electric Co., Ltd., Class H (HKD)	5,618,606
5,938,240	Huadian Power International Corp., Ltd., Class H (HKD) (f)	2,824,182
1,493,049	Huaxin Building Materials Group Co., Ltd., Class H (HKD)	2,196,878
1,419,114	Inner Mongolia Yitai Coal Co., Ltd., Class B	3,745,042
2,319,154	Lingbao Gold Group Co., Ltd., Class H (HKD)	3,634,189
2,216,400	People’s Insurance Co. Group of China (The) Ltd., Class H (HKD)	1,325,400
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
3,338,911	PetroChina Co., Ltd., Class H (HKD)	$3,610,163
2,517,146	PICC Property & Casualty Co., Ltd., Class H (HKD)	4,595,973
5,272,002	Qingdao Port International Co., Ltd., Class H (HKD) (d) (e)	4,234,891
1,501,527	REPT BATTERO Energy Co., Ltd., Class H (HKD) (c)	2,584,598
2,072,128	Shanghai Pharmaceuticals Holding Co., Ltd., Class H (HKD)	3,011,948
13,295,462	Sinopec Oilfield Service Corp., Class H (HKD) (c) (f)	949,331
1,184,730	Sinopharm Group Co., Ltd., Class H (HKD)	2,403,342
7,590,181	Sinotrans Ltd., Class H (HKD)	3,696,933
2,190,007	Weichai Power Co., Ltd., Class H (HKD)	9,521,952
130,769	Yangtze Optical Fibre & Cable Joint Stock Ltd., Co., Class H (HKD) (d) (e)	4,258,452
3,284,452	Yankuang Energy Group Co., Ltd., Class H (HKD)	4,627,552
3,334,029	Zhejiang Expressway Co., Ltd., Class H (HKD)	2,520,868
		110,916,012
	Hong Kong — 1.3%
433,691	BYD Electronic International Co., Ltd. (HKD) (f)	1,156,826
4,140,762	China Resources Pharmaceutical Group Ltd. (HKD) (d) (e)	2,238,578
1,234,059	Sinotruk Hong Kong Ltd. (HKD)	6,064,203
		9,459,607
	Hungary — 2.6%
743,189	Magyar Telekom Telecommunications PLC (HUF)	6,325,494
517,266	MOL Hungarian Oil & Gas PLC (HUF)	6,147,025
172,815	Richter Gedeon Nyrt (HUF)	6,688,332
		19,160,851
	India — 6.4%
2,066,655	Bharat Petroleum Corp. Ltd. (INR)	6,627,313
4,217,074	GAIL India Ltd. (INR)	7,727,692
164,149	Hindalco Industries Ltd. (INR)	1,658,853
3,216,761	Indian Oil Corp. Ltd. (INR)	4,736,510
60,745	Multi Commodity Exchange of India Ltd. (INR)	1,820,706
1,128,074	National Aluminium Co., Ltd. (INR)	4,047,105
Shares	Description	Value

	India (Continued)
1,903,529	NMDC Ltd. (INR)	$1,712,515
2,040,155	Oil & Natural Gas Corp., Ltd. (INR)	5,062,737
382,570	Power Finance Corp. Ltd. (INR)	1,714,838
951,704	REC Ltd. (INR)	3,657,664
2,450,750	Tata Motors Passenger Vehicles Ltd. (INR)	9,118,588
		47,884,521
	Indonesia — 3.4%
11,503,377	Adaro Andalan Indonesia PT (IDR)	5,002,167
40,217,229	Alamtri Resources Indonesia Tbk PT (IDR)	5,083,386
29,645,832	ANTAM Persero Tbk (IDR)	4,294,335
16,601,678	Astra International Tbk PT (IDR)	4,196,845
8,477,155	Telkom Indonesia Persero Tbk PT (IDR)	1,114,167
4,177,145	United Tractors Tbk PT (IDR)	5,373,285
		25,064,185
	Malaysia — 1.2%
9,307,700	IOI Properties Group Bhd (MYR)	8,993,829
	Mexico — 3.6%
2,417,646	America Movil S.A.B. de C.V., Series B (MXN)	3,131,361
788,117	Coca-Cola Femsa S.A.B. de C.V. (MXN)	8,332,521
4,720,094	Fibra Uno Administracion S.A. de C.V. (MXN)	8,089,276
138,534	Grupo Financiero Banorte S.A.B. de C.V., Class O (MXN)	1,462,143
380,081	Promotora y Operadora de Infraestructura S.A.B. de C.V. (MXN)	6,037,175
		27,052,476
	Netherlands — 0.2%
192,424	NEPI Rockcastle N.V. (ZAR)	1,720,656
	Philippines — 1.7%
736,680	Ayala Corp. (PHP)	5,017,635
134,680	International Container Terminal Services, Inc. (PHP)	1,953,156
1,460,300	Metropolitan Bank & Trust Co. (PHP)	1,546,676
448,690	SM Investments Corp. (PHP)	4,313,624
		12,831,091
	Poland — 1.9%
803,989	Orange Polska S.A. (PLN)	3,060,535
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Poland (Continued)
127,076	ORLEN S.A. (PLN)	$4,276,629
2,771,644	Tauron Polska Energia S.A. (PLN)	6,712,126
		14,049,290
	Russia — 0.0%
76,383,797	Inter RAO UES PJSC (RUB) (c) (g) (h) (i)	0
11,679	Magnit PJSC (RUB) (c) (g) (h) (i)	0
4,142,443	Magnitogorsk Iron & Steel Works PJSC (RUB) (c) (g) (h) (i)	0
262,800,255	RusHydro PJSC (RUB) (c) (g) (h) (i)	0
403,137	Tatneft PJSC (RUB) (c) (g) (h) (i)	0
		0
	South Africa — 2.3%
348,952	Exxaro Resources Ltd. (ZAR)	4,324,193
401,026	MTN Group Ltd. (ZAR)	5,578,619
60,620	Naspers Ltd., Class N (ZAR)	3,036,995
463,703	Sasol Ltd. (ZAR) (c)	4,576,449
		17,516,256
	Taiwan — 33.0%
161,580	Accton Technology Corp. (TWD)	12,654,940
445,614	ASE Technology Holding Co., Ltd. (TWD)	9,511,953
122,599	Asia Vital Components Co., Ltd. (TWD)	9,717,404
88,882	Asustek Computer, Inc. (TWD)	1,953,052
133,237	Chroma ATE, Inc. (TWD)	9,034,009
393,496	Compeq Manufacturing Co., Ltd. (TWD)	2,871,873
141,439	Delta Electronics, Inc. (TWD)	8,657,764
75,077	Elite Material Co., Ltd. (TWD)	12,702,746
7,186,486	Eva Airways Corp. (TWD)	10,128,960
1,222,975	Evergreen Marine Corp. Taiwan Ltd. (TWD)	7,082,978
102,725	EZconn Corp. (TWD)	5,288,371
1,085,568	Formosa Chemicals & Fibre Corp. (TWD)	1,860,594
226,962	Gold Circuit Electronics Ltd. (TWD)	8,549,414
8,183,862	Innolux Corp. (TWD)	17,648,873
38,586	Jentech Precision Industrial Co., Ltd. (TWD)	4,154,568
779,495	Kinsus Interconnect Technology Corp. (TWD)	21,801,832
22,646	Largan Precision Co., Ltd. (TWD)	3,049,655
Shares	Description	Value

	Taiwan (Continued)
1,267,445	Macronix International Co., Ltd. (TWD) (c)	$6,186,734
660,302	Nan Ya Plastics Corp. (TWD)	3,451,110
373,930	Nan Ya Printed Circuit Board Corp. (TWD)	13,909,471
491,620	Nanya Technology Corp. (TWD) (c)	6,983,129
918,953	Powerchip Semiconductor Manufacturing Corp. (TWD) (c)	2,299,077
27,735	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD)	2,098,201
4,215,669	TS Financial Holding Co., Ltd. (TWD)	4,400,075
434,218	Unimicron Technology Corp. (TWD)	14,584,567
863,652	United Microelectronics Corp. (TWD)	4,459,710
3,164,477	Wan Hai Lines Ltd. (TWD)	7,867,361
540,985	Winbond Electronics Corp. (TWD)	3,523,751
27,306	WinWay Technology Co., Ltd. (TWD)	6,930,109
2,772,524	WPG Holdings Ltd. (TWD)	9,312,387
1,124,338	WT Microelectronics Co., Ltd. (TWD)	7,552,880
3,753,566	Yang Ming Marine Transport Corp. (TWD)	6,127,021
		246,354,569
	Thailand — 3.8%
9,617,000	Charoen Pokphand Foods PCL (THB)	5,674,003
581,000	Delta Electronics Thailand PCL (THB)	5,683,990
1,243,600	PTT Exploration & Production PCL (THB)	5,016,252
4,129,400	PTT Global Chemical PCL (THB)	4,164,143
4,307,400	PTT PCL (THB)	4,602,962
484,600	Siam Cement (The) PCL (THB)	3,559,320
		28,700,670
	Turkiye — 7.8%
635,984	Aselsan Elektronik Sanayi Ve Ticaret A/S (TRY)	4,703,797
994,018	BIM Birlesik Magazalar A/S (TRY)	7,783,371
180,358	Destek Finans Faktoring A/S (TRY) (c) (f)	14,006,418
1,452,985	Enka Insaat ve Sanayi A/S (TRY)	2,818,986
1,045,537	KOC Holding A/S (TRY)	4,337,142
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Turkiye (Continued)
956,212	Tera Yatirim Menkul Degerler A/S (TRY) (c)	$3,628,363
1,153,621	Turk Hava Yollari AO (TRY) (f)	8,062,394
2,564,320	Turkcell Iletisim Hizmetleri A/S (TRY)	5,904,182
5,154,936	Turkiye Is Bankasi A/S, Class C (TRY)	1,636,672
1,051,541	Turkiye Petrol Rafinerileri A/S (TRY)	5,128,506
		58,009,831
	Total Common Stocks	740,869,092
	(Cost $683,497,050)
WARRANTS (a) (b) — 0.0%
	Malaysia — 0.0%
227,020	YTL Power International Bhd, expiring 06/02/28 (MYR) (c) (g) (h)	96,320
	(Cost $0)
RIGHTS (a) (b) — 0.0%
	Taiwan — 0.0%
11,093	Compeq Manufacturing Co., Ltd., expiring 07/20/26 (TWD) (c) (g) (h)	9,315
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
463,292	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (j)	463,292
	(Cost $463,292)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 4.7%
$35,395,517	RBC Dominion Securities, Inc., 3.64% (j), dated 06/30/26, due 07/01/26, with a maturity value of $35,399,096. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.63%, due 08/06/26 to 11/15/55. The value of the collateral including accrued interest is $36,103,427. (k)	$35,395,517
	(Cost $35,395,517)

	Total Investments — 104.0%	776,833,536
	(Cost $719,355,859)
	Net Other Assets and Liabilities — (4.0)%	(29,802,453)
	Net Assets — 100.0%	$747,031,083

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $28,289,753 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $35,395,517.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $105,635 or 0.0% of net assets.

See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(i)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(j)	Rate shown reflects yield as of June 30, 2026.
(k)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
TWD	33.0%
HKD	18.6
BRL	8.1
TRY	7.5
INR	6.1
USD	5.3
THB	3.7
MXN	3.5
IDR	3.2
ZAR	2.5
HUF	2.5
PLN	1.8
PHP	1.6
CLP	1.4
MYR	1.2
RUB	0.0‡
Total	100.0%

‡	Amount is less than 0.1%.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Russia	$— **	$—	$—	$— **
Thailand	28,700,670	—	28,700,670	—
Other Country Categories*	712,168,422	712,168,422	—	—
Warrants*	96,320	—	96,320	—
Rights*	9,315	—	9,315	—
Money Market Funds	463,292	463,292	—	—
Repurchase Agreements	35,395,517	—	35,395,517	—
Total Investments	$776,833,536	$712,631,714	$64,201,822	$— **

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$28,289,753
Non-cash Collateral(2)	(28,289,753)
Net Amount	$—
See Notes to Financial Statements

First Trust Emerging Markets AlphaDEX® Fund (FEM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$35,395,517
Non-cash Collateral(4)	(35,395,517)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.3%
	Air Freight & Logistics — 3.7%
59,362	DHL Group (EUR)	$3,601,602
	Automobile Components — 5.8%
20,409	Continental AG (EUR)	1,682,717
414,767	Schaeffler AG (EUR)	4,018,766
		5,701,483
	Automobiles — 7.0%
37,228	Bayerische Motoren Werke AG (EUR)	2,435,644
46,179	Mercedes-Benz Group AG (EUR)	2,317,392
26,789	Volkswagen AG (Preference Shares) (EUR)	2,145,691
		6,898,727
	Banks — 2.5%
57,631	Commerzbank AG (EUR) (b)	2,451,556
	Capital Markets — 4.0%
20,945	Deutsche Bank AG (EUR)	708,976
75,503	flatexDEGIRO SE (EUR)	3,235,103
		3,944,079
	Chemicals — 5.4%
103,816	Evonik Industries AG (EUR)	1,883,681
54,548	FUCHS SE (Preference Shares) (EUR)	2,383,359
10,068	Symrise AG (EUR)	1,010,251
		5,277,291
	Commercial Services & Supplies — 3.0%
32,285	Bilfinger SE (EUR)	2,964,008
	Construction & Engineering — 6.1%
10,289	HOCHTIEF AG (EUR)	5,960,378
	Construction Materials — 1.2%
6,220	Heidelberg Materials AG (EUR)	1,186,149
	Diversified Telecommunication Services — 2.8%
75,216	Deutsche Telekom AG (EUR)	2,049,705
25,054	United Internet AG (EUR)	658,412
		2,708,117
	Electrical Equipment — 8.4%
95,260	Nordex SE (EUR) (c)	5,028,579
17,280	Siemens Energy AG (EUR)	3,273,565
		8,302,144
Shares	Description	Value

	Health Care Providers & Services — 1.6%
34,028	Fresenius Medical Care AG (EUR)	$1,539,658
	Hotels, Restaurants & Leisure — 1.9%
231,575	TUI AG (EUR)	1,915,680
	Household Products — 2.6%
29,900	Henkel AG & Co. KGaA (Preference Shares) (EUR)	2,512,393
	Independent Power and Renewable Electricity Producers — 2.0%
30,645	RWE AG (EUR)	1,982,541
	Insurance — 2.5%
3,552	Allianz SE (EUR)	1,680,625
6,094	Talanx AG (EUR)	770,106
		2,450,731
	Machinery — 4.3%
18,582	Daimler Truck Holding AG (EUR)	895,978
30,483	KION Group AG (EUR)	1,350,350
15,320	Krones AG (EUR)	1,964,013
		4,210,341
	Metals & Mining — 9.5%
27,918	Aurubis AG (EUR) (b)	5,780,098
299,112	thyssenkrupp AG (EUR)	3,556,056
		9,336,154
	Multi-Utilities — 0.9%
43,007	E.ON SE (EUR)	885,742
	Passenger Airlines — 4.8%
412,498	Deutsche Lufthansa AG (EUR)	4,717,899
	Pharmaceuticals — 6.1%
74,952	Bayer AG (EUR)	4,145,825
11,313	Merck KGaA (EUR)	1,898,211
		6,044,036
	Real Estate Management & Development — 10.0%
1,309,462	Aroundtown S.A. (EUR)	3,474,144
55,702	LEG Immobilien SE (EUR)	3,516,380
113,038	Vonovia SE (EUR)	2,788,494
		9,779,018
	Specialty Retail — 0.7%
25,403	Auto1 Group SE (EUR) (c)	672,227
	Trading Companies & Distributors — 1.7%
27,986	Brenntag SE (EUR)	1,700,520
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Transportation Infrastructure — 0.8%
9,914	Fraport AG Frankfurt Airport Services Worldwide (EUR)	$825,223
	Total Common Stocks	97,567,697
	(Cost $96,754,964)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 8.0%
$7,831,091	Toronto-Dominion Bank (The), 3.64% (d), dated 06/30/26, due 07/01/26, with a maturity value of $7,831,883. Collateralized by U.S. Treasury Securities, interest rates of 2.25% to 3.63%, due 08/31/27 to 11/15/27. The value of the collateral including accrued interest is $7,987,713. (e)	7,831,091
	(Cost $7,831,091)

	Total Investments — 107.3%	105,398,788
	(Cost $104,586,055)
	Net Other Assets and Liabilities — (7.3)%	(7,184,079)
	Net Assets — 100.0%	$98,214,709

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $7,406,824 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $7,831,091.

(c)	Non-income producing security.
(d)	Rate shown reflects yield as of June 30, 2026.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
EUR	– Euro
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	92.6%
USD	7.4
Total	100.0%

Country Allocation†	% of Net Assets
Germany	95.8%
Canada	8.0
Luxembourg	3.5
Total Investments	107.3
Net Other Assets and Liabilities	(7.3)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$97,567,697	$97,567,697	$—	$—
Repurchase Agreements	7,831,091	—	7,831,091	—
Total Investments	$105,398,788	$97,567,697	$7,831,091	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$7,406,824
Non-cash Collateral(2)	(7,406,824)
Net Amount	$—
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$7,831,091
Non-cash Collateral(4)	(7,831,091)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.4%
	Aerospace & Defense — 1.5%
18,860	Babcock International Group PLC (GBP)	$238,111
19,921	Melrose Industries PLC (GBP)	125,489
10,193	Rolls-Royce Holdings PLC (GBP)	195,318
		558,918
	Banks — 11.4%
123,139	Barclays PLC (GBP)	827,471
29,958	HSBC Holdings PLC (GBP)	568,570
6,302	Lion Finance Group PLC (GBP)	947,110
238,632	Lloyds Banking Group PLC (GBP)	351,670
71,934	NatWest Group PLC (GBP)	636,432
32,167	Standard Chartered PLC (GBP)	870,854
		4,202,107
	Beverages — 1.1%
6,102	Coca-Cola HBC AG (GBP)	398,226
	Broadline Retail — 1.4%
2,571	Next PLC (GBP)	496,030
	Capital Markets — 8.0%
17,961	3i Group PLC (GBP)	592,275
228,047	Aberdeen Group PLC (GBP)	720,540
11,413	ICG PLC (GBP)	255,695
35,655	IG Group Holdings PLC (GBP)	859,818
28,800	Schroders PLC (GBP)	224,436
16,933	St. James’s Place PLC (GBP)	272,113
		2,924,877
	Chemicals — 1.6%
4,349	Croda International PLC (GBP)	174,447
16,494	Johnson Matthey PLC (GBP)	413,942
		588,389
	Commercial Services & Supplies — 0.8%
52,387	Rentokil Initial PLC (GBP)	296,440
	Construction & Engineering — 2.6%
82,430	Balfour Beatty PLC (GBP)	948,520
	Consumer Staples Distribution & Retail — 1.7%
108,199	J Sainsbury PLC (GBP)	458,980
26,531	Tesco PLC (GBP)	161,426
		620,406
	Diversified Consumer Services — 1.9%
44,654	Pearson PLC (GBP)	708,408
Shares	Description	Value

	Diversified REITs — 1.7%
87,085	British Land (The) Co. PLC (GBP)	$477,767
18,845	Land Securities Group PLC (GBP)	162,730
		640,497
	Diversified Telecommunication Services — 1.3%
191,061	BT Group PLC (GBP)	481,777
	Electric Utilities — 1.4%
16,138	SSE PLC (GBP)	521,458
	Electronic Equipment, Instruments & Components — 0.5%
3,313	Halma PLC (GBP)	172,881
	Financial Services — 2.0%
163,709	M&G PLC (GBP)	730,066
	Food Products — 2.0%
27,554	Associated British Foods PLC (GBP)	725,865
	Health Care Equipment & Supplies — 0.4%
9,464	Smith & Nephew PLC (GBP)	136,896
	Hotels, Restaurants & Leisure — 2.2%
2,241	InterContinental Hotels Group PLC	386,012
13,790	Whitbread PLC (GBP)	437,357
		823,369
	Household Durables — 2.9%
15,012	Berkeley Group Holdings PLC (GBP) (b)	696,547
25,885	Persimmon PLC (GBP)	360,520
		1,057,067
	Industrial REITs — 4.5%
185,371	LondonMetric Property PLC (GBP)	463,003
32,542	Segro PLC (GBP)	377,784
385,072	Tritax Big Box REIT PLC (GBP)	824,399
		1,665,186
	Insurance — 8.2%
3,710	Admiral Group PLC (GBP)	175,193
17,127	Aviva PLC (GBP)	147,714
70,442	Beazley PLC (GBP)	1,202,547
24,712	Hiscox Ltd. (GBP)	605,434
40,967	Prudential PLC (GBP)	545,038
31,809	Standard Life PLC (GBP)	351,469
		3,027,395
See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Leisure Products — 1.5%
1,859	Games Workshop Group PLC (GBP)	$532,629
	Machinery — 1.0%
9,423	IMI PLC (GBP)	370,475
	Media — 0.9%
104,192	WPP PLC (GBP)	325,889
	Metals & Mining — 12.5%
7,599	Anglo American PLC (GBP)	372,647
7,291	Anglogold Ashanti PLC (ZAR)	591,038
14,299	Antofagasta PLC (GBP)	724,538
15,136	Endeavour Mining PLC (GBP)	743,660
153,120	Evraz PLC (GBP) (b) (c) (d) (e)	0
17,579	Fresnillo PLC (GBP)	639,139
115,328	Glencore PLC (GBP)	785,997
7,822	Rio Tinto PLC (GBP)	738,944
		4,595,963
	Multi-Utilities — 0.9%
69,134	Centrica PLC (GBP)	156,675
10,269	National Grid PLC (GBP)	169,994
		326,669
	Oil, Gas & Consumable Fuels — 3.2%
54,166	BP PLC (GBP)	335,605
21,390	Shell PLC (GBP)	832,176
		1,167,781
	Paper & Forest Products — 1.3%
51,626	Mondi PLC (GBP)	468,537
	Passenger Airlines — 4.3%
114,783	easyJet PLC (GBP)	850,188
113,170	International Consolidated Airlines Group S.A. (GBP)	716,798
		1,566,986
	Pharmaceuticals — 4.8%
3,400	AstraZeneca PLC (GBP)	635,902
19,274	GSK PLC (GBP)	506,464
30,249	Hikma Pharmaceuticals PLC (GBP)	609,883
		1,752,249
	Professional Services — 0.5%
2,534	Intertek Group PLC (GBP)	195,120
	Specialty Retail — 3.7%
693,914	JD Sports Fashion PLC (GBP)	779,800
149,941	Kingfisher PLC (GBP)	563,256
		1,343,056
Shares	Description	Value

	Tobacco — 0.8%
2,782	British American Tobacco PLC (GBP)	$172,590
3,758	Imperial Brands PLC (GBP)	139,027
		311,617
	Trading Companies & Distributors — 2.8%
11,292	Bunzl PLC (GBP)	393,929
28,160	Howden Joinery Group PLC (GBP)	312,831
4,609	Sunbelt Rentals Holdings, Inc. (GBP)	336,005
		1,042,765
	Wireless Telecommunication Services — 2.1%
592,718	Vodafone Group PLC (GBP)	783,068
	Total Common Stocks	36,507,582
	(Cost $38,069,824)
MONEY MARKET FUNDS — 0.0%
10,891	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (f)	10,891
	(Cost $10,891)

	Total Investments — 99.4%	36,518,473
	(Cost $38,080,715)
	Net Other Assets and Liabilities — 0.6%	205,212
	Net Assets — 100.0%	$36,723,685

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of June 30, 2026.

See Notes to Financial Statements

First Trust United Kingdom AlphaDEX® Fund (FKU)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
GBP	– British Pound Sterling
REITs	– Real Estate Investment Trusts
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
GBP	97.3%
ZAR	1.6
USD	1.1
Total	100.0%

Country Allocation†	% of Net Assets
United Kingdom	90.8%
Jersey	3.0
Spain	2.0
Bermuda	1.6
Switzerland	1.1
United States	0.9
Total Investments	99.4
Net Other Assets and Liabilities	0.6
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Metals & Mining	$4,595,963	$4,595,963	$—	$— **
Other Industry Categories*	31,911,619	31,911,619	—	—
Money Market Funds	10,891	10,891	—	—
Total Investments	$36,518,473	$36,518,473	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 101.6%
	Aerospace & Defense — 2.0%
617,817	Bharat Electronics Ltd. (INR)	$2,687,729
	Automobiles — 10.2%
26,205	Bajaj Auto Ltd. (INR)	2,689,743
33,743	Eicher Motors Ltd. (INR)	2,521,490
83,374	Mahindra & Mahindra Ltd. (INR)	2,702,953
19,286	Maruti Suzuki India Ltd. (INR)	2,875,824
730,622	Tata Motors Passenger Vehicles Ltd. (INR)	2,718,450
		13,508,460
	Banks — 10.1%
184,542	Axis Bank Ltd. (INR)	2,623,510
322,111	HDFC Bank Ltd. (INR)	2,715,316
186,006	ICICI Bank Ltd. (INR)	2,702,291
629,384	Kotak Mahindra Bank Ltd. (INR)	2,608,062
246,954	State Bank of India (INR)	2,679,066
		13,328,245
	Chemicals — 2.0%
95,782	Asian Paints Ltd. (INR)	2,666,976
	Construction & Engineering — 2.0%
61,099	Larsen & Toubro Ltd. (INR)	2,674,424
	Construction Materials — 4.0%
81,684	Grasim Industries Ltd. (INR)	2,675,087
22,353	UltraTech Cement Ltd. (INR)	2,657,317
		5,332,404
	Consumer Finance — 4.2%
257,832	Bajaj Finance Ltd. (INR)	2,736,743
250,734	Shriram Finance Ltd. (INR)	2,760,468
		5,497,211
	Electric Utilities — 2.0%
878,303	Power Grid Corp. of India Ltd. (INR)	2,656,470
	Financial Services — 4.1%
143,498	Bajaj Finserv Ltd. (INR)	2,698,695
1,069,613	Jio Financial Services Ltd. (INR)	2,671,695
		5,370,390
	Food Products — 4.1%
184,796	Nestle India Ltd. (INR)	2,743,279
232,673	Tata Consumer Products Ltd. (INR)	2,643,845
		5,387,124
Shares	Description	Value

	Health Care Providers & Services — 4.2%
29,801	Apollo Hospitals Enterprise Ltd. (INR)	$2,733,316
236,201	Max Healthcare Institute Ltd. (INR)	2,817,806
		5,551,122
	Hotels, Restaurants & Leisure — 2.1%
996,678	Eternal Ltd. (INR) (b)	2,786,018
	Independent Power and Renewable Electricity Producers — 2.1%
715,582	NTPC Ltd. (INR)	2,696,130
	Insurance — 4.0%
431,767	HDFC Life Insurance Co., Ltd. (INR) (c) (d)	2,626,625
144,537	SBI Life Insurance Co., Ltd. (INR) (c) (d)	2,696,095
		5,322,720
	IT Services — 9.8%
229,373	HCL Technologies Ltd. (INR)	2,597,139
241,812	Infosys Ltd. (INR)	2,555,588
121,147	Tata Consultancy Services Ltd. (INR)	2,599,972
174,807	Tech Mahindra Ltd. (INR)	2,594,070
1,464,342	Wipro Ltd. (INR)	2,635,881
		12,982,650
	Metals & Mining — 6.1%
261,620	Hindalco Industries Ltd. (INR)	2,643,872
207,520	JSW Steel Ltd. (INR)	2,688,632
1,343,597	Tata Steel Ltd. (INR)	2,669,345
		8,001,849
	Oil, Gas & Consumable Fuels — 6.1%
578,378	Coal India Ltd. (INR)	2,682,656
1,064,577	Oil & Natural Gas Corp., Ltd. (INR)	2,641,796
194,502	Reliance Industries Ltd. (INR)	2,658,668
		7,983,120
	Passenger Airlines — 2.1%
49,066	InterGlobe Aviation Ltd. (INR) (c) (d)	2,782,690
	Personal Care Products — 2.0%
118,407	Hindustan Unilever Ltd. (INR)	2,649,620
	Pharmaceuticals — 6.2%
177,689	Cipla Ltd. (INR)	2,750,781
See Notes to Financial Statements

First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Pharmaceuticals (Continued)
192,335	Dr. Reddy’s Laboratories Ltd. (INR)	$2,757,461
136,309	Sun Pharmaceutical Industries Ltd. (INR)	2,682,008
		8,190,250
	Specialty Retail — 2.1%
78,688	Trent Ltd. (INR)	2,728,762
	Textiles, Apparel & Luxury Goods — 2.1%
59,091	Titan Co., Ltd. (INR)	2,749,210
	Tobacco — 2.0%
879,967	ITC Ltd. (INR)	2,667,546
	Trading Companies & Distributors — 2.0%
83,232	Adani Enterprises Ltd. (INR)	2,669,509
	Transportation Infrastructure — 2.0%
140,902	Adani Ports & Special Economic Zone Ltd. (INR)	2,694,530
	Wireless Telecommunication Services — 2.0%
136,099	Bharti Airtel Ltd. (INR)	2,662,779

	Total Investments — 101.6%	134,227,938
	(Cost $105,742,426)
	Net Other Assets and Liabilities — (1.6)%	(2,129,220)
	Net Assets — 100.0%	$132,098,718

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
INR	– Indian Rupee

Currency Exposure Diversification	% of Total Investments
INR	100.0%
Total	100.0%

Country Allocation†	% of Net Assets
India	101.6%
Total Investments	101.6
Net Other Assets and Liabilities	(1.6)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$134,227,938	$134,227,938	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 94.2%
	Banks — 1.8%
4,852	Luzerner Kantonalbank AG (CHF)	$661,746
	Capital Markets — 10.7%
47,198	EFG International AG (CHF)	947,465
7,208	Julius Baer Group Ltd. (CHF)	622,671
4,618	Swissquote Group Holding S.A. (CHF)	216,611
24,340	UBS Group AG (CHF)	1,206,758
10,493	Vontobel Holding AG (CHF)	953,201
		3,946,706
	Chemicals — 1.7%
409	EMS-Chemie Holding AG (CHF)	350,788
1,383	Sika AG (CHF)	285,415
		636,203
	Construction Materials — 5.8%
15,606	Amrize Ltd. (CHF)	827,041
14,461	Holcim AG (CHF)	1,304,353
		2,131,394
	Containers & Packaging — 3.6%
79,329	SIG Group AG (CHF) (b)	1,328,368
	Diversified Telecommunication Services — 3.3%
1,563	Swisscom AG (CHF)	1,206,103
	Electric Utilities — 2.4%
5,342	BKW AG (CHF)	901,132
	Food Products — 6.0%
861	Barry Callebaut AG (CHF)	1,194,531
918	Emmi AG (CHF)	1,000,938
		2,195,469
	Health Care Equipment & Supplies — 3.7%
3,554	Alcon AG (CHF)	240,159
2,172	Sonova Holding AG (CHF)	516,388
1,371	Ypsomed Holding AG (CHF)	618,986
		1,375,533
	Health Care Providers & Services — 3.3%
11,510	Galenica AG (CHF) (c) (d)	1,200,858
	Insurance — 5.2%
2,150	Helvetia Baloise Holding AG (CHF)	555,062
491	Swiss Life Holding AG (CHF)	540,586
Shares	Description	Value

	Insurance (Continued)
3,386	Swiss Re AG (CHF)	$538,491
374	Zurich Insurance Group AG (CHF)	277,075
		1,911,214
	Machinery — 12.0%
3,052	Bucher Industries AG (CHF)	1,201,159
10,354	SFS Group AG (CHF)	1,706,872
1,748	VAT Group AG (CHF) (c) (d)	1,527,769
		4,435,800
	Marine Transportation — 1.7%
2,627	Kuehne + Nagel International AG (CHF)	637,080
	Pharmaceuticals — 14.7%
6,937	Galderma Group AG (CHF)	1,578,854
6,156	Novartis AG (CHF)	964,389
2,741	Roche Holding AG (CHF)	1,128,967
19,441	Sandoz Group AG (CHF)	1,759,314
		5,431,524
	Professional Services — 2.4%
48,637	Adecco Group AG (CHF)	896,895
	Real Estate Management & Development — 3.0%
6,269	PSP Swiss Property AG (CHF)	1,118,023
	Software — 0.6%
2,825	Temenos AG (CHF)	231,105
	Specialty Retail — 3.5%
19,084	Avolta AG (CHF)	1,275,416
	Technology Hardware, Storage & Peripherals — 0.7%
2,758	Logitech International S.A. (CHF)	258,528
	Textiles, Apparel & Luxury Goods — 3.3%
3,922	Cie Financiere Richemont S.A., Class A (CHF)	905,507
1,337	Swatch Group (The) AG (CHF)	326,969
		1,232,476
	Trading Companies & Distributors — 2.5%
11,754	DKSH Holding AG (CHF)	904,825
	Transportation Infrastructure — 2.3%
2,680	Flughafen Zurich AG (CHF)	829,208
	Total Common Stocks	34,745,606
	(Cost $31,931,151)
See Notes to Financial Statements

First Trust Switzerland AlphaDEX® Fund (FSZ)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
180,851	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (e)	$180,851
	(Cost $180,851)

	Total Investments — 94.7%	34,926,457
	(Cost $32,112,002)
	Net Other Assets and Liabilities — 5.3%	1,946,846
	Net Assets — 100.0%	$36,873,303

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Rate shown reflects yield as of June 30, 2026.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
CHF	99.5%
USD	0.5
Total	100.0%

Country Allocation†	% of Net Assets
Switzerland	94.2%
United States	0.5
Total Investments	94.7
Net Other Assets and Liabilities	5.3
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$34,745,606	$34,745,606	$—	$—
Money Market Funds	180,851	180,851	—	—
Total Investments	$34,926,457	$34,926,457	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.8%
	Australia — 3.3%
31,950	Alkane Resources Ltd. (AUD) (c)	$30,305
4,625	Arena REIT (AUD)	9,959
12,196	BWP Property Group Ltd. (AUD) (d)	32,002
19,846	Charter Hall Retail REIT (AUD)	53,862
4,252	Credit Corp. Group Ltd. (AUD)	37,976
46,585	Firefinch Ltd. (AUD) (c) (d) (e) (f) (g)	0
6,336	GenusPlus Group Ltd. (AUD) (h)	48,122
2,875	Helia Group Ltd. (AUD)	11,027
51,264	HomeCo Daily Needs REIT (AUD) (h)	45,430
29,365	Karoon Energy Ltd. (AUD)	29,581
8,896	Liontown Ltd. (AUD) (c)	10,378
11,908	Metals X Ltd. (AUD) (c)	10,883
555	Monadelphous Group Ltd. (AUD)	11,908
7,755	Perenti Ltd. (AUD)	12,081
23,356	Regal Partners Ltd. (AUD)	46,571
6,662	Region Group (AUD)	10,747
19,306	Waypoint REIT Ltd. (AUD)	32,481
		433,313
	Belgium — 0.9%
597	Gimv N.V. (EUR) (d)	31,583
1,717	Lakefront Biotherapeutics N.V. (EUR) (c)	51,439
5,137	Proximus SADP (EUR)	34,337
		117,359
	Bermuda — 3.4%
146,000	Brilliance China Automotive Holdings Ltd. (HKD)	35,556
98,000	CGN New Energy Holdings Co., Ltd. (HKD)	26,865
108,000	China Ruyi Holdings Ltd. (HKD) (c) (d)	20,518
30,000	Chow Sang Sang Holdings International Ltd. (HKD)	37,180
3,749	Conduit Holdings Ltd. (GBP)	23,472
14,667	First Pacific Co., Ltd. (HKD)	8,976
10,500	Johnson Electric Holdings Ltd. (HKD)	25,986
7,000	Luk Fook Holdings International Ltd. (HKD)	19,761
56,666	Man Wah Holdings Ltd. (HKD) (d)	21,603
24,333	Nine Dragons Paper Holdings Ltd. (HKD) (c)	21,191
94,333	PAX Global Technology Ltd. (HKD)	40,414
Shares	Description	Value

	Bermuda (Continued)
11,167	Shenzhen International Holdings Ltd. (HKD)	$7,575
213,999	Sinofert Holdings Ltd. (HKD)	34,926
1,513	Stolt-Nielsen Ltd. (NOK)	44,556
572	Teekay Tankers Ltd., Class A	37,106
146,665	United Energy Group Ltd. (HKD) (c)	6,265
21,167	Yue Yuen Industrial Holdings Ltd. (HKD)	33,061
		445,011
	Canada — 5.7%
1,825	5N Plus, Inc. (CAD) (c)	56,336
1,729	Aecon Group, Inc. (CAD)	55,494
1,679	Aris Mining Corp. (CAD) (c)	25,038
363	Bird Construction, Inc. (CAD)	16,568
396	Calian Group Ltd. (CAD)	23,597
1,753	Centerra Gold, Inc. (CAD)	27,798
3,926	CES Energy Solutions Corp. (CAD)	45,869
894	Chemtrade Logistics Income Fund (CAD)	9,871
2,484	Enerflex Ltd. (CAD)	61,003
138	Exchange Income Corp. (CAD)	12,874
3,505	First Capital Real Estate Investment Trust (CAD)	57,187
1,045	Fortuna Mining Corp. (CAD) (c)	8,834
671	Linamar Corp. (CAD)	47,581
2,707	Major Drilling Group International, Inc. (CAD) (c)	28,764
376	MTY Food Group, Inc. (CAD)	9,966
3,760	NFI Group, Inc. (CAD) (c)	63,150
2,433	Paramount Resources Ltd., Class A (CAD)	46,559
2,643	Parex Resources, Inc. (CAD)	39,862
211	Precision Drilling Corp. (CAD) (c)	16,205
2,899	Silvercorp Metals, Inc. (CAD)	29,353
4,448	Spartan Delta Corp. (CAD) (c)	35,910
218	Sprott, Inc. (CAD)	24,563
		742,382
	Cayman Islands — 2.2%
92,000	China Education Group Holdings Ltd. (HKD) (c) (d) (h)	20,059
28,000	Crystal International Group Ltd. (HKD) (h) (i)	20,207
7,167	HUTCHMED China Ltd. (HKD) (c) (d)	15,334
93,000	IGG, Inc. (HKD)	38,538
23,333	Lee & Man Paper Manufacturing Ltd. (HKD)	8,538
106,000	NagaCorp Ltd. (HKD)	47,710
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Cayman Islands (Continued)
25,333	TCL Electronics Holdings Ltd. (HKD)	$41,636
72,333	Towngas Smart Energy Co., Ltd. (HKD) (d)	27,207
26,000	United Laboratories International Holdings (The) Ltd. (HKD)	27,946
15,333	Wasion Holdings Ltd. (HKD)	38,788
		285,963
	Denmark — 1.2%
696	Bavarian Nordic A/S (DKK) (c)	19,438
7,181	Cadeler A/S (NOK) (c)	39,356
457	D/S Norden A/S (DKK)	19,198
2,959	Scandinavian Tobacco Group A/S (DKK) (h) (i)	30,080
1,139	Zealand Pharma A/S (DKK) (c)	50,424
		158,496
	Finland — 0.1%
493	Bittium Oyj (EUR)	17,688
	France — 1.4%
3,684	Elior Group S.A. (EUR) (d) (h) (i)	8,229
2,497	Etablissements Maurel et Prom S.A. (EUR)	22,225
151	Exail Technologies S.A. (EUR) (c) (d)	20,721
1,069	IPSOS S.A. (EUR)	42,555
715	Teleperformance SE (EUR) (d)	37,564
5,185	Television Francaise 1 S.A. (EUR)	39,456
144	Vicat SACA (EUR)	10,448
		181,198
	Germany — 1.1%
198	Draegerwerk AG & Co. KGaA (Preference Shares) (EUR)	18,664
958	Duerr AG (EUR)	19,396
13,397	Heidelberger Druckmaschinen AG (EUR) (c) (d)	21,155
223	Hornbach Holding AG & Co. KGaA (EUR)	20,002
339	Indus Holding AG (EUR)	10,013
390	SMA Solar Technology AG (EUR) (c)	28,051
589	Verbio SE (EUR) (c)	20,055
		137,336
	Greece — 0.5%
3,231	FF Group (EUR) (c) (e) (f) (g)	0
1,327	GEK TERNA S.A. (EUR)	66,714
		66,714
	Guernsey — 0.1%
8,482	Sirius Real Estate Ltd. (GBP)	10,880
Shares	Description	Value

	Hong Kong — 0.2%
60,333	CITIC Telecom International Holdings Ltd. (HKD)	$19,001
5,667	Shanghai Industrial Holdings Ltd. (HKD)	8,873
		27,874
	Isle Of Man — 0.4%
11,758	Playtech PLC (GBP) (c)	49,690
	Israel — 1.4%
2,221	Doral Group Renewable Energy Resources Ltd. (ILS) (c)	57,483
474	Formula Systems 1985 Ltd. (ILS)	49,362
53,438	Generation Capital Ltd. (ILS)	49,741
708	Tel Aviv Stock Exchange Ltd. (ILS)	29,383
		185,969
	Italy — 0.0%
428	Banca IFIS S.p.A. (EUR)	6,216
	Japan — 39.9%
3,600	Aichi Financial Group, Inc. (JPY)	30,665
2,700	Aisan Industry Co., Ltd. (JPY)	31,501
700	Akita Bank (The) Ltd. (JPY)	29,447
1,600	Alpen Co., Ltd. (JPY)	20,153
3,200	Alps Alpine Co., Ltd. (JPY)	40,247
6,000	Anicom Holdings, Inc. (JPY)	45,131
1,500	ARE Holdings, Inc. (JPY)	27,003
300	Awa Bank (The) Ltd. (JPY)	13,358
4,100	Bank of Iwate (The) Ltd. (JPY)	51,693
900	Bank of Nagoya (The) Ltd. (JPY)	32,935
2,200	Bank of the Ryukyus Ltd. (JPY)	35,274
5,700	Belluna Co., Ltd. (JPY)	33,198
2,700	BuySell Technologies Co., Ltd. (JPY)	54,716
9,200	Chiyoda Corp. (JPY) (c) (d)	37,910
3,300	Chugoku Electric Power (The) Co., Inc. (JPY)	18,037
1,000	Citizen Watch Co., Ltd. (JPY)	14,884
500	Coca-Cola Bottlers Japan Holdings, Inc. (JPY)	13,198
4,000	Daicel Corp. (JPY)	33,728
100	Daihen Corp. (JPY)	11,101
1,500	Dainichiseika Color & Chemicals Manufacturing Co., Ltd. (JPY)	9,677
500	DIC Corp. (JPY)	14,798
2,100	Elecom Co., Ltd. (JPY)	23,119
600	EXEO Group, Inc. (JPY)	10,192
1,500	FCC Co., Ltd. (JPY)	31,274
1,000	Ferrotec Holdings Corp. (JPY)	58,612
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
700	First Bank of Toyama (The) Ltd. (JPY)	$10,935
1,400	Fuji Corp. (JPY)	72,310
3,200	Fuji Seal International, Inc. (JPY)	55,716
500	Fujibo Holdings, Inc. (JPY)	13,069
1,000	Fukui Bank (The) Ltd. (JPY)	33,888
900	Fukuyama Transporting Co., Ltd. (JPY)	30,610
1,900	Furukawa Co., Ltd. (JPY)	41,367
300	Furuya Metal Co., Ltd. (JPY)	14,945
600	Fuso Chemical Co., Ltd. (JPY)	16,606
8,600	Futaba Industrial Co., Ltd. (JPY)	49,719
600	GS Yuasa Corp. (JPY)	23,861
3,700	G-Tekt Corp. (JPY)	47,014
2,100	Hanwa Co., Ltd. (JPY)	21,879
600	Hibiya Engineering Ltd. (JPY)	11,366
3,000	HI-LEX CORP (JPY)	36,901
1,600	Hochiki Corp. (JPY)	19,071
4,700	Hokkaido Electric Power Co., Inc. (JPY)	26,802
7,700	Hokuriku Electric Power Co. (JPY)	41,158
1,300	Hosiden Corp. (JPY)	21,563
2,200	Hyakugo Bank (The) Ltd. (JPY)	26,777
800	Hyakujushi Bank (The) Ltd. (JPY)	12,571
2,400	Ishihara Sangyo Kaisha Ltd. (JPY)	41,994
1,100	Itoki Corp. (JPY)	17,881
600	Japan Petroleum Exploration Co., Ltd. (JPY)	5,908
8,000	Japan Pulp & Paper Co., Ltd. (JPY)	52,548
2,300	Joyful Honda Co., Ltd. (JPY)	32,011
900	Juroku Financial Group, Inc. (JPY)	12,908
1,500	JVCKenwood Corp. (JPY)	10,369
1,800	Kaga Electronics Co., Ltd. (JPY)	46,551
5,700	Kameda Seika Co., Ltd. (JPY)	42,874
1,000	Kamei Corp. (JPY)	20,942
700	Kaneka Corp. (JPY)	24,527
1,500	Kanematsu Corp. (JPY)	19,018
800	Keiyo Bank (The) Ltd. (JPY)	12,187
500	Ki-Star Real Estate Co., Ltd. (JPY)	11,363
3,200	Komori Corp. (JPY)	29,462
1,600	KYB Corp. (JPY)	37,984
700	Kyoei Steel Ltd. (JPY)	7,491
4,000	Kyorin Pharmaceutical Co., Ltd. (JPY)	28,439
Shares	Description	Value

	Japan (Continued)
1,300	Matsuda Sangyo Co., Ltd. (JPY)	$45,733
300	MEC Co., Ltd. (JPY)	20,038
1,500	Megmilk Snow Brand Co., Ltd. (JPY)	33,534
200	Meidensha Corp. (JPY)	12,018
300	Meiko Electronics Co., Ltd. (JPY)	57,197
400	Micronics Japan Co., Ltd. (JPY)	40,936
1,200	Mitsubishi Logistics Corp. (JPY)	11,391
700	Mitsubishi Materials Corp. (JPY)	18,577
700	Mitsubishi Research Institute, Inc. (JPY)	19,115
700	MIXI, Inc. (JPY)	11,654
3,700	Miyazaki Bank (The) Ltd. (JPY)	48,334
1,200	Morinaga Milk Industry Co., Ltd. (JPY)	9,355
1,100	MTG Co., Ltd. (JPY)	50,469
1,600	Musashino Bank (The) Ltd. (JPY)	24,729
4,300	Nagase & Co., Ltd. (JPY)	30,810
2,600	Nextage Co., Ltd. (JPY)	65,162
700	Nihon Dengi Co., Ltd. (JPY)	10,018
2,000	Nikkiso Co., Ltd. (JPY)	49,817
600	Nippn Corp. (JPY)	10,355
1,700	Nippon Densetsu Kogyo Co., Ltd. (JPY)	45,742
1,800	Nippon Light Metal Holdings Co., Ltd. (JPY)	30,123
1,300	Nippon Paper Industries Co., Ltd. (JPY)	10,202
700	Nippon Seiki Co., Ltd. (JPY)	10,591
2,100	Nippon Signal Co., Ltd. (JPY)	20,226
400	Nishi-Nippon Financial Holdings, Inc. (JPY)	10,177
1,100	Nishi-Nippon Railroad Co., Ltd. (JPY)	19,724
800	Nishio Holdings Co., Ltd. (JPY)	19,287
1,700	Nisshin Oillio Group (The) Ltd. (JPY)	19,248
2,500	Nissui Corp. (JPY)	19,742
700	Nitta Corp. (JPY)	25,401
1,300	Nittetsu Mining Co., Ltd. (JPY)	18,397
500	Nitto Boseki Co., Ltd. (JPY)	13,269
1,800	NPR-RIKEN Corp. (JPY)	42,843
900	NS United Kaiun Kaisha Ltd. (JPY)	35,591
3,000	NSK Ltd. (JPY)	20,960
600	Obara Group, Inc. (JPY)	22,436
1,100	Ogaki Kyoritsu Bank (The) Ltd. (JPY)	49,116
3,500	Oita Bank (The) Ltd. (JPY)	51,877
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Japan (Continued)
1,300	Oki Electric Industry Co., Ltd. (JPY)	$27,944
300	Okinawa Financial Group, Inc. (JPY)	11,716
2,000	Osaki Electric Co., Ltd. (JPY)	18,279
4,100	Penta-Ocean Construction Co., Ltd. (JPY)	42,829
6,100	Press Kogyo Co., Ltd. (JPY)	29,263
2,600	Procrea Holdings, Inc. (JPY)	59,485
1,300	Rengo Co., Ltd. (JPY)	11,333
1,700	Riken Vitamin Co., Ltd. (JPY)	31,994
2,700	Ryobi Ltd. (JPY)	43,092
1,900	Saibu Gas Holdings Co., Ltd. (JPY)	26,269
4,600	San ju San Financial Group, Inc. (JPY)	48,661
200	Santec Holdings Corp. (JPY)	32,707
1,700	Sanyo Chemical Industries Ltd. (JPY)	51,022
700	Sato Corp. (JPY)	10,229
400	SBS Holdings, Inc. (JPY)	10,628
1,200	Seiko Group Corp. (JPY)	59,485
300	Seikoh Giken Co., Ltd. (JPY)	56,828
400	Seria Co., Ltd. (JPY)	8,942
5,700	Sharp Corp. (JPY) (c)	22,832
2,000	Shibuya Corp. (JPY)	54,491
900	Shiga Bank (The) Ltd. (JPY)	14,419
3,700	Shikoku Bank (The) Ltd. (JPY)	68,382
2,800	Shikoku Electric Power Co., Inc. (JPY)	25,314
800	Shikoku Kasei Holdings Corp. (JPY)	17,344
4,000	Shinagawa Refra Co., Ltd. (JPY)	47,357
1,700	Shinnihon Corp. (JPY)	21,580
3,300	Shizuoka Gas Co., Ltd. (JPY)	25,410
1,000	Showa Sangyo Co., Ltd. (JPY)	20,849
5,900	Solasto Corp. (JPY) (d)	40,278
1,700	Stanley Electric Company Ltd. (JPY)	36,751
400	Sumitomo Osaka Cement Co., Ltd. (JPY)	14,935
2,400	Sumitomo Rubber Industries Ltd. (JPY)	30,746
1,300	Sun Frontier Fudousan Co., Ltd. (JPY)	19,421
300	SWCC Corp. (JPY)	24,853
3,800	Tadano Ltd. (JPY)	29,588
1,600	Toa Corp. (JPY)	20,379
7,700	Tochigi Bank (The) Ltd. (JPY)	43,900
4,600	Toda Corp. (JPY)	46,072
7,700	Toho Bank (The) Ltd. (JPY)	36,749
Shares	Description	Value

	Japan (Continued)
5,600	Tohoku Electric Power Co., Inc. (JPY)	$36,663
3,400	Tokai Carbon Co., Ltd. (JPY)	35,852
2,200	Tokai Rika Co., Ltd. (JPY)	40,023
400	Tokuyama Corp. (JPY)	12,027
500	Tokyo Keiki, Inc. (JPY)	19,158
3,200	Tokyo Kiraboshi Financial Group, Inc. (JPY)	35,425
4,700	Tokyu Construction Co., Ltd. (JPY)	33,878
3,500	Topre Corp. (JPY)	56,893
1,600	Torishima Pump Manufacturing Co., Ltd. (JPY)	27,524
500	Toyo Seikan Group Holdings Ltd. (JPY)	12,556
1,800	Toyo Tire Corp. (JPY)	41,271
1,600	Toyoda Gosei Co., Ltd. (JPY)	50,314
4,000	TPR Co. Ltd. (JPY)	34,294
5,300	TRE Holdings Corp. (JPY)	68,061
2,000	Trial Holdings, Inc. (JPY)	36,803
1,500	Trusco Nakayama Corp. (JPY)	20,979
1,400	Tsubakimoto Chain Co. (JPY)	21,991
4,700	Tsuburaya Fields Holdings, Inc. (JPY)	40,122
1,500	Tsugami Corp. (JPY)	74,080
2,500	Tsukishima Holdings Co., Ltd. (JPY)	40,100
400	Tsumura & Co. (JPY)	9,149
500	TV Asahi Holdings Corp. (JPY)	9,656
3,600	UACJ Corp. (JPY)	56,481
2,700	UBE Corp. (JPY)	52,806
200	Ulvac, Inc. (JPY)	12,725
400	Union Tool Co. (JPY)	55,401
900	Valor Holdings Co., Ltd. (JPY)	21,560
1,100	World Co., Ltd. (JPY)	10,804
2,100	Yamagata Bank (The) Ltd. (JPY)	45,527
700	Yamaichi Electronics Co., Ltd. (JPY)	40,985
1,000	Yamanashi Chuo Bank (The) Ltd. (JPY)	38,009
900	Zeon Corp. (JPY)	13,035
		5,205,138
	Luxembourg — 0.4%
4,989	Grand City Properties S.A. (EUR)	51,475
	Mauritius — 0.2%
131,400	Golden Agri-Resources Ltd. (SGD)	27,423
	Netherlands — 0.8%
1,057	AMG Critical Materials N.V. (EUR)	39,541
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
2,447	Ariston Holding N.V. (EUR)	$10,037
117	Koninklijke Heijmans N.V. (EUR)	15,240
10,437	MFE-MediaForEurope N.V., Class A (EUR)	33,582
498	Signify N.V. (EUR) (h) (i)	9,497
		107,897
	Norway — 1.6%
12,167	Aker Solutions ASA (NOK)	54,698
18,411	DNO ASA (NOK)	30,392
2,178	DOF Group ASA (NOK)	25,018
1,453	Hoegh Autoliners ASA (NOK)	21,270
22,058	MPC Container Ships ASA (NOK)	56,490
1,529	TGS ASA (NOK)	19,911
		207,779
	Portugal — 0.4%
23,483	Sonae SGPS S.A. (EUR)	54,066
	Singapore — 2.3%
3,200	AEM Holdings Ltd. (SGD)	26,293
66,200	Capitaland India Trust (SGD)	52,192
18,400	First Resources Ltd. (SGD)	44,231
5,400	Food Empire Holdings Ltd. (SGD)	9,892
26,200	Frencken Group Ltd. (SGD)	60,754
23,800	Hong Leong Asia Ltd. (SGD)	50,773
193,700	Singapore Post Ltd. (SGD) (d)	50,905
		295,040
	South Korea — 23.2%
839	AbClon, Inc. (KRW) (c)	15,055
858	BHI Co., Ltd. (KRW) (c)	30,237
659	Coway Co., Ltd. (KRW)	38,409
827	Daeduck Electronics Co., Ltd. (KRW)	81,990
1,800	Daishin Securities Co., Ltd. (KRW)	31,369
3,614	Daou Data Corp. (KRW)	42,105
1,838	Daou Technology, Inc. (KRW)	42,234
475	DL E&C Co., Ltd. (KRW)	19,652
788	DL Holdings Co., Ltd. (KRW) (c)	21,998
2,079	DN Automotive Corp. (KRW)	51,260
958	DoubleUGames Co., Ltd. (KRW)	39,389
1,294	F&F Co., Ltd. (KRW)	64,479
873	GigaVis Co., Ltd. (KRW)	108,301
497	GS Holdings Corp. (KRW)	21,268
817	Han Kuk Carbon Co., Ltd. (KRW)	14,080
1,141	Hana Micron, Inc. (KRW)	36,713
Shares	Description	Value

	South Korea (Continued)
3,305	Hankook & Company Co., Ltd. (KRW)	$50,557
1,466	Hankook Tire & Technology Co., Ltd. (KRW)	58,572
9,962	Hanwha General Insurance Co., Ltd. (KRW) (c)	37,937
17,905	Hanwha Life Insurance Co., Ltd. (KRW) (c)	52,468
2,244	Hanwha Solutions Corp. (KRW) (c)	49,173
5,854	Harim Holdings Co., Ltd. (KRW)	36,727
127	HD Construction Equipment Co., Ltd. (KRW)	10,230
2,858	HDC Holdings Co., Ltd. (KRW)	38,370
494	Hyosung Corp. (KRW)	55,895
167	Hyosung TNC Corp. (KRW)	29,319
3,080	Hyulim ROBOT Co., Ltd. (KRW) (c)	16,381
5,769	Hyundai GF Holdings (KRW)	58,908
1,052	Hyundai Marine & Fire Insurance Co., Ltd. (KRW) (c)	23,664
1,995	Hyundai Movex Co., Ltd. (KRW)	34,123
1,141	Iljin Electric Co., Ltd. (KRW)	56,192
1,762	Innocean Worldwide, Inc. (KRW)	20,471
715	Intellian Technologies, Inc. (KRW)	35,858
272	ISC Co., Ltd. (KRW)	31,865
355	ISU Specialty Chemical (KRW) (c)	16,383
1,738	Itcenglobal Co., Ltd. (KRW) (c)	27,148
1,808	Jeju Semiconductor Corp. (KRW) (c)	121,249
165	KCC Corp. (KRW)	51,812
1,087	Kolon Industries, Inc. (KRW)	42,237
1,133	Korea Circuit Co., Ltd. (KRW)	69,839
1,046	Korea Electric Terminal Co., Ltd. (KRW)	46,922
33,120	Korea Line Corp. (KRW) (c)	39,612
404	Kumho Petrochemical Co., Ltd. (KRW)	29,544
13,331	Kumho Tire Co., Inc. (KRW) (c)	41,990
1,299	LOTTE Fine Chemical Co., Ltd. (KRW)	36,933
440	Lotte Shopping Co., Ltd. (KRW)	48,195
1,402	LX International Corp. (KRW)	33,301
983	LX Semicon Co., Ltd. (KRW)	26,045
8,875	Nexen Tire Corp. (KRW)	38,896
1,688	NHN Corp. (KRW)	38,351
257	OliX Pharmaceuticals, Inc. (KRW) (c)	25,811
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Korea (Continued)
9,723	Pan Ocean Co., Ltd. (KRW)	$29,716
798	PSK, Inc. (KRW)	101,006
846	RFHIC Corp. (KRW)	34,511
627	S&S Tech Corp. (KRW)	22,501
297	Satrec Initiative Co., Ltd. (KRW)	17,291
985	SeAH Besteel Holdings Corp. (KRW)	22,125
1,333	Sebang Global Battery Co., Ltd. (KRW)	44,396
638	Seers Co., Ltd. (KRW) (c)	16,163
264	Shinsegae, Inc. (KRW)	128,652
1,182	SK oceanplant Co., Ltd. (KRW) (c)	11,543
21,555	SK Securities Co., Ltd. (KRW) (c)	34,851
1,145	SL Corp. (KRW)	41,904
1,469	Sphere Corp. (KRW) (c)	22,140
531	Sungeel Hitech Co., Ltd. (KRW) (c)	14,258
1,783	Taihan Cable & Solution Co., Ltd. (KRW) (c)	39,014
573	TES Co., Ltd. (KRW)	76,928
1,766	TKG Huchems Co., Ltd. (KRW)	17,326
600	TSE Co., Ltd. (KRW)	94,688
587	WONIK IPS Co., Ltd. (KRW)	63,690
2,333	Woori Technology, Inc. (KRW) (c)	18,371
1,010	Youngone Corp. (KRW)	47,328
362	Youngone Holdings Co., Ltd. (KRW)	38,109
		3,026,028
	Spain — 1.3%
1,338	Elecnor S.A. (EUR)	60,770
238	Grenergy Renovables S.A. (EUR) (c)	31,218
533	Let’s GOWEX S.A. (EUR) (c) (e) (f) (g) (j)	0
1,138	Solaria Energia y Medio Ambiente S.A. (EUR) (c)	25,882
1,476	Tecnicas Reunidas S.A. (EUR) (c)	48,739
		166,609
	Sweden — 1.5%
975	Attendo AB (SEK) (h) (i)	12,338
2,954	Betsson AB, Class B (SEK)	25,804
10,268	Embracer Group AB (SEK) (c)	66,841
2,019	Hanza AB (SEK)	29,984
1,356	Hoist Finance AB (SEK) (h) (i)	24,990
Shares	Description	Value

	Sweden (Continued)
1,324	Investment AB Oresund (SEK)	$19,144
53,105	Samhallsbyggnadsbolaget i Norden AB (SEK) (c) (d)	19,328
		198,429
	Switzerland — 0.1%
49	Intershop Holding AG (CHF)	10,467
	United Kingdom — 6.2%
2,636	Breedon Group PLC (GBP)	10,336
6,319	Currys PLC (GBP)	13,377
9,051	easyJet PLC (GBP)	67,040
4,932	Frasers Group PLC (GBP) (c)	47,038
1,106	Gamma Communications PLC (GBP)	12,331
1,082	Georgia Capital PLC (GBP) (c)	59,992
19,394	Grainger PLC (GBP)	43,656
5,551	Great Portland Estates PLC (GBP)	24,446
10,665	Hammerson PLC (GBP)	52,314
2,631	Hochschild Mining PLC (GBP)	16,144
59,616	IP Group PLC (GBP) (c)	51,796
3,532	JET2 PLC (GBP)	60,531
9,774	Jupiter Fund Management PLC (GBP)	21,210
409	Keller Group PLC (GBP)	14,399
9,240	Mitchells & Butlers PLC (GBP) (c)	29,906
8,578	Molten Ventures PLC (GBP) (c)	66,051
21,812	Ocado Group PLC (GBP) (c)	51,847
16,903	Pan African Resources PLC (GBP)	21,412
13,004	Pets at Home Group PLC (GBP)	30,600
23,086	PRS REIT (The) PLC (GBP) (e) (f) (g)	0
24,641	Shaftesbury Capital PLC (GBP)	45,138
732	TORM PLC, Class A (DKK)	18,866
2,366	Vistry Group PLC (GBP) (c)	8,053
6,160	Zigup PLC (GBP)	37,096
		803,579
	Total Common Stocks	13,020,019
	(Cost $12,382,005)
RIGHTS (a) (b) — 0.0%
	South Korea — 0.0%
529	Hanwha Solutions Corp., expiring 7/24/26 (KRW) (c) (e) (f)	1,773
	(Cost $0)
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.0%
6,434	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (k)	$6,434
	(Cost $6,434)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 2.6%
$337,110	Daiwa Capital Markets America, Inc., 3.64% (k), dated 06/30/26, due 07/01/26, with a maturity value of $337,144. Collateralized by U.S. Treasury Securities, interest rates of 2.13% to 4.13%, due 06/30/27 to 01/15/35. The value of the collateral including accrued interest is $343,852. (l)	337,110
	(Cost $337,110)

	Total Investments — 102.4%	13,365,336
	(Cost $12,725,549)
	Net Other Assets and Liabilities — (2.4)%	(317,551)
	Net Assets — 100.0%	$13,047,785

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $307,791 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $337,110.

(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $1,773 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(i)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign
exchange where it trades freely without any additional
registration.

(j)	This issuer has filed for protection in bankruptcy court.
(k)	Rate shown reflects yield as of June 30, 2026.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
JPY	38.9%
KRW	22.7
EUR	6.8
GBP	6.5
CAD	5.6
HKD	4.9
AUD	3.2
USD	2.8
SGD	2.4
NOK	2.2
SEK	1.5
ILS	1.4
DKK	1.0
CHF	0.1
Total	100.0%
See Notes to Financial Statements

First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Australia	$433,313	$433,313	$—	$— **
Greece	66,714	66,714	—	— **
Spain	166,609	166,609	—	— **
United Kingdom	803,579	803,579	—	— **
Other Country Categories*	11,549,804	11,549,804	—	—
Rights*	1,773	—	1,773	—
Money Market Funds	6,434	6,434	—	—
Repurchase Agreements	337,110	—	337,110	—
Total Investments	$13,365,336	$13,026,453	$338,883	$— **

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$307,791
Non-cash Collateral(2)	(307,791)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$337,110
Non-cash Collateral(4)	(337,110)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.4%
	Brazil — 12.7%
170,589	Alpargatas S.A. (Preference Shares) (BRL)	$397,203
531,485	Auren Energia S.A. (BRL) (c)	1,194,279
411,539	Azzas 2154 S.A. (BRL)	1,425,395
613,133	Banco do Estado do Rio Grande do Sul S.A., Class B (Preference Shares) (BRL)	1,648,545
308,504	Brava Energia (BRL)	1,153,386
699,276	C&A Modas S.A. (BRL)	1,456,176
1,007,290	Cia Brasileira de Aluminio (BRL)	2,101,488
109,981	Cia de Saneamento de Minas Gerais Copasa MG (BRL)	1,276,788
1,338,803	Cogna Educacao S.A. (BRL)	583,520
232,281	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes (BRL)	1,035,800
1,703,148	Empreendimentos Pague Menos S.A. (BRL)	1,191,012
80,645	Energisa S.A. (BRL)	749,852
605,239	Ez Tec Empreendimentos e Participacoes S.A. (BRL)	1,527,665
1,785,071	Grendene S.A. (BRL)	1,307,086
2,250,329	Grupo Mateus S.A. (BRL)	1,599,812
172,116	Grupo SBF S.A. (BRL)	344,079
1,140,944	JHSF Participacoes S.A. (BRL)	2,504,096
141,398	Lojas Renner S.A. (BRL)	404,284
60,455	Mahle Metal Leve S.A. (BRL)	384,585
682,358	Marcopolo S.A. (Preference Shares) (BRL)	791,764
819,252	Movida Participacoes S.A. (BRL)	1,490,184
806,344	MRV Engenharia e Participacoes S.A. (BRL) (c)	824,728
753,852	Petroreconcavo S.A. (BRL)	1,457,382
199,557	Sao Martinho S.A. (BRL)	606,909
446,268	Sendas Distribuidora S.A. (BRL)	755,551
919,700	SIMPAR S.A. (BRL)	1,389,625
113,058	SLC Agricola S.A. (BRL)	282,519
627,688	Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A (Preference Shares) (BRL) (c)	1,027,442
362,211	Vulcabras S.A. (BRL)	992,128
		31,903,283
	Cayman Islands — 6.8%
1,010,996	361 Degrees International Ltd. (HKD) (d)	518,205
834,348	China Conch Venture Holdings Ltd. (HKD)	1,157,450
1,285,865	China Lesso Group Holdings Ltd. (HKD)	583,676
Shares	Description	Value

	Cayman Islands (Continued)
11,550	China Metal Recycling Holdings Ltd. (HKD) (c) (e) (f) (g)	$0
996,000	China Risun Group Ltd. (HKD) (d) (h)	243,830
3,171,951	China Zhongwang Holdings Ltd. (HKD) (c) (e) (f) (g)	0
944,433	CIMC Enric Holdings Ltd. (HKD)	864,613
881,000	Dongyue Group Ltd. (HKD)	2,143,287
2,300,643	Fufeng Group Ltd. (HKD)	1,387,511
316,000	Haitian International Holdings Ltd. (HKD)	755,465
615,953	Jinan Acetate Chemical Co., Ltd. (TWD)	916,490
3,186,532	Lonking Holdings Ltd. (HKD)	1,056,374
2,155,039	Q Technology Group Co., Ltd. (HKD) (h)	1,884,974
1,068,600	Tanwan, Inc. (HKD) (c) (d) (h)	1,361,152
2,848,000	Tianli International Holdings Ltd. (HKD) (d) (h)	403,078
1,721,273	Tianneng Power International Ltd. (HKD) (d)	1,035,900
236,480	Weibo Corp., Class A (HKD)	1,703,605
2,131,500	Xtep International Holdings Ltd. (HKD) (d)	1,021,879
		17,037,489
	Chile — 2.8%
36,421,698	Cia Sud Americana de Vapores S.A. (CLP)	1,730,294
412,236	Empresa Nacional de Telecomunicaciones S.A. (CLP)	1,609,659
300,180	Empresas CMPC S.A. (CLP)	334,052
507,686	Engie Energia Chile S.A. (CLP)	991,182
201,111	Parque Arauco S.A. (CLP)	843,062
2,939,354	Ripley Corp. S.A. (CLP)	1,227,434
427,727	Vina Concha y Toro S.A. (CLP)	398,980
		7,134,663
	China — 2.4%
2,075,759	BAIC Motor Corp., Ltd., Class H (HKD) (c) (h) (i)	206,442
5,621,491	Beijing Jingneng Clean Energy Co., Ltd., Class H (HKD)	1,290,179
1,154,000	China BlueChemical Ltd., Class H (HKD)	295,752
1,504,225	China Communications Services Corp., Ltd., Class H (HKD)	751,839
4,072,000	China Datang Corp. Renewable Power Co., Ltd., Class H (HKD)	643,807
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	China (Continued)
146,674	Dekon Food And Agriculture Group, Class H (HKD) (c) (d) (h)	$768,263
395,547	Legend Holdings Corp., Class H (HKD) (h) (i)	710,616
2,540,800	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (HKD)	1,026,966
328,000	TravelSky Technology Ltd., Class H (HKD)	337,918
		6,031,782
	Hong Kong — 0.4%
1,645,593	Genertec Universal Medical Group Co., Ltd. (HKD) (h) (i)	931,604
	India — 1.0%
12,658	Data Patterns India Ltd. (INR)	601,992
7,548,402	Reliance Power Ltd. (INR) (c)	1,980,824
		2,582,816
	Indonesia — 6.0%
19,599,823	AKR Corporindo Tbk PT (IDR)	1,326,386
10,971,216	Bank Tabungan Negara Persero Tbk PT (IDR) (c)	674,963
247,641,646	Bukalapak.com PT Tbk (IDR) (c)	1,343,470
6,494,753	Bukit Asam Persero Tbk PT (IDR)	831,822
78,949,974	Darma Henwa Tbk PT (IDR) (c)	1,254,015
35,997,060	Elang Mahkota Teknologi Tbk PT (IDR)	978,443
2,713,079	Indah Kiat Pulp & Paper Tbk PT (IDR)	1,073,548
6,515,241	Indika Energy Tbk PT (IDR)	663,184
463,209	Indo Tambangraya Megah Tbk PT (IDR)	570,592
4,336,654	Indofood Sukses Makmur Tbk PT (IDR)	1,618,969
8,788,644	Japfa Comfeed Indonesia Tbk PT (IDR)	956,035
6,727,464	Jasa Marga Persero Tbk PT (IDR)	1,019,655
11,316,884	Medco Energi Internasional Tbk PT (IDR)	648,759
11,426,453	Mitra Adiperkasa Tbk PT (IDR)	974,572
3,867,662	Pabrik Kertas Tjiwi Kimia Tbk PT (IDR)	1,168,086
		15,102,499
	Luxembourg — 0.9%
191,256	Nexa Resources S.A.	2,340,973
Shares	Description	Value

	Malaysia — 1.7%
1,726,500	Dayang Enterprise Holdings Bhd (MYR)	$690,176
735,500	Genting Bhd (MYR)	389,621
1,451,500	Sime Darby Bhd (MYR)	761,793
526,100	Sunway Construction Group Bhd (MYR)	958,657
4,824,000	Velesto Energy Bhd (MYR)	313,516
6,649,300	Zetrix AI Bhd (MYR)	1,239,354
		4,353,117
	Mexico — 2.7%
72,078	Betterware de Mexico S.A.P.I. de C.V.	1,296,683
288,465	Gentera S.A.B. de C.V. (MXN)	625,179
865,703	La Comer S.A.B. de C.V. (MXN)	1,754,426
352,092	Megacable Holdings S.A.B. de C.V., Series CPO (MXN)	1,263,001
1,354,008	Orbia Advance Corp. S.A.B. de C.V. (MXN) (c)	1,747,532
		6,686,821
	Philippines — 2.6%
6,751,400	Apex Mining Co., Inc. (PHP)	1,331,138
4,574,100	Ayala Land, Inc. (PHP)	1,103,091
6,159,900	DigiPlus Interactive Corp. (PHP)	1,174,366
236,620	GT Capital Holdings, Inc. (PHP)	1,869,980
2,674,900	JG Summit Holdings, Inc. (PHP)	1,155,041
		6,633,616
	Poland — 0.7%
129,073	Cyfrowy Polsat S.A. (PLN) (c) (d)	518,961
122,777	Enea S.A. (PLN)	632,521
87,647	Jastrzebska Spolka Weglowa S.A. (PLN) (c) (d)	581,083
		1,732,565
	Russia — 0.0%
653,736,712	Federal Grid Co. - Rosseti PJSC (RUB) (c) (e) (f) (g)	0
580,351	Mechel PJSC (RUB) (c) (e) (f) (g)	0
		0
	South Africa — 6.2%
30,033	African Rainbow Minerals Ltd. (ZAR)	327,154
27,196	Astral Foods Ltd. (ZAR)	393,495
313,754	Fortress Real Estate Investments Ltd., Class B (ZAR)	466,417
393,026	Foschini Group Ltd. (ZAR)	1,470,848
645,380	Hyprop Investments Ltd. (ZAR)	2,369,545
3,001,715	Life Healthcare Group Holdings Ltd. (ZAR)	1,911,349
59,781	Motus Holdings Ltd. (ZAR)	405,109
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	South Africa (Continued)
284,704	Raubex Group Ltd. (ZAR)	$893,220
350,244	Resilient REIT Ltd. (ZAR)	1,781,155
589,623	Telkom S.A. SOC Ltd. (ZAR)	2,021,565
124,057	Thungela Resources Ltd. (ZAR)	696,931
402,591	Truworths International Ltd. (ZAR)	1,391,127
941,262	Vukile Property Fund Ltd. (ZAR)	1,430,856
		15,558,771
	Taiwan — 23.8%
284,000	AcBel Polytech, Inc. (TWD)	518,852
2,072,067	AmTRAN Technology Co., Ltd. (TWD)	2,816,395
893,132	AUO Corp. (TWD)	916,780
127,905	C Sun Manufacturing Ltd. (TWD)	2,489,322
1,446,974	China Airlines Ltd. (TWD)	1,076,493
233,762	China Motor Corp. (TWD)	406,523
507,860	Chin-Poon Industrial Co., Ltd. (TWD)	864,063
966,449	ChipMOS Technologies, Inc. (TWD)	3,018,589
523,249	Chun Yuan Steel Industry Co., Ltd. (TWD) (c)	389,277
390,956	Depo Auto Parts Industrial Co., Ltd. (TWD)	1,669,048
296,010	Dynamic Holding Co., Ltd. (TWD) (c)	1,635,389
259,008	Elite Semiconductor Microelectronics Technology, Inc. (TWD)	1,837,484
224,834	Eternal Materials Co., Ltd. (TWD)	522,271
256,444	Evergreen International Storage & Transport Corp. (TWD)	391,229
14,800	Fositek Corp. (TWD)	780,500
188,370	Holy Stone Enterprise Co., Ltd. (TWD)	4,978,812
1,651,839	HTC Corp. (TWD)	2,351,511
97,739	I-Chiun Precision Industry Co., Ltd. (TWD)	731,742
436,041	ITEQ Corp. (TWD)	5,071,279
76,539	Kaori Heat Treatment Co., Ltd. (TWD)	3,724,058
24,715	L&K Engineering Co., Ltd. (TWD)	716,084
68,160	Machvision, Inc. (TWD)	1,514,833
92,338	Pell Bio-Med Technology Co., Ltd. (TWD) (c)	2,524,646
1,830,448	Pou Chen Corp. (TWD)	1,456,590
Shares	Description	Value

	Taiwan (Continued)
1,563,431	Ruentex Development Co., Ltd. (TWD)	$1,315,272
1,382,115	Ruentex Industries Ltd. (TWD)	2,238,700
28,557	Scientech Corp. (TWD)	810,369
173,250	Sigurd Microelectronics Corp. (TWD)	1,288,913
243,200	Taiflex Scientific Co., Ltd. (TWD)	1,137,501
152,060	Test Research, Inc. (TWD)	1,563,249
213,176	Topoint Technology Co., Ltd. (TWD)	3,841,069
184,129	Transcend Information, Inc. (TWD)	1,540,357
1,027,811	UPC Technology Corp. (TWD)	401,684
2,838,448	USI Corp. (TWD)	1,207,319
407,246	Weikeng Industrial Co., Ltd. (TWD)	631,518
152,358	WNC Corp. (TWD)	1,241,094
476,118	Yulon Motor Co., Ltd. (TWD)	406,523
		60,025,338
	Thailand — 7.9%
703,100	Amata Corp. PCL (THB)	566,154
6,361,700	AP Thailand PCL (THB)	1,445,819
654,900	Bangkok Life Assurance PCL (THB)	486,929
6,624,600	Banpu PCL (THB)	1,076,830
2,190,100	Betagro PCL (THB)	1,364,672
861,900	CH Karnchang PCL (THB)	508,519
33,736,200	IRPC PCL (THB)	1,858,408
776,700	MBK PCL (THB)	451,237
3,382,200	Prima Marine PCL (THB)	895,934
2,120,600	Regional Container Lines PCL (THB)	2,026,732
29,469,600	Sansiri PCL (THB)	1,286,282
3,002,100	Sri Trang Agro-Industry PCL (THB)	1,527,234
1,192,800	Sri Trang Gloves Thailand PCL (THB)	362,646
3,763,300	Star Petroleum Refining PCL (THB) (h) (i)	860,947
819,600	Supalai PCL (THB)	394,744
1,096,200	Thai Oil PCL (THB)	1,600,388
7,722,300	Thaifoods Group PCL (THB)	2,557,014
235,400	Thanachart Capital PCL (THB)	478,304
		19,748,793
	Turkiye — 19.6%
3,327,419	Aksa Akrilik Kimya Sanayii A/S (TRY)	863,130
934,785	Aksa Enerji Uretim A/S (TRY) (c)	1,628,240
3,304,838	Anadolu Anonim Turk Sigorta Sirketi (TRY)	1,938,427
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Turkiye (Continued)
369,599	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S (TRY)	$2,190,833
309,056	Aygaz A/S (TRY)	1,414,550
3,028,231	Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi (TRY) (c) (j)	390,164
1,278,778	Coca-Cola Icecek A/S (TRY)	2,276,764
2,454,765	CW Enerji Muhendislik Ticaret VE Sanayi A/S (TRY) (c)	1,999,755
2,706,756	Dogan Sirketler Grubu Holding A/S (TRY)	1,189,560
786,811	Enerjisa Enerji A/S (TRY) (h) (i)	1,727,244
2,189,837	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret A/S (TRY) (c)	3,936,390
152,291	Gubre Fabrikalari T.A.S. (TRY) (c)	1,445,493
403,087	Haci Omer Sabanci Holding A/S (TRY)	842,533
1,252,408	Is Yatirim Menkul Degerler A/S (TRY)	969,251
1,166,212	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D (TRY) (c) (d)	995,048
1,152,045	Katilimevim Tasarruf Finansman A/S (TRY)	4,309,711
149,527	Migros Ticaret A/S (TRY) (d)	2,146,117
127,036	MLP Saglik Hizmetleri A/S (TRY) (c) (h) (i)	1,171,058
410,666	Pegasus Hava Tasimaciligi A/S (TRY) (c) (d)	1,541,552
3,779,995	Peker Gayrimenkul Yatirim Ortakligi A/S (TRY) (c)	1,132,064
3,396,414	Petkim Petrokimya Holding A/S (TRY) (c) (d)	1,391,440
3,081,049	Reysas Gayrimenkul Yatirim Ortakligi A/S (TRY) (c)	1,974,936
3,339,136	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S (TRY)	1,901,277
1,841,576	Sok Marketler Ticaret A/S (TRY) (c)	1,827,906
117,095	TAV Havalimanlari Holding A/S (TRY) (c)	708,526
329,096	Tofas Turk Otomobil Fabrikasi A/S (TRY) (d)	2,172,984
454,235	TR Anadolu Metal Madencilik Isletmeleri A/S (TRY) (c)	1,080,903
394,914	TR Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S (TRY) (c)	731,898
Shares	Description	Value

	Turkiye (Continued)
6,487,120	Turkiye Sinai Kalkinma Bankasi A/S (TRY) (d)	$1,652,158
1,229,057	Turkiye Sise ve Cam Fabrikalari A/S (TRY) (d)	1,167,237
305,908	Ulker Biskuvi Sanayi A/S (TRY)	651,214
		49,368,363
	Virgin Islands — 1.2%
45,811	BBB Foods, Inc., Class A (c)	1,908,944
10,676,000	Xinyi Energy Holdings Ltd. (HKD) (d)	1,211,504
		3,120,448
	Total Common Stocks	250,292,941
	(Cost $247,271,547)
RIGHTS (a) (b) — 0.0%
	Taiwan — 0.0%
1,726	Eternal Materials Co., Ltd., expiry date 07/17/26 (TWD) (c) (e) (f)	1,291
	(Cost $0)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 3.3%
$8,307,068	Toronto-Dominion Bank (The), 3.64% (k), dated 06/30/26, due 07/01/26, with a maturity value of $8,307,908. Collateralized by U.S. Treasury Securities, interest rates of 2.25% to 3.63%, due 08/31/27 to 11/15/27. The value of the collateral including accrued interest is $8,473,210. (l)	8,307,068
	(Cost $8,307,068)

	Total Investments — 102.7%	258,601,300
	(Cost $255,578,615)
	Net Other Assets and Liabilities — (2.7)%	(6,803,571)
	Net Assets — 100.0%	$251,797,729

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)	Non-income producing security.
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
(d)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $7,633,315 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $8,307,068.

(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At June 30, 2026, securities noted as such are valued at $1,291 or 0.0% of net assets.

(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(i)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(j)	Non-income producing security which makes payment-in- kind distributions.
(k)	Rate shown reflects yield as of June 30, 2026.
(l)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
BRL	– Brazilian Real
CLP	– Chilean Peso
HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PHP	– Philippine Peso
PLN	– Polish Zloty
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
TWD	23.6%
TRY	19.1
BRL	12.3
HKD	9.4
THB	7.6
ZAR	6.0
IDR	5.8
USD	5.3
CLP	2.8
PHP	2.6
MXN	2.1
MYR	1.7
INR	1.0
PLN	0.7
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Cayman Islands	$17,037,489	$17,037,489	$—	$— **
Russia	— **	—	—	— **
Thailand	19,748,793	—	19,748,793	—
Other Country Categories*	213,506,659	213,506,659	—	—
Rights*	1,291	—	1,291	—
Repurchase Agreements	8,307,068	—	8,307,068	—
Total Investments	$258,601,300	$230,544,148	$28,057,152	$— **

*	See Portfolio of Investments for country breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$7,633,315
Non-cash Collateral(2)	(7,633,315)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$8,307,068
Non-cash Collateral(4)	(8,307,068)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments
June 30, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.6%
	Austria — 4.2%
3,767	BAWAG Group AG (EUR) (c) (d)	$754,519
7,875	OMV AG (EUR)	496,237
13,418	Raiffeisen Bank International AG (EUR)	856,256
64,962	UNIQA Insurance Group AG (EUR)	1,309,335
3,782	Verbund AG (EUR)	240,264
15,891	Vienna Insurance Group AG Wiener Versicherung Gruppe (EUR)	1,169,310
19,350	voestalpine AG (EUR)	902,941
		5,728,862
	Belgium — 5.0%
1,858	Ackermans & Van Haaren N.V. (EUR)	606,737
7,738	Ageas S.A./N.V. (EUR)	618,898
33,618	Colruyt Group N.V. (EUR)	1,381,288
6,614	Deme Group N.V. (EUR)	1,322,498
1,851	Elia Group S.A./N.V. (EUR)	295,669
3,480	KBC Ancora (EUR)	326,449
1,887	UCB S.A. (EUR)	564,893
60,305	Umicore S.A. (EUR)	1,394,622
10,929	Warehouses De Pauw C.V.A. (EUR)	275,473
		6,786,527
	Bermuda — 0.2%
39,167	Aegon Ltd. (EUR)	332,866
	Finland — 4.5%
12,785	Kesko Oyj, Class B (EUR)	285,734
33,098	Metso Oyj (EUR)	574,828
34,910	Neste Oyj (EUR)	1,142,393
107,681	Nokia Oyj (EUR)	1,421,680
3,500	Orion Oyj, Class B (EUR)	287,734
121,179	Stora Enso Oyj, Class R (EUR)	1,291,265
10,009	Valmet Oyj (EUR)	241,533
23,078	Wartsila Oyj Abp (EUR)	880,192
		6,125,359
	France — 19.8%
20,110	Alstom S.A. (EUR) (e)	349,604
9,977	Amundi S.A. (EUR) (c) (d)	957,003
12,552	Arkema S.A. (EUR)	790,954
6,024	BNP Paribas S.A. (EUR)	703,029
19,748	Bouygues S.A. (EUR)	1,101,348
9,709	Capgemini SE (EUR)	975,781
30,674	Carrefour S.A. (EUR)	569,530
13,927	Cie de Saint-Gobain S.A. (EUR)	1,259,668
33,427	Cie Generale des Etablissements Michelin S.C.A. (EUR)	1,289,033
23,798	Covivio S.A. (EUR)	1,457,464
Shares	Description	Value

	France (Continued)
30,626	Credit Agricole S.A. (EUR)	$615,704
7,440	Eiffage S.A. (EUR)	1,097,468
40,187	Elis S.A. (EUR)	1,244,364
35,617	Engie S.A. (EUR)	1,122,798
4,802	Gaztransport Et Technigaz S.A. (EUR)	1,019,986
3,598	Gecina S.A. (EUR)	302,369
6,083	Ipsen S.A. (EUR)	1,173,229
37,621	Klepierre S.A. (EUR)	1,572,413
41,403	Orange S.A. (EUR)	780,800
11,395	Pernod Ricard S.A. (EUR)	831,450
10,330	Publicis Groupe S.A. (EUR)	1,020,489
21,989	Rexel S.A. (EUR)	960,009
5,898	Sanofi S.A. (EUR)	505,967
23,946	SCOR SE (EUR)	868,426
11,849	Societe Generale S.A. (EUR)	1,047,483
22,125	Sodexo S.A. (EUR)	1,280,429
12,059	TotalEnergies SE (EUR)	937,356
22,431	Vallourec SACA (EUR) (e)	525,150
7,469	Veolia Environnement S.A. (EUR)	310,981
1,901	Vinci S.A. (EUR)	277,591
		26,947,876
	Germany — 21.7%
8,131	Aurubis AG (EUR) (f)	1,683,429
4,655	BASF SE (EUR)	248,813
18,581	Bayer AG (EUR)	1,027,772
15,637	Bayerische Motoren Werke AG (EUR)	1,023,051
5,882	Daimler Truck Holding AG (EUR)	283,616
9,713	Deutsche Bank AG (EUR)	328,779
169,492	Deutsche Lufthansa AG (EUR)	1,938,545
7,635	Deutsche Telekom AG (EUR)	208,061
16,353	DHL Group (EUR)	992,167
38,597	E.ON SE (EUR)	794,916
43,689	Evonik Industries AG (EUR)	792,712
6,575	Fraport AG Frankfurt Airport Services Worldwide (EUR)	547,291
31,622	Fresenius Medical Care AG (EUR)	1,430,794
13,477	FUCHS SE (Preference Shares) (EUR)	588,849
1,368	Heidelberg Materials AG (EUR)	260,877
11,038	Henkel AG & Co. KGaA (Preference Shares) (EUR)	927,485
3,186	HOCHTIEF AG (EUR)	1,845,637
21,946	KION Group AG (EUR)	972,174
21,741	LEG Immobilien SE (EUR)	1,372,475
23,280	Mercedes-Benz Group AG (EUR)	1,168,256
4,534	Merck KGaA (EUR)	760,761
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Germany (Continued)
26,782	Nordex SE (EUR) (e)	$1,413,766
12,687	RWE AG (EUR)	820,770
172,879	Schaeffler AG (EUR)	1,675,062
5,144	Siemens Energy AG (EUR)	974,492
131,749	thyssenkrupp AG (EUR)	1,566,326
35,455	United Internet AG (EUR)	931,747
11,293	Volkswagen AG (Preference Shares) (EUR)	904,524
56,571	Vonovia SE (EUR)	1,395,530
5,801	Wacker Chemie AG (EUR) (e)	602,503
		29,481,180
	Greece — 4.1%
153,901	Alpha Bank S.A. (EUR)	694,770
59,787	Hellenic Telecommunications Organization S.A. (EUR)	1,327,310
32,012	Motor Oil Hellas Corinth Refineries S.A. (EUR)	1,403,817
69,835	Piraeus Bank S.A. (EUR)	725,160
54,328	Public Power Corp. S.A. (EUR)	1,427,724
		5,578,781
	Ireland — 2.4%
71,956	Glanbia PLC (EUR)	2,011,019
20,438	Ryanair Holdings PLC, ADR	1,323,360
		3,334,379
	Italy — 14.0%
502,332	A2A S.p.A. (EUR)	1,297,155
7,540	Azimut Holding S.p.A. (EUR)	305,666
65,688	Banca Monte dei Paschi di Siena S.p.A. (EUR)	815,396
20,568	Banco BPM S.p.A. (EUR)	355,099
28,312	Buzzi S.p.A. (EUR)	1,448,920
16,800	Credito Emiliano S.p.A. (EUR)	326,517
20,778	Danieli & C Officine Meccaniche S.p.A. (EUR)	1,598,947
16,273	De’ Longhi S.p.A (EUR)	690,561
26,020	Enel S.p.A. (EUR)	298,909
49,081	Eni S.p.A. (EUR)	1,156,364
184,239	Hera S.p.A. (EUR)	768,785
35,585	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (d) (f)	250,461
12,608	Leonardo S.p.A. (EUR)	675,994
19,704	Lottomatica Group S.p.A. (EUR)	547,083
73,363	Maire S.p.A. (EUR)	1,200,364
206,582	Pirelli & C S.p.A. (EUR) (c) (d)	1,561,403
12,347	Prysmian S.p.A. (EUR)	2,060,420
311,615	Saipem S.p.A. (EUR) (f)	1,569,825
16,566	SOL S.p.A. (EUR)	1,101,624
Shares	Description	Value

	Italy (Continued)
24,730	Terna-Rete Elettrica Nazionale (EUR)	$289,346
24,584	Unipol Assicurazioni S.p.A. (EUR)	685,667
		19,004,506
	Luxembourg — 2.9%
27,821	ArcelorMittal S.A. (EUR)	1,675,236
3,893	Eurofins Scientific SE (EUR)	304,964
64,704	InPost S.A. (EUR) (e)	1,139,269
28,698	Tenaris S.A. (EUR)	793,851
		3,913,320
	Multi-National — 0.2%
2,570	Unibail-Rodamco-Westfield (EUR)	300,842
	Netherlands — 10.2%
9,916	Akzo Nobel N.V. (EUR)	672,321
1,149	ASM International N.V. (EUR)	1,313,499
872	ASML Holding N.V. (EUR)	1,715,106
8,244	ASR Nederland N.V. (EUR)	622,068
2,726	BE Semiconductor Industries N.V. (EUR)	894,235
60,119	Brembo N.V. (EUR)	703,403
24,218	Koninklijke Ahold Delhaize N.V. (EUR)	974,586
101,575	Koninklijke KPN N.V. (EUR)	500,911
26,006	Koninklijke Vopak N.V. (EUR)	1,356,163
7,275	NN Group N.V. (EUR)	637,228
25,032	Prosus N.V. (EUR)	1,086,570
43,735	Randstad N.V. (EUR)	1,259,780
35,230	SBM Offshore N.V. (EUR)	1,221,296
8,528	STMicroelectronics N.V. (EUR)	628,394
6,668	Technip Energies N.V. (EUR)	252,336
		13,837,896
	Portugal — 1.3%
161,723	EDP S.A. (EUR)	846,496
34,831	Galp Energia SGPS S.A. (EUR)	742,029
11,864	Jeronimo Martins SGPS S.A. (EUR)	227,194
		1,815,719
	Spain — 9.1%
5,474	Acciona S.A. (EUR) (f)	1,733,767
11,638	ACS Actividades de Construccion y Servicios S.A. (EUR)	1,711,392
53,455	EDP Renewables S.A. (EUR)	865,468
42,695	Enagas S.A. (EUR) (f)	827,362
20,283	Endesa S.A. (EUR) (f)	924,230
81,710	Grifols S.A. (EUR) (f)	836,519
20,655	Indra Sistemas S.A. (EUR)	1,130,927
6,042	Laboratorios Farmaceuticos Rovi S.A. (EUR)	399,371
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Spain (Continued)
22,684	Logista Integral S.A. (EUR)	$874,495
63,957	Mapfre S.A. (EUR)	316,424
52,572	Merlin Properties Socimi S.A. (EUR)	921,452
14,442	Puig Brands S.A., Class B (EUR)	266,167
16,754	Redeia Corp. S.A. (EUR) (f)	285,040
49,479	Repsol S.A. (EUR) (f)	1,244,325
		12,336,939
	Total Common Stocks	135,525,052
	(Cost $122,347,847)
RIGHTS (a) (b) — 0.0%
	Spain — 0.0%
11,638	ACS Actividades de Construccion y Servicios S.A., expiring 07/23/26 (EUR) (e) (g)	24,428
	(Cost $24,811)
MONEY MARKET FUNDS — 0.1%
77,318	BNY Dreyfus Government Cash Management Fund, Institutional Shares - 3.54% (h)	77,318
	(Cost $77,318)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.1%
$8,272,596	Toronto-Dominion Bank (The), 3.64% (h), dated 06/30/26, due 07/01/26, with a maturity value of $8,273,432. Collateralized by U.S. Treasury Securities, interest rates of 2.25% to 3.63%, due 08/31/27 to 11/15/27. The value of the collateral including accrued interest is $8,438,049. (i)	8,272,596
	(Cost $8,272,596)

	Total Investments — 105.8%	143,899,394
	(Cost $130,722,572)
	Net Other Assets and Liabilities — (5.8)%	(7,835,747)
	Net Assets — 100.0%	$136,063,647

(a)	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Non-income producing security.
(f)
All or a portion of this security is on loan (see Note 2E -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $7,934,029 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $8,272,596.

(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	Rate shown reflects yield as of June 30, 2026.
(i)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
EUR	– Euro
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	93.3%
USD	6.7
Total	100.0%
See Notes to Financial Statements

First Trust Eurozone AlphaDEX® ETF (FEUZ)
Portfolio of Investments (Continued)
June 30, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of June 30, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 6/30/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$135,525,052	$135,525,052	$—	$—
Rights*	24,428	24,428	—	—
Money Market Funds	77,318	77,318	—	—
Repurchase Agreements	8,272,596	—	8,272,596	—
Total Investments	$143,899,394	$135,626,798	$8,272,596	$—

*	See Portfolio of Investments for country breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$7,934,029
Non-cash Collateral(2)	(7,934,029)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$8,272,596
Non-cash Collateral(4)	(8,272,596)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At June 30, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At June 30, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

This page intentionally left blank.

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities
June 30, 2026 (Unaudited)

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)
ASSETS:
Investments, at value	$124,816,491	$527,879,466	$34,287,847
Cash	—	—	—
Foreign currency, at value	56,632	5,001	23
Due from broker	—	58,240	—
Due from authorized participant	—	—	—
Receivables:
Dividends	532,432	1,516,634	308,617
Securities lending income	9,953	22,548	—
Investment securities sold	—	30,740	—
Capital shares sold	—	—	—
Reclaims	—	1,657,944	—
Prepaid expenses	—	—	—
Total Assets	125,415,508	531,170,573	34,596,487

LIABILITIES:
Due to custodian	33,836	—	—
Payables:
Collateral for securities on loan	1,466,138	25,531,292	—
Investment advisory fees	91,143	338,389	23,010
Deferred foreign capital gains tax	—	—	—
Investment securities purchased	—	—	—
Other liabilities	—	—	—
Total Liabilities	1,591,117	25,869,681	23,010
NET ASSETS	$123,824,391	$505,300,892	$34,573,477

NET ASSETS consist of:
Paid-in capital	$108,657,302	$624,155,247	$74,676,774
Par value	23,500	89,000	14,000
Accumulated distributable earnings (loss)	15,143,589	(118,943,355)	(40,117,297)
NET ASSETS	$123,824,391	$505,300,892	$34,573,477
NET ASSET VALUE, per share	$52.69	$56.78	$24.70
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,350,002	8,900,002	1,400,002
Investments, at cost	$99,058,978	$468,056,471	$30,891,288
Foreign currency, at cost (proceeds)	$56,635	$4,767	$23
Securities on loan, at value	$1,292,919	$24,352,063	$—
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)	First Trust United Kingdom AlphaDEX® Fund (FKU)

$35,293,013	$271,729,193	$1,365,659,169	$776,833,536	$105,398,788	$36,518,473
—	—	—	—	—	—
330,982	64,816	286,921	701,312	45	10,372
—	—	3,784	—	—	—
—	—	—	—	—	2,060

990,535	264,229	3,829,578	4,823,687	374,294	188,213
5,083	4,747	47,585	63,768	5,957	—
388,763	—	6,058	—	—	2,441
—	3,760,883	14,106,824	—	—	—
—	—	724,066	457,447	359,315	26,700
—	—	—	43,312	—	—
37,008,376	275,823,868	1,384,663,985	782,923,062	106,138,399	36,748,259

905,130	—	—	—	27,125	—

1,580,446	18,070,382	54,586,589	35,395,517	7,831,091	—
61,340	165,349	867,810	496,462	65,474	24,574
—	—	—	—	—	—
—	3,760,883	14,051,585	—	—	—
—	—	—	—	—	—
2,546,916	21,996,614	69,505,984	35,891,979	7,923,690	24,574
$34,461,460	$253,827,254	$1,315,158,001	$747,031,083	$98,214,709	$36,723,685

$36,849,468	$237,457,850	$1,273,915,885	$791,256,199	$119,891,838	$75,044,067
12,500	33,500	139,864	236,500	15,500	7,000
(2,400,508)	16,335,904	41,102,252	(44,461,616)	(21,692,629)	(38,327,382)
$34,461,460	$253,827,254	$1,315,158,001	$747,031,083	$98,214,709	$36,723,685
$27.57	$75.77	$94.03	$31.59	$63.36	$52.46
1,250,002	3,350,002	13,986,412	23,650,002	1,550,002	700,002
$42,800,406	$218,237,400	$1,180,629,653	$719,355,859	$104,586,055	$38,080,715
$330,982	$64,571	$286,920	$701,393	$45	$10,372
$1,481,573	$16,964,297	$51,816,241	$28,289,753	$7,406,824	$—
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Assets and Liabilities (Continued)
June 30, 2026 (Unaudited)

	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
ASSETS:
Investments, at value	$134,227,938	$34,926,457	$13,365,336
Cash	—	—	—
Foreign currency, at value	6,264,346	—	246
Due from broker	—	—	—
Due from authorized participant	—	—	—
Receivables:
Dividends	276,371	354	24,422
Securities lending income	—	—	481
Investment securities sold	—	—	—
Capital shares sold	—	—	—
Reclaims	—	1,972,783	3,301
Prepaid expenses	—	—	—
Total Assets	140,768,655	36,899,594	13,393,786

LIABILITIES:
Due to custodian	6,129,911	—	—
Payables:
Collateral for securities on loan	—	—	337,110
Investment advisory fees	87,665	26,291	8,891
Deferred foreign capital gains tax	2,450,806	—	—
Investment securities purchased	—	—	—
Other liabilities	1,555	—	—
Total Liabilities	8,669,937	26,291	346,001
NET ASSETS	$132,098,718	$36,873,303	$13,047,785

NET ASSETS consist of:
Paid-in capital	$112,018,454	$54,179,907	$14,556,298
Par value	24,500	4,500	2,000
Accumulated distributable earnings (loss)	20,055,764	(17,311,104)	(1,510,513)
NET ASSETS	$132,098,718	$36,873,303	$13,047,785
NET ASSET VALUE, per share	$53.92	$81.94	$65.24
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,450,002	450,002	200,002
Investments, at cost	$105,742,426	$32,112,002	$12,725,549
Foreign currency, at cost (proceeds)	$6,264,346	$—	$246
Securities on loan, at value	$—	$—	$307,791
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$258,601,300	$143,899,394
—	8,103
205,786	17,727
—	—
—	—

1,518,691	202,323
24,317	5,430
91,360	—
—	—
50,911	301,834
—	—
260,492,365	144,434,811

138,433	—

8,307,068	8,272,596
169,266	91,610
48	—
53,954	—
25,867	6,958
8,694,636	8,371,164
$251,797,729	$136,063,647

$260,315,887	$134,526,181
55,500	20,500
(8,573,658)	1,516,966
$251,797,729	$136,063,647
$45.37	$66.37
5,550,002	2,050,002
$255,578,615	$130,722,572
$205,461	$17,745
$7,633,315	$7,934,029
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations
For the Six Months Ended June 30, 2026 (Unaudited)

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)	First Trust Europe AlphaDEX® Fund (FEP)	First Trust Latin America AlphaDEX® Fund (FLN)
INVESTMENT INCOME:
Dividends	$1,263,211	$11,139,129	$637,693
Securities lending income (net of fees)	31,514	93,472	—
Foreign withholding tax	(46,588)	(961,177)	(63,090)
Total investment income	1,248,137	10,271,424	574,603

EXPENSES:
Investment advisory fees	309,202	1,931,579	124,543
Indian Tax	—	—	—
Other expenses	—	5	—
Total expenses	309,202	1,931,584	124,543
NET INVESTMENT INCOME (LOSS)	938,935	8,339,840	450,060

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	2,444,476	37,884,846	1,579,410
In-kind redemptions	1,102,339	2,059,779	—
Foreign currency transactions	(386,484)	(81,718)	(13,926)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	3,160,331	39,862,907	1,565,484
Net increase from payment by the advisor	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	22,023,282	(17,161,753)	(236,645)
Foreign currency translation	(169)	(76,434)	1,417
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	22,023,113	(17,238,187)	(235,228)
NET REALIZED AND UNREALIZED GAIN (LOSS)	25,183,444	22,624,720	1,330,256
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,122,379	$30,964,560	$1,780,316
See Notes to Financial Statements

First Trust China AlphaDEX® Fund (FCA)	First Trust Japan AlphaDEX® Fund (FJP)	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)	First Trust Emerging Markets AlphaDEX® Fund (FEM)	First Trust Germany AlphaDEX® Fund (FGM)	First Trust United Kingdom AlphaDEX® Fund (FKU)

$2,326,131	$3,001,365	$18,453,890	$12,008,019	$3,002,971	$1,430,166
110,445	40,484	241,991	296,494	9,708	—
(206,818)	(299,615)	(1,542,280)	(1,501,078)	(363,626)	(29,440)
2,229,758	2,742,234	17,153,601	10,803,435	2,649,053	1,400,726

392,629	953,611	4,449,006	2,594,426	413,630	290,539
—	—	—	—	—	—
1	3	10	8	1	1
392,630	953,614	4,449,016	2,594,434	413,631	290,540
1,837,128	1,788,620	12,704,585	8,209,001	2,235,422	1,110,186

(610,980)	(3,831,248)	95,753,456	68,481,769	3,284,765	3,908,017
12,804,919	24,440,593	5,220,214	—	4,893,513	14,060,420
(7,985)	(29,626)	(486,913)	(668,691)	(3,362)	2,734
—	—	—	(97,748)	—	—
12,185,954	20,579,719	100,486,757	67,715,330	8,174,916	17,971,171
—	—	4,582	—	—	—

(17,561,203)	7,630,089	51,151,881	8,064,923	(9,982,588)	(18,331,842)
(460)	77	(55,104)	(13,337)	(13,132)	(4,274)
—	—	—	10,031	—	—
(17,561,663)	7,630,166	51,096,777	8,061,617	(9,995,720)	(18,336,116)
(5,375,709)	28,209,885	151,588,116	75,776,947	(1,820,804)	(364,945)
$(3,538,581)	$29,998,505	$164,292,701	$83,985,948	$414,618	$745,241
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Operations (Continued)
For the Six Months Ended June 30, 2026 (Unaudited)

	First Trust India NIFTY 50 Equal Weight ETF (NFTY)	First Trust Switzerland AlphaDEX® Fund (FSZ)	First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
INVESTMENT INCOME:
Dividends	$1,081,832	$954,020	$262,533
Securities lending income (net of fees)	—	—	3,041
Foreign withholding tax	(245,716)	(115,982)	(28,113)
Total investment income	836,116	838,038	237,461

EXPENSES:
Investment advisory fees	594,316	165,345	49,462
Indian Tax	—	—	—
Other expenses	5	1	—
Total expenses	594,321	165,346	49,462
NET INVESTMENT INCOME (LOSS)	241,795	672,692	187,999

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	1,240,383	1,081,905	1,323,042
In-kind redemptions	—	1,387,400	—
Foreign currency transactions	(60,318)	(1,549)	(11,032)
Foreign capital gains tax	(739,123)	—	—
Net realized gain (loss)	440,942	2,467,756	1,312,010
Net increase from payment by the advisor	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	(15,575,920)	(1,504,306)	(581,851)
Foreign currency translation	1,065	(39,883)	(187)
Deferred foreign capital gains tax	2,143,630	—	—
Net change in unrealized appreciation (depreciation)	(13,431,225)	(1,544,189)	(582,038)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(12,990,283)	923,567	729,972
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,748,488)	$1,596,259	$917,971
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)	First Trust Eurozone AlphaDEX® ETF (FEUZ)

$5,560,603	$3,357,821
243,734	21,996
(642,718)	(330,448)
5,161,619	3,049,369

1,029,368	540,570
48	—
5	1
1,029,421	540,571
4,132,198	2,508,798

24,474,752	5,485,012
533,002	4,305,735
(148,081)	(9,393)
—	—
24,859,673	9,781,354
—	—

(8,848,471)	(920,280)
8,035	(9,211)
—	—
(8,840,436)	(929,491)
16,019,237	8,851,863
$20,151,435	$11,360,661
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets

	First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)		First Trust Europe AlphaDEX® Fund (FEP)
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$938,935	$477,553	$8,339,840	$8,710,122
Net realized gain (loss)	3,160,331	2,652,780	39,862,907	34,154,327
Net increase from payment by the advisor	—	—	—	—
Net change in unrealized appreciation (depreciation)	22,023,113	3,006,066	(17,238,187)	71,980,797
Net increase (decrease) in net assets resulting from operations	26,122,379	6,136,399	30,964,560	114,845,246

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(720,776)	(1,068,374)	(7,789,531)	(11,333,069)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	84,659,746	8,749,628	82,407,828	121,849,968
Cost of shares redeemed	(10,538,202)	(3,309,884)	(8,745,362)	(1,908,285)
Net increase (decrease) in net assets resulting from shareholder transactions	74,121,544	5,439,744	73,662,466	119,941,683
Total increase (decrease) in net assets	99,523,147	10,507,769	96,837,495	223,453,860

NET ASSETS:
Beginning of period	24,301,244	13,793,475	408,463,397	185,009,537
End of period	$123,824,391	$24,301,244	$505,300,892	$408,463,397

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	650,002	500,002	7,600,002	5,150,002
Shares sold	1,900,000	250,000	1,450,000	2,500,000
Shares redeemed	(200,000)	(100,000)	(150,000)	(50,000)
Shares outstanding, end of period	2,350,002	650,002	8,900,002	7,600,002
See Notes to Financial Statements

First Trust Latin America AlphaDEX® Fund (FLN)		First Trust China AlphaDEX® Fund (FCA)		First Trust Japan AlphaDEX® Fund (FJP)
Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025

$450,060	$700,311	$1,837,128	$1,333,881	$1,788,620	$2,967,287
1,565,484	715,543	12,185,954	4,108,427	20,579,719	12,519,555
—	—	—	—	—	—
(235,228)	4,504,806	(17,561,663)	9,998,136	7,630,166	34,143,402
1,780,316	5,920,660	(3,538,581)	15,440,444	29,998,505	49,630,244

(682,361)	(524,217)	(964,561)	(1,415,517)	(1,963,991)	(5,438,253)

17,565,449	3,810,611	71,915,248	17,112,262	87,827,918	15,367,889
—	(6,261,378)	(93,843,418)	(18,152,408)	(69,258,125)	(44,720,794)
17,565,449	(2,450,767)	(21,928,170)	(1,040,146)	18,569,793	(29,352,905)
18,663,404	2,945,676	(26,431,312)	12,984,781	46,604,307	14,839,086

15,910,073	12,964,397	60,892,772	47,907,991	207,222,947	192,383,861
$34,573,477	$15,910,073	$34,461,460	$60,892,772	$253,827,254	$207,222,947

700,002	850,002	2,150,002	2,350,002	3,100,002	3,700,002
700,000	200,000	2,250,000	650,000	1,250,000	250,000
—	(350,000)	(3,150,000)	(850,000)	(1,000,000)	(850,000)
1,400,002	700,002	1,250,002	2,150,002	3,350,002	3,100,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)		First Trust Emerging Markets AlphaDEX® Fund (FEM)
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$12,704,585	$12,743,184	$8,209,001	$14,052,275
Net realized gain (loss)	100,486,757	92,169,427	67,715,330	37,470,879
Net increase from payment by the advisor	4,582	—	—	—
Net change in unrealized appreciation (depreciation)	51,096,777	115,728,441	8,061,617	47,548,723
Net increase (decrease) in net assets resulting from operations	164,292,701	220,641,052	83,985,948	99,071,877

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(14,922,745)	(22,560,231)	(5,185,855)	(14,715,812)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	395,016,108	209,728,953	190,510,524	14,397,120
Cost of shares redeemed	(18,462,351)	(10,849,121)	—	(27,379,354)
Net increase (decrease) in net assets resulting from shareholder transactions	376,553,757	198,879,832	190,510,524	(12,982,234)
Total increase (decrease) in net assets	525,923,713	396,960,653	269,310,617	71,373,831

NET ASSETS:
Beginning of period	789,234,288	392,273,635	477,720,466	406,346,635
End of period	$1,315,158,001	$789,234,288	$747,031,083	$477,720,466

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	9,936,412	7,236,412	17,500,002	18,200,002
Shares sold	4,250,000	2,900,000	6,150,000	550,000
Shares redeemed	(200,000)	(200,000)	—	(1,250,000)
Shares outstanding, end of period	13,986,412	9,936,412	23,650,002	17,500,002
See Notes to Financial Statements

First Trust Germany AlphaDEX® Fund (FGM)		First Trust United Kingdom AlphaDEX® Fund (FKU)		First Trust India NIFTY 50 Equal Weight ETF (NFTY)
Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025

$2,235,422	$458,301	$1,110,186	$1,855,263	$241,795	$2,654,181
8,174,916	2,116,463	17,971,171	4,072,970	440,942	(619,999)
—	—	—	—	—	—
(9,995,720)	11,067,670	(18,336,116)	14,833,737	(13,431,225)	9,194,964
414,618	13,642,434	745,241	20,761,970	(12,748,488)	11,229,146

(1,305,412)	(463,461)	(1,112,733)	(2,146,493)	(870,105)	(2,235,722)

40,403,388	68,419,538	27,018,140	23,547,004	—	—
(25,612,088)	(4,979,502)	(76,426,229)	(20,505,620)	(29,837,730)	(105,192,943)
14,791,300	63,440,036	(49,408,089)	3,041,384	(29,837,730)	(105,192,943)
13,900,506	76,619,009	(49,775,581)	21,656,861	(43,456,323)	(96,199,519)

84,314,203	7,695,194	86,499,266	64,842,405	175,555,041	271,754,560
$98,214,709	$84,314,203	$36,723,685	$86,499,266	$132,098,718	$175,555,041

1,350,002	200,002	1,700,002	1,700,002	3,000,002	4,850,002
600,000	1,250,000	500,000	500,000	—	—
(400,000)	(100,000)	(1,500,000)	(500,000)	(550,000)	(1,850,000)
1,550,002	1,350,002	700,002	1,700,002	2,450,002	3,000,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Statements of Changes in Net Assets (Continued)

	First Trust Switzerland AlphaDEX® Fund (FSZ)		First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025
OPERATIONS:
Net investment income (loss)	$672,692	$1,099,183	$187,999	$211,150
Net realized gain (loss)	2,467,756	14,038,282	1,312,010	1,479,607
Net increase from payment by the advisor	—	2,079	—	—
Net change in unrealized appreciation (depreciation)	(1,544,189)	1,735,689	(582,038)	1,292,200
Net increase (decrease) in net assets resulting from operations	1,596,259	16,875,233	917,971	2,982,957

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(636,033)	(1,197,488)	(180,142)	(257,673)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	11,653,628	3,528,922	—
Cost of shares redeemed	(8,378,295)	(58,680,459)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(8,378,295)	(47,026,831)	3,528,922	—
Total increase (decrease) in net assets	(7,418,069)	(31,349,086)	4,266,751	2,725,284

NET ASSETS:
Beginning of period	44,291,372	75,640,458	8,781,034	6,055,750
End of period	$36,873,303	$44,291,372	$13,047,785	$8,781,034

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	550,002	1,200,002	150,002	150,002
Shares sold	—	150,000	50,000	—
Shares redeemed	(100,000)	(800,000)	—	—
Shares outstanding, end of period	450,002	550,002	200,002	150,002
See Notes to Financial Statements

First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)		First Trust Eurozone AlphaDEX® ETF (FEUZ)
Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025	Six Months Ended 6/30/2026 (Unaudited)	Year Ended 12/31/2025

$4,132,198	$10,353,721	$2,508,798	$1,792,738
24,859,673	14,479,214	9,781,354	3,705,333
—	—	—	—
(8,840,436)	9,676,036	(929,491)	15,523,328
20,151,435	34,508,971	11,360,661	21,021,399

(4,183,397)	(10,850,724)	(2,256,652)	(2,116,348)

—	12,345,804	54,676,073	69,823,441
(6,723,774)	(83,355,561)	(19,861,064)	(14,787,005)
(6,723,774)	(71,009,757)	34,815,009	55,036,436
9,244,264	(47,351,510)	43,919,018	73,941,487

242,553,465	289,904,975	92,144,629	18,203,142
$251,797,729	$242,553,465	$136,063,647	$92,144,629

5,700,002	7,550,002	1,500,002	450,002
—	300,000	850,000	1,350,000
(150,000)	(2,150,000)	(300,000)	(300,000)
5,550,002	5,700,002	2,050,002	1,500,002
See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights
For a share outstanding throughout each period
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$37.39	$27.59	$27.45	$25.58	$31.57	$32.25
Income from investment operations:
Net investment income (loss)	0.60 (a)	0.85 (a)	0.81 (a)	0.82 (a)	0.97	1.28
Net realized and unrealized gain (loss)	15.27	10.71	0.26	1.87	(5.88)	(0.37)
Total from investment operations	15.87	11.56	1.07	2.69	(4.91)	0.91
Distributions paid to shareholders from:
Net investment income	(0.57)	(1.76)	(0.93)	(0.79)	(1.08)	(1.59)
Return of capital	—	—	—	(0.03)	—	—
Total distributions	(0.57)	(1.76)	(0.93)	(0.82)	(1.08)	(1.59)
Net asset value, end of period	$52.69	$37.39	$27.59	$27.45	$25.58	$31.57
Total return (b)	42.71%	42.31%	3.84%	10.67%	(15.62)%	2.75%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$123,824	$24,301	$13,793	$17,843	$11,511	$25,258
Ratio of total expenses to average net assets	0.80% (c)	0.81% (d)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.43% (c)	2.48%	2.89%	3.12%	3.63%	4.03%
Portfolio turnover rate (e)	71%	104%	75%	90%	82%	102%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Europe AlphaDEX® Fund (FEP)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$53.75	$35.92	$36.31	$32.38	$43.31	$38.50
Income from investment operations:
Net investment income (loss)	0.97 (a)	1.43 (a)	1.34 (a)	1.10 (a)	0.93	1.05
Net realized and unrealized gain (loss)	2.93	18.19	0.04	4.02	(10.90)	5.26
Total from investment operations	3.90	19.62	1.38	5.12	(9.97)	6.31
Distributions paid to shareholders from:
Net investment income	(0.87)	(1.79)	(1.77)	(1.19)	(0.96)	(1.50)
Net asset value, end of period	$56.78	$53.75	$35.92	$36.31	$32.38	$43.31
Total return (b)	7.29%	55.13%	3.71%	16.01%	(22.87)%	16.53%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$505,301	$408,463	$185,010	$223,312	$254,167	$573,909
Ratio of total expenses to average net assets	0.80% (c)	0.81% (d)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.45% (c)	3.09%	3.57%	3.20%	3.23%	2.33%
Portfolio turnover rate (e)	51%	92%	86%	101%	88%	105%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Latin America AlphaDEX® Fund (FLN)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$22.73	$15.25	$20.76	$16.75	$17.35	$19.43
Income from investment operations:
Net investment income (loss)	0.37 (a)	0.99 (a)	0.67 (a)	0.92 (a)	0.98	0.89
Net realized and unrealized gain (loss)	2.09	7.26	(5.23)	3.96	(0.65)	(2.16)
Total from investment operations	2.46	8.25	(4.56)	4.88	0.33	(1.27)
Distributions paid to shareholders from:
Net investment income	(0.49)	(0.77)	(0.95)	(0.87)	(0.93)	(0.81)
Net asset value, end of period	$24.70	$22.73	$15.25	$20.76	$16.75	$17.35
Total return (b)	10.79%	54.67%	(22.67)%	29.64%	2.17%	(6.66)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$34,573	$15,910	$12,964	$74,741	$70,358	$7,805
Ratio of total expenses to average net assets	0.80% (c)	0.81% (d)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.89% (c)	5.08%	3.45%	5.00%	7.82%	4.28%
Portfolio turnover rate (e)	42%	100%	75%	99%	104%	91%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust China AlphaDEX® Fund (FCA)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$28.32	$20.39	$18.57	$21.60	$27.57	$29.16
Income from investment operations:
Net investment income (loss)	0.59 (a)	0.69 (a)	0.72 (a)	1.10 (a)	1.28	1.22
Net realized and unrealized gain (loss)	(0.94)	7.99	2.14	(3.07)	(5.97)	(1.47)
Total from investment operations	(0.35)	8.68	2.86	(1.97)	(4.69)	(0.25)
Distributions paid to shareholders from:
Net investment income	(0.40)	(0.75)	(1.04)	(1.06)	(1.28)	(1.34)
Net asset value, end of period	$27.57	$28.32	$20.39	$18.57	$21.60	$27.57
Total return (b)	(1.23)%	42.95%	15.43%	(9.32)%	(17.10)%	(1.18)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$34,461	$60,893	$47,908	$6,498	$7,560	$9,649
Ratio of total expenses to average net assets	0.80% (c)	0.81% (d)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.74% (c)	2.81%	3.72%	5.32%	5.19%	3.66%
Portfolio turnover rate (e)	34%	101%	62%	113%	117%	166%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Japan AlphaDEX® Fund (FJP)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$66.85	$52.00	$50.69	$42.88	$49.86	$51.42
Income from investment operations:
Net investment income (loss)	0.55 (a)	0.98 (a)	1.02 (a)	1.06 (a)	1.19	0.81
Net realized and unrealized gain (loss)	8.97	15.67	1.93	8.51	(7.23)	(1.16)
Total from investment operations	9.52	16.65	2.95	9.57	(6.04)	(0.35)
Distributions paid to shareholders from:
Net investment income	(0.60)	(1.80)	(1.64)	(1.76)	(0.94)	(1.21)
Net asset value, end of period	$75.77	$66.85	$52.00	$50.69	$42.88	$49.86
Total return (b)	14.26%	32.14%	5.84%	22.42%	(12.04)%	(0.69)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$253,827	$207,223	$192,384	$187,538	$85,768	$34,901
Ratio of total expenses to average net assets	0.80% (c)	0.81% (d)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.50% (c)	1.64%	1.94%	2.21%	2.92%	1.53%
Portfolio turnover rate (e)	34%	91%	82%	61%	79%	126%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$79.43	$54.21	$52.61	$48.27	$60.64	$56.88
Income from investment operations:
Net investment income (loss)	1.04 (a)	1.59 (a)	1.65 (a)	1.56 (a)	1.67	1.52
Net realized and unrealized gain (loss)	14.67 (b)	26.23	2.05	5.07	(12.95)	4.55
Total from investment operations	15.71	27.82	3.70	6.63	(11.28)	6.07
Distributions paid to shareholders from:
Net investment income	(1.11)	(2.60)	(2.10)	(2.29)	(1.09)	(2.31)
Net asset value, end of period	$94.03	$79.43	$54.21	$52.61	$48.27	$60.64
Total return (c)	19.82% (b)	51.78%	7.02%	13.89%	(18.57)%	10.70%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,315,158	$789,234	$392,274	$409,639	$419,333	$414,579
Ratio of total expenses to average net assets	0.80% (d)	0.81% (e)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.28% (d)	2.33%	2.98%	3.05%	3.09%	2.42%
Portfolio turnover rate (f)	52%	109%	97%	109%	95%	111%

(a)	Based on average shares outstanding.
(b)	The Fund received a payment from the advisor in the amount of $4,582, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets AlphaDEX® Fund (FEM)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$27.30	$22.33	$22.22	$21.10	$26.24	$25.31
Income from investment operations:
Net investment income (loss)	0.39 (a)	0.82 (a)	1.00 (a)	1.15 (a)	1.34	1.11
Net realized and unrealized gain (loss)	4.12	5.01	(0.08)	1.07	(5.19)	0.90
Total from investment operations	4.51	5.83	0.92	2.22	(3.85)	2.01
Distributions paid to shareholders from:
Net investment income	(0.22)	(0.86)	(0.81)	(1.10)	(1.29)	(1.08)
Net asset value, end of period	$31.59	$27.30	$22.33	$22.22	$21.10	$26.24
Total return (b)	16.54%	26.35%	3.97%	10.87%	(14.33)%	7.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$747,031	$477,720	$406,347	$416,555	$372,378	$436,915
Ratio of total expenses to average net assets	0.80% (c)	0.81% (d)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	2.53% (c)	3.31%	4.29%	5.40%	5.90%	4.03%
Portfolio turnover rate (e)	61%	111%	94%	105%	106%	119%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Germany AlphaDEX® Fund (FGM)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$62.45	$38.48	$38.81	$35.36	$53.78	$51.56
Income from investment operations:
Net investment income (loss)	1.38 (a)	0.58 (a)	0.78 (a)	0.74 (a)	1.77	0.91
Net realized and unrealized gain (loss)	0.37 (b)	23.80	(0.28) (b)	3.81	(18.27)	2.08
Total from investment operations	1.75	24.38	0.50	4.55	(16.50)	2.99
Distributions paid to shareholders from:
Net investment income	(0.84)	(0.41)	(0.83)	(1.10)	(1.92)	(0.77)
Net asset value, end of period	$63.36	$62.45	$38.48	$38.81	$35.36	$53.78
Total return (c)	2.81%	63.48%	1.39%	12.88%	(30.39)%	5.74%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$98,215	$84,314	$7,695	$15,524	$14,144	$99,497
Ratio of total expenses to average net assets	0.80% (d)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	4.32% (d)	1.03%	2.01%	1.95%	2.23%	1.67%
Portfolio turnover rate (e)	37%	66%	92%	82%	152%	80%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust United Kingdom AlphaDEX® Fund (FKU)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$50.88	$38.14	$36.75	$31.73	$43.97	$38.06
Income from investment operations:
Net investment income (loss)	0.80 (a)	1.26 (a)	1.09 (a)	1.05 (a)	1.54	1.29
Net realized and unrealized gain (loss)	2.03 (b)	12.95	1.85	5.37	(12.02)	5.93
Total from investment operations	2.83	14.21	2.94	6.42	(10.48)	7.22
Distributions paid to shareholders from:
Net investment income	(1.25)	(1.47)	(1.55)	(1.40)	(1.76)	(1.31)
Net asset value, end of period	$52.46	$50.88	$38.14	$36.75	$31.73	$43.97
Total return (c)	5.59%	37.60%	8.01%	20.59%	(23.52)%	19.10%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$36,724	$86,499	$64,842	$20,213	$31,728	$98,943
Ratio of total expenses to average net assets	0.80% (d)	0.81% (e)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.06% (d)	2.83%	2.84%	3.08%	4.29%	3.34%
Portfolio turnover rate (f)	40%	65%	46%	77%	98%	45%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust India NIFTY 50 Equal Weight ETF (NFTY)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$58.52	$56.03	$54.08	$43.53	$48.23	$38.83
Income from investment operations:
Net investment income (loss)	0.09 (a)	0.71 (a)	0.15 (a)	0.31 (a)	0.22	0.48
Net realized and unrealized gain (loss)	(4.38)	2.50	2.70	10.31	(2.35)	9.65
Total from investment operations	(4.29)	3.21	2.85	10.62	(2.13)	10.13
Distributions paid to shareholders from:
Net investment income	(0.31)	(0.72)	—	—	(0.05)	(0.73)
Net realized gain	—	—	(0.86)	(0.07)	(2.52)	—
Return of capital	—	—	(0.04)	—	—	—
Total distributions	(0.31)	(0.72)	(0.90)	(0.07)	(2.57)	(0.73)
Net asset value, end of period	$53.92	$58.52	$56.03	$54.08	$43.53	$48.23
Total return (b)	(7.30)%	5.73%	5.27%	24.44%	(4.45)%	26.15%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$132,099	$175,555	$271,755	$121,678	$73,999	$62,703
Ratio of total expenses to average net assets	0.80% (c)	0.81% (d)	0.81% (e)	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	0.33% (c)	1.23%	0.26%	0.68%	0.68%	0.95%
Portfolio turnover rate (f)	9%	22%	30%	43%	56%	57%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(e)	Includes other expenses. If these other expenses were not included, the expense ratio would have been 0.80%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Switzerland AlphaDEX® Fund (FSZ)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$80.53	$63.03	$64.95	$54.42	$71.39	$60.85
Income from investment operations:
Net investment income (loss)	1.32 (a)	1.21 (a)	1.10 (a)	1.32 (a)	1.98	0.78
Net realized and unrealized gain (loss)	1.44	17.73 (b)	(1.89)	10.58	(17.03)	10.92
Total from investment operations	2.76	18.94	(0.79)	11.90	(15.05)	11.70
Distributions paid to shareholders from:
Net investment income	(1.35)	(1.44)	(1.13)	(1.37)	(1.92)	(1.16)
Net asset value, end of period	$81.94	$80.53	$63.03	$64.95	$54.42	$71.39
Total return (c)	3.46%	30.16% (b)	(1.25)%	22.07%	(20.88)%	19.34%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$36,873	$44,291	$75,640	$84,441	$97,959	$99,943
Ratio of total expenses to average net assets	0.80% (d)	0.81% (e)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.25% (d)	1.65%	1.69%	2.20%	2.30%	1.25%
Portfolio turnover rate (f)	37%	80%	71%	68%	64%	66%

(a)	Based on average shares outstanding.
(b)
The Fund received a payment from the advisor in the amount of $2,079 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$58.54	$40.37	$40.65	$37.67	$46.06	$42.72
Income from investment operations:
Net investment income (loss)	1.01 (a)	1.41 (a)	1.10 (a)	1.17 (a)	1.09	0.74
Net realized and unrealized gain (loss)	6.59	18.48	0.19	2.98	(8.09)	3.99
Total from investment operations	7.60	19.89	1.29	4.15	(7.00)	4.73
Distributions paid to shareholders from:
Net investment income	(0.90)	(1.72)	(1.57)	(1.17)	(1.39)	(1.39)
Net asset value, end of period	$65.24	$58.54	$40.37	$40.65	$37.67	$46.06
Total return (b)	12.99%	49.71%	3.14%	11.13%	(15.00)%	11.09%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$13,048	$8,781	$6,056	$8,130	$7,535	$13,817
Ratio of total expenses to average net assets	0.80% (c)	0.81% (d)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.04% (c)	2.86%	2.66%	2.99%	2.88%	1.46%
Portfolio turnover rate (e)	70%	119%	117%	124%	109%	116%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$42.55	$38.40	$38.17	$38.78	$40.29	$41.24
Income from investment operations:
Net investment income (loss)	0.74 (a)	1.61 (a)	1.22 (a)	1.72 (a)	1.86	1.57
Net realized and unrealized gain (loss)	2.83	4.34	0.51	(0.54)	(1.60)	(0.01)
Total from investment operations	3.57	5.95	1.73	1.18	0.26	1.56
Distributions paid to shareholders from:
Net investment income	(0.75)	(1.80)	(1.50)	(1.79)	(1.77)	(2.51)
Net asset value, end of period	$45.37	$42.55	$38.40	$38.17	$38.78	$40.29
Total return (b)	8.39%	15.61%	4.43%	3.21%	1.36%	3.68%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$251,798	$242,553	$289,905	$326,341	$166,753	$143,030
Ratio of total expenses to average net assets	0.80% (c)	0.81% (d)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.21% (c)	3.99%	3.09%	4.59%	4.60%	3.65%
Portfolio turnover rate (e)	69%	114%	109%	124%	117%	127%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded AlphaDEX® Fund II
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Eurozone AlphaDEX® ETF (FEUZ)

	Six Months Ended 6/30/2026 (Unaudited)	Year Ended December 31,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$61.43	$40.45	$40.46	$36.04	$46.36	$42.10
Income from investment operations:
Net investment income (loss)	1.20 (a)	1.64 (a)	1.15 (a)	1.10 (a)	0.85	1.10
Net realized and unrealized gain (loss)	4.84	21.07	(0.36) (b)	4.52	(10.05)	4.32
Total from investment operations	6.04	22.71	0.79	5.62	(9.20)	5.42
Distributions paid to shareholders from:
Net investment income	(1.10)	(1.73)	(0.80)	(1.20)	(1.12)	(1.16)
Net asset value, end of period	$66.37	$61.43	$40.45	$40.46	$36.04	$46.36
Total return (c)	9.83%	56.57%	1.88%	15.71%	(19.65)%	12.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$136,064	$92,145	$18,203	$18,207	$16,219	$81,135
Ratio of total expenses to average net assets	0.80% (d)	0.81% (e)	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	3.71% (d)	3.01%	2.71%	2.84%	2.09%	2.27%
Portfolio turnover rate (f)	46%	91%	77%	90%	56%	59%

(a)	Based on average shares outstanding.
(b)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.80%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on December 3, 2010, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the fourteen funds (each a “Fund” and collectively, the “Funds”) listed below. The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust Asia Pacific ex-Japan AlphaDEX® Fund – (ticker “FPA”)
First Trust Europe AlphaDEX® Fund – (ticker “FEP”)
First Trust Latin America AlphaDEX® Fund – (ticker “FLN”)
First Trust China AlphaDEX® Fund – (ticker “FCA”)
First Trust Japan AlphaDEX® Fund – (ticker “FJP”)
First Trust Developed Markets ex-US AlphaDEX® Fund – (ticker “FDT”)
First Trust Emerging Markets AlphaDEX® Fund – (ticker “FEM”)
First Trust Germany AlphaDEX® Fund – (ticker “FGM”)
First Trust United Kingdom AlphaDEX® Fund – (ticker “FKU”)
First Trust India NIFTY 50 Equal Weight ETF – (ticker “NFTY”)
First Trust Switzerland AlphaDEX® Fund – (ticker “FSZ”)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund – (ticker “FDTS”)
First Trust Emerging Markets Small Cap AlphaDEX® Fund – (ticker “FEMS”)
First Trust Eurozone AlphaDEX® ETF – (ticker “FEUZ”)
Each Fund operates as a diversified open-end management investment company as defined in section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index
First Trust Europe AlphaDEX® Fund	Nasdaq AlphaDEX® EuropeTM Index
First Trust Latin America AlphaDEX® Fund	Nasdaq AlphaDEX® Latin AmericaTM Index
First Trust China AlphaDEX® Fund	Nasdaq AlphaDEX® ChinaTM Index
First Trust Japan AlphaDEX® Fund	Nasdaq AlphaDEX® JapanTM Index
First Trust Developed Markets ex-US AlphaDEX® Fund	Nasdaq AlphaDEX® Developed Markets Ex-USTM Index
First Trust Emerging Markets AlphaDEX® Fund	Nasdaq AlphaDEX® Emerging MarketsTM Index
First Trust Germany AlphaDEX® Fund	Nasdaq AlphaDEX® GermanyTM Index
First Trust United Kingdom AlphaDEX® Fund	Nasdaq AlphaDEX® United KingdomTM Index
First Trust India NIFTY 50 Equal Weight ETF	NIFTY 50 Equal Weight Index
First Trust Switzerland AlphaDEX® Fund	Nasdaq AlphaDEX® SwitzerlandTM Index
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index
First Trust Emerging Markets Small Cap AlphaDEX® Fund	Nasdaq AlphaDEX® Emerging Markets Small CapTM Index
First Trust Eurozone AlphaDEX® ETF	Nasdaq AlphaDEX® EurozoneTM Index
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
a review of the issuer’s financial statements;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of June 30, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)
loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2026, FPA, FEP, FCA, FJP, FDT, FEM, FGM, FDTS, FEMS, and FEUZ had securities in the securities lending program. During the six months ended June 30, 2026, FPA, FEP, FCA, FJP, FDT, FEM, FGM, FDTS, FEMS, and FEUZ participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
F. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended June 30, 2026, were received as collateral for lending securities.
G. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$1,068,374	$—	$—
First Trust Europe AlphaDEX® Fund	11,333,069	—	—
First Trust Latin America AlphaDEX® Fund	524,217	—	—
First Trust China AlphaDEX® Fund	1,415,517	—	—
First Trust Japan AlphaDEX® Fund	5,438,253	—	—
First Trust Developed Markets ex-US AlphaDEX® Fund	22,560,231	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Emerging Markets AlphaDEX® Fund	$14,715,812	$—	$—
First Trust Germany AlphaDEX® Fund	463,461	—	—
First Trust United Kingdom AlphaDEX® Fund	2,146,493	—	—
First Trust India NIFTY 50 Equal Weight ETF	2,235,722	—	—
First Trust Switzerland AlphaDEX® Fund	1,197,488	—	—
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	257,673	—	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	10,850,724	—	—
First Trust Eurozone AlphaDEX® ETF	2,116,348	—	—
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$240,346	$(13,485,508)	$2,987,148
First Trust Europe AlphaDEX® Fund	429,580	(215,799,543)	73,251,579
First Trust Latin America AlphaDEX® Fund	311,194	(44,918,803)	3,392,357
First Trust China AlphaDEX® Fund	—	(7,888,476)	9,991,110
First Trust Japan AlphaDEX® Fund	362,062	(53,732,193)	41,671,521
First Trust Developed Markets ex-US AlphaDEX® Fund	3,083,777	(231,043,502)	119,692,021
First Trust Emerging Markets AlphaDEX® Fund	625,265	(170,089,558)	46,202,584
First Trust Germany AlphaDEX® Fund	—	(31,473,752)	10,671,917
First Trust United Kingdom AlphaDEX® Fund	40,060	(53,790,958)	15,791,008
First Trust India NIFTY 50 Equal Weight ETF	868,042	—	(32,806,315)
First Trust Switzerland AlphaDEX® Fund	263,611	(22,612,504)	4,077,563
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	16,439	(3,421,264)	1,156,483
First Trust Emerging Markets Small Cap AlphaDEX® Fund	835,443	(35,419,171)	10,042,032
First Trust Eurozone AlphaDEX® ETF	31,263	(21,531,249)	13,912,943
H. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)
January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest Income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. As of June 30, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$13,485,508
First Trust Europe AlphaDEX® Fund	215,799,543
First Trust Latin America AlphaDEX® Fund	44,918,803
First Trust China AlphaDEX® Fund	7,888,476
First Trust Japan AlphaDEX® Fund	53,732,193
First Trust Developed Markets ex-US AlphaDEX® Fund*	231,043,502
First Trust Emerging Markets AlphaDEX® Fund	170,089,558
First Trust Germany AlphaDEX® Fund	31,473,752
First Trust United Kingdom AlphaDEX® Fund	53,790,958
First Trust India NIFTY 50 Equal Weight ETF	—
First Trust Switzerland AlphaDEX® Fund	22,612,504
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	3,421,264
First Trust Emerging Markets Small Cap AlphaDEX® Fund	35,419,171
First Trust Eurozone AlphaDEX® ETF	21,531,249

*
$68,891,585 of First Trust Developed Markets ex-US AlphaDEX® Fund’s non-expiring net capital losses is subject to loss limitation resulting from reorganization activity. This limitation generally reduces the utilization of these losses to a maximum of
$96,428 per year.

During the taxable year ended December 31, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$2,344,452
First Trust Europe AlphaDEX® Fund	33,050,132
First Trust Latin America AlphaDEX® Fund	620,932
First Trust China AlphaDEX® Fund	2,610,144
First Trust Japan AlphaDEX® Fund	5,813,431
First Trust Developed Markets ex-US AlphaDEX® Fund	87,440,363
First Trust Emerging Markets AlphaDEX® Fund	36,540,160
First Trust Germany AlphaDEX® Fund	1,060,090
First Trust United Kingdom AlphaDEX® Fund	21,500
First Trust Switzerland AlphaDEX® Fund	3,333,750
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	1,446,606
First Trust Emerging Markets Small Cap AlphaDEX® Fund	7,665,090
First Trust Eurozone AlphaDEX® ETF	1,239,617
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Funds had no net late year ordinary or capital losses.
As of June 30, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$99,058,978	$34,909,913	$(9,152,400)	$25,757,513
First Trust Europe AlphaDEX® Fund	468,056,471	79,792,203	(19,969,208)	59,822,995
First Trust Latin America AlphaDEX® Fund	30,891,288	4,598,047	(1,201,488)	3,396,559

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust China AlphaDEX® Fund	$42,800,406	$2,941,276	$(10,448,669)	$(7,507,393)
First Trust Japan AlphaDEX® Fund	218,237,400	63,102,335	(9,610,542)	53,491,793
First Trust Developed Markets ex-US AlphaDEX® Fund	1,180,629,653	256,731,930	(71,702,414)	185,029,516
First Trust Emerging Markets AlphaDEX® Fund	719,355,859	138,164,824	(80,687,147)	57,477,677
First Trust Germany AlphaDEX® Fund	104,586,055	12,034,739	(11,222,006)	812,733
First Trust United Kingdom AlphaDEX® Fund	38,080,715	2,549,681	(4,111,923)	(1,562,242)
First Trust India NIFTY 50 Equal Weight ETF	105,742,426	34,182,091	(5,696,579)	28,485,512
First Trust Switzerland AlphaDEX® Fund	32,112,002	4,839,857	(2,025,402)	2,814,455
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	12,725,549	1,857,226	(1,217,439)	639,787
First Trust Emerging Markets Small Cap AlphaDEX® Fund	255,578,615	35,262,218	(32,239,533)	3,022,685
First Trust Eurozone AlphaDEX® ETF	130,722,572	19,210,947	(6,034,125)	13,176,822
I. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of the advisory fees, Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund.
First Trust Portfolios L.P. (“FTP”) has entered into licensing agreements with Nasdaq (“Licensor”) for all the Funds except NFTY and with NSE Indices Limited (“NSE”) for NFTY (Nasdaq and NSE collectively, the “Licensors”). The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the Licensors. The Funds are sub-licensees to the applicable license agreements.
J. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee for each Fund. First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)
Breakpoints
Fund net assets up to and including $2.5 billion	0.80%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.78%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.76%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.74%
Fund net assets greater than $10 billion	0.72%
During the six months ended June 30, 2026, FDT received a payment from the Advisor in the amount of $4,582 in connection with a trade error.
During the fiscal year ended December 31, 2025, FSZ received a payment from the Advisor in the amount of $2,079 in connection with a trade error.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended June 30, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$114,049,218	$52,368,542
First Trust Europe AlphaDEX® Fund	245,576,528	247,361,677
First Trust Latin America AlphaDEX® Fund	25,568,210	12,586,493
First Trust China AlphaDEX® Fund	77,241,187	29,409,402
First Trust Japan AlphaDEX® Fund	81,705,350	81,206,396
First Trust Developed Markets ex-US AlphaDEX® Fund	672,724,202	576,177,075
First Trust Emerging Markets AlphaDEX® Fund	533,653,565	391,134,815
First Trust Germany AlphaDEX® Fund	38,177,195	37,844,758
First Trust United Kingdom AlphaDEX® Fund	29,880,152	30,359,437
First Trust India NIFTY 50 Equal Weight ETF	13,695,918	45,191,963
First Trust Switzerland AlphaDEX® Fund	14,750,072	15,382,831
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	9,635,154	8,610,914
First Trust Emerging Markets Small Cap AlphaDEX® Fund	175,999,888	178,715,603
First Trust Eurozone AlphaDEX® ETF	61,816,667	61,724,528
For the six months ended June 30, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Asia Pacific ex-Japan AlphaDEX® Fund	$16,340,105	$4,486,010
First Trust Europe AlphaDEX® Fund	81,309,675	8,676,994

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)
	Purchases	Sales
First Trust Latin America AlphaDEX® Fund	$4,251,719	$—
First Trust China AlphaDEX® Fund	21,106,470	90,649,332
First Trust Japan AlphaDEX® Fund	86,957,370	69,719,491
First Trust Developed Markets ex-US AlphaDEX® Fund	289,545,783	15,119,454
First Trust Emerging Markets AlphaDEX® Fund	46,043,459	—
First Trust Germany AlphaDEX® Fund	40,329,622	25,509,686
First Trust United Kingdom AlphaDEX® Fund	26,866,532	75,769,023
First Trust India NIFTY 50 Equal Weight ETF	—	—
First Trust Switzerland AlphaDEX® Fund	—	7,996,292
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund	2,539,753	—
First Trust Emerging Markets Small Cap AlphaDEX® Fund	—	4,166,157
First Trust Eurozone AlphaDEX® ETF	54,321,391	19,774,887
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP, the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended June 30, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended June 30, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded AlphaDEX® Fund II (the “Trust”), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”) on behalf of each of the following series of the Trust (each a “Fund” and collectively, the “Funds”):
First Trust Asia Pacific ex-Japan AlphaDEX® Fund (FPA)
First Trust China AlphaDEX® Fund (FCA)
First Trust Developed Markets ex-US AlphaDEX® Fund (FDT)
First Trust Developed Markets ex-US Small Cap AlphaDEX® Fund (FDTS)
First Trust Emerging Markets AlphaDEX® Fund (FEM)
First Trust Emerging Markets Small Cap AlphaDEX® Fund (FEMS)
First Trust Europe AlphaDEX® Fund (FEP)
First Trust Eurozone AlphaDEX® ETF (FEUZ)
First Trust Germany AlphaDEX® Fund (FGM)
First Trust India NIFTY 50 Equal Weight ETF (NFTY)
First Trust Japan AlphaDEX® Fund (FJP)
First Trust Latin America AlphaDEX® Fund (FLN)
First Trust Switzerland AlphaDEX® Fund (FSZ)
First Trust United Kingdom AlphaDEX® Fund (FKU)
The Board approved the continuation of the Agreement for each Fund for a one-year period ending June 30, 2027 at a meeting held on June 7–8, 2026. The Board determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. At meetings held on April 13, 2026 and June 7–8, 2026, the Board, including the Independent Trustees, reviewed materials provided by the Advisor responding to requests for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee rate schedule payable by each Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other clients of the Advisor, including other exchange-traded funds (“ETFs”) managed by the Advisor; the expense ratio of each Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; performance information for each Fund, including comparisons of each Fund’s performance to that of one or more relevant benchmark indexes and to that of a performance group of funds and a broad performance universe of funds (the “Performance Universe”), each assembled by Broadridge; the nature of expenses incurred in providing services to each Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Board reviewed initial materials with the Advisor at the meeting held on April 13, 2026, prior to which the Independent Trustees and their counsel met

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)
separately to discuss the information provided by the Advisor. Following the April meeting, counsel to the Independent Trustees, on behalf of the Independent Trustees, requested certain clarifications and supplements to the materials provided, and the information provided in response to those requests was considered at an executive session of the Independent Trustees and their counsel held prior to the June 7–8, 2026 meeting, as well as at the June meeting. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor continues to be a reasonable business arrangement from each Fund’s perspective. The Board determined that, given the totality of the information provided with respect to the Agreement, the Board had received sufficient information to renew the Agreement. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund’s unitary fee.
In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of the services provided by the Advisor under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all of the services provided by the Advisor to the Funds, as well as the background and experience of the persons responsible for such services. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective, policies and restrictions. The Board also considered a report from the Advisor with respect to its risk management functions related to the operation of the Funds. Finally, as part of the Board’s consideration of the Advisor’s services, the Advisor, in its written materials and at the April 13, 2026 meeting, described to the Board the scope of its ongoing investment in additional personnel and infrastructure to maintain and improve the quality of services provided to the Funds and the other funds in the First Trust Fund Complex. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective, policies and restrictions.
The Board considered the unitary fee rate schedule payable by each Fund under the Agreement for the services provided. The Board considered that as part of the unitary fee the Advisor is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Groups, as well as advisory and unitary fee rates charged by the Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund pays a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio of NFTY was equal to the median total (net) expense ratio of the peer funds in its Expense Group and that the total (net) expense ratio for each other Fund was above the median total (net) expense ratio of the peer funds in its respective Expense Group. With respect to the Expense Groups, the Board discussed with the Advisor limitations in creating peer groups for index ETFs, including differences in underlying indexes and index-tracking methodologies that can result in greater management complexities across seemingly comparable ETFs, and different business models that may affect the pricing of services among ETF sponsors. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other non-ETF clients, the Board considered differences between the Funds and other non-ETF clients that limited their comparability. In considering the unitary fee rate schedules overall, the Board also considered the Advisor’s statement that it seeks to meet investor needs through innovative and value-added investment solutions and the Advisor’s demonstrated long-term commitment to each Fund and the other funds in the First Trust Fund Complex.
The Board considered performance information for each Fund. The Board noted the process it has established for monitoring each Fund’s performance and portfolio risk on an ongoing basis, which includes quarterly performance reporting from the Advisor for the Funds. The Board determined that this process continues to be effective for reviewing each Fund’s performance. The Board also received and reviewed information for periods ended December 31, 2025 regarding the performance of each Fund’s underlying index, the correlation between each Fund’s performance and that of its underlying index, each Fund’s tracking difference and each Fund’s excess return as compared to its benchmark index. With respect to NFTY, the Board noted that during 2018, shareholders of the Fund approved changes to the Fund’s investment objective and, effective April 17, 2018, the Fund changed its name and ticker symbol and began tracking the NIFTY 50 Equal Weight Index, and that the performance information included a blend of the old and new indexes. The Board considered the Advisor’s explanations of how the AlphaDEX® stock selection methodology impacts Fund performance in various market environments, and the Advisor’s statement that AlphaDEX® is designed to provide long-term outperformance. Based on the information provided and its ongoing review of performance, the Board concluded that each Fund was correlated to its underlying index and that the tracking difference for each Fund was within a reasonable range. In addition, the Board reviewed data prepared by Broadridge comparing each Fund’s performance to that of its respective Performance Universe and to that of a benchmark

Other Information (Continued)
First Trust Exchange-Traded AlphaDEX® Fund II
June 30, 2026 (Unaudited)
index and noted the Advisor’s discussion of FDTS’s, FEM’s, FEMS’s and FGM’s performance at the April 13, 2026 meeting. However, given each Fund’s objective of seeking investment results that correspond generally to the performance of its underlying index, the Board placed more emphasis on its review of correlation and tracking difference.
On the basis of all the information provided on the unitary fee and performance of each Fund and the ongoing oversight by the Board, the Board concluded that the unitary fee for each Fund continues to be reasonable and appropriate in light of the nature, extent and quality of the services provided by the Advisor to each Fund under the Agreement.
The Board considered information and discussed with the Advisor whether there were any economies of scale in connection with providing advisory services to the Funds at current asset levels and whether the Funds may benefit from any economies of scale. The Board noted that the unitary fee rate schedule for each Fund includes breakpoints pursuant to which the unitary fee rate will be reduced as assets of the Fund meet certain thresholds. The Board considered the Advisor’s statement that it believes that its expenses relating to providing advisory services to the Funds will increase during the next twelve months as the Advisor continues to build infrastructure, including technology, and add new staff. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Funds would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Funds. The Board concluded that the unitary fee rate schedule for each Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at current asset levels. The Board considered the revenues and allocated costs (including the allocation methodology) of the Advisor in serving as investment advisor to each Fund for the twelve months ended December 31, 2025 and the estimated profitability level for each Fund calculated by the Advisor based on such data, as well as complex-wide and product-line profitability data, for the same period. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s profitability level for each Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Funds. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP the exposure of their products to investors and brokers who, absent their exposure to the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with the Funds. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of each Fund. No single factor was determinative in the Board’s analysis.
Disclaimers
Nasdaq® and Nasdaq AlphaDEX® Asia Pacific Ex-JapanTM Index, Nasdaq AlphaDEX® EuropeTM Index, Nasdaq AlphaDEX® Latin AmericaTM Index, Nasdaq AlphaDEX® ChinaTM Index, Nasdaq AlphaDEX® JapanTM Index, Nasdaq AlphaDEX® Developed Markets Ex-USTM Index, Nasdaq AlphaDEX® Emerging MarketsTM Index, Nasdaq AlphaDEX® GermanyTM Index, Nasdaq AlphaDEX® United KingdomTM Index, Nasdaq AlphaDEX® SwitzerlandTM Index, Nasdaq AlphaDEX® Developed Markets Ex-US Small CapTM Index, Nasdaq AlphaDEX® Emerging Markets Small CapTM Index and Nasdaq AlphaDEX® EurozoneTM Index (“the Nasdaq Indices”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Nasdaq Indices. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
The First Trust India NIFTY 50 Equal Weight ETF (the “Product”) offered by First Trust is not sponsored, endorsed, sold or promoted by NSE INDICES LIMITED (formerly known as India Index Services & Products Limited (IISL)). NSE INDICES LIMITED does not make any representation or warranty, express or implied (including warranties of merchantability or fitness for particular purpose or use) and disclaims all liability to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product linked to the NIFTY 50 Equal Weight Index or particularly in the ability of the NIFTY 50 Equal Weight Index to track general stock market performance in India. Please read the full Disclaimers in relation to the NIFTY 50 Equal Weight Index in the Prospectus and Statement of Additional Information.

(b)	The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded AlphaDEX® Fund II
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	September 3, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	September 3, 2026

* Print the name and title of each signing officer under his or her signature.